Hartford Balanced HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
	Asset-Backed - Automobile - 0.1%
$ 1,059,502	CFMT LLC 1.39%, 09/22/2031(1)	$ 1,022,530
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(1)	245,206
260,000	1.91%, 10/17/2033(1)	231,983
615,000	SFS Auto Receivables Securitization Trust 5.89%, 03/22/2027(1)	614,590
		2,114,309
	Asset-Backed - Student Loan - 0.1%
1,541,969	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	1,510,582
	Commercial Mortgage-Backed Securities - 0.3%
255,000	BFLD Trust 7.50%, 11/15/2028, 1 mo. USD Term SOFR + 2.16%(1)(2)	254,543
1,460,000	BX Trust 6.74%, 10/15/2036, 1 mo. USD Term SOFR + 1.41%(1)(2)	1,411,890
289,976	Life Mortgage Trust 6.15%, 03/15/2038, 1 mo. USD Term SOFR + 0.81%(1)(2)	283,725
375,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	245,310
1,735,000	SREIT Trust 6.53%, 11/15/2038, 1 mo. USD Term SOFR + 1.19%(1)(2)	1,696,608
		3,892,076
	Other Asset-Backed Securities - 0.8%
107,982	Aaset Trust 3.84%, 05/15/2039(1)	80,989
105,014	Affirm Asset Securitization Trust 1.07%, 08/15/2025(1)	103,292
	Castlelake Aircraft Structured Trust
138,554	3.47%, 01/15/2046(1)	127,814
355,714	3.97%, 04/15/2039(1)	316,342
	CF Hippolyta Issuer LLC
772,807	1.53%, 03/15/2061(1)	679,142
410,193	1.69%, 07/15/2060(1)	372,629
160,216	1.98%, 03/15/2061(1)	137,165
195,426	5.97%, 08/15/2062(1)	190,075
1,323,644	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,177,213
185,479	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	159,516
269,402	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	211,830
1,155,000	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	1,144,165
157,598	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	132,732
92,444	MAPS Ltd. 4.46%, 03/15/2044(1)	81,630
	New Economy Assets Phase 1 Sponsor LLC
1,530,000	1.91%, 10/20/2061(1)	1,319,532
480,000	2.41%, 10/20/2061(1)	398,722
2,794,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,517,975
835,003	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	819,009
27,477	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	27,251
2,550,000	Stack Infrastructure Issuer LLC 5.90%, 07/25/2048(1)	2,458,598
137,587	Start II Ltd. 4.09%, 03/15/2044(1)	121,942
		12,577,563
	Whole Loan Collateral CMO - 0.1%
57,887	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	55,410
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4% - (continued)
	Whole Loan Collateral CMO - 0.1% - (continued)
	Federal National Mortgage Association Connecticut Avenue Securities
$ 280,000	6.87%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(2)	$ 279,471
131,104	11.33%, 10/25/2028, 30 day USD SOFR Average + 6.01%(2)	139,606
	Flagstar Mortgage Trust
603,919	2.00%, 09/25/2041(1)(3)	496,749
288,702	4.00%, 05/25/2048(1)(3)	258,064
216,929	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	197,422
107,823	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	104,578
422,331	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	387,027
	Towd Point Mortgage Trust
6,712	2.75%, 04/25/2057(1)(3)	6,665
182,679	2.75%, 06/25/2057(1)(3)	172,320
71,730	3.00%, 01/25/2058(1)(3)	68,891
		2,166,203
	Total Asset & Commercial Mortgage-Backed Securities (cost $23,425,084)	$ 22,260,733
CORPORATE BONDS - 11.3%
	Aerospace/Defense - 0.2%
2,325,000	HEICO Corp. 5.35%, 08/01/2033	$ 2,216,539
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	484,177
		2,700,716
	Agriculture - 0.1%
1,030,000	BAT Capital Corp. 6.34%, 08/02/2030	1,014,669
830,000	Philip Morris International, Inc. 5.13%, 11/17/2027	813,612
		1,828,281
	Airlines - 0.0%
91,359	United Airlines Pass-Through Trust 4.60%, 09/01/2027	86,121
	Auto Manufacturers - 0.0%
270,000	Daimler Truck Finance North America LLC 5.15%, 01/16/2026(1)	266,480
	Beverages - 0.2%
990,000	Anheuser-Busch InBev Worldwide, Inc. 4.38%, 04/15/2038	859,662
	Bacardi Ltd./Bacardi-Martini BV
455,000	5.25%, 01/15/2029(1)	440,183
1,808,000	5.90%, 06/15/2043(1)	1,669,954
		2,969,799
	Biotechnology - 0.0%
385,000	Gilead Sciences, Inc. 5.55%, 10/15/2053	369,754
	Chemicals - 0.1%
1,105,000	Celanese U.S. Holdings LLC 6.35%, 11/15/2028	1,092,398
	Commercial Banks - 2.8%
	Bank of America Corp.
1,570,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(4)	1,391,523

1

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.3% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 1,215,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(4)	$ 920,883
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(4)	1,619,326
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(4)	1,470,639
2,239,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.57% thereafter)(4)	2,211,863
574,000	5.87%, 09/15/2034, 6 mo. USD SOFR + 1.84%	558,315
2,494,000	Bank of New York Mellon Corp. 4.97%, 04/26/2034, (4.97% fixed rate until 04/26/2033; 6 mo. USD SOFR + 1.61% thereafter)(4)	2,305,154
830,000	BNP Paribas SA 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD Term SOFR + 1.37% thereafter)(1)(4)	797,188
2,505,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	2,484,326
2,733,000	Credit Agricole SA 6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 3 mo. USD SOFR + 1.86% thereafter)(1)(4)	2,734,309
2,737,000	Credit Suisse AG 7.50%, 02/15/2028	2,863,530
	Danske Bank AS
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(4)	1,699,055
1,555,000	6.26%, 09/22/2026, 1 yr. USD CMT + 1.18%(1)	1,555,139
1,150,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	1,159,265
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(4)	502,685
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(4)	270,905
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(4)	628,947
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD Term SOFR + 1.59% thereafter)(4)	751,526
1,633,000	5.35%, 06/01/2034, (5.35% fixed rate until 06/01/2033; 6 mo. USD SOFR + 1.85% thereafter)(4)	1,549,967
1,040,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	960,607
	Morgan Stanley
1,450,000	3.13%, 07/27/2026	1,346,963
1,000,000	3.70%, 10/23/2024	977,060
1,372,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(4)	1,282,702
	Standard Chartered PLC
1,130,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 1 yr. USD CMT + 0.78% thereafter)(1)(4)	1,111,298
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.3% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 3,215,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 1 yr. USD CMT + 0.88% thereafter)(1)(4)	$ 3,128,478
1,545,000	UBS AG 5.65%, 09/11/2028	1,522,476
	UBS Group AG
1,695,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(4)	1,479,568
320,000	6.30%, 09/22/2034, 1 yr. USD CMT + 2.00%(1)	312,603
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,324,101
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(4)	1,376,840
		45,297,241
	Commercial Services - 0.3%
	Ashtead Capital, Inc.
2,285,000	2.45%, 08/12/2031(1)	1,734,166
600,000	5.50%, 08/11/2032(1)	554,624
380,000	5.55%, 05/30/2033(1)	352,655
475,000	5.95%, 10/15/2033(1)	451,088
	ERAC USA Finance LLC
1,844,000	4.90%, 05/01/2033(1)	1,736,361
691,000	5.40%, 05/01/2053(1)	638,032
		5,466,926
	Construction Materials - 0.0%
685,000	Trane Technologies Financing Ltd. 5.25%, 03/03/2033	662,524
	Diversified Financial Services - 0.9%
3,843,000	American Express Co. 5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 3 mo. USD SOFR + 1.84% thereafter)(4)	3,544,460
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,497,549
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	1,984,612
	Capital One Financial Corp.
580,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(4)	567,005
3,694,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 3 mo. USD SOFR + 2.86% thereafter)(4)	3,487,510
	Intercontinental Exchange, Inc.
2,185,000	4.00%, 09/15/2027	2,065,741
816,000	4.35%, 06/15/2029	767,821
	Nasdaq, Inc.
175,000	5.95%, 08/15/2053	163,775
165,000	6.10%, 06/28/2063	153,461
		14,231,934
	Electric - 1.3%
1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	948,937
	Arizona Public Service Co.
90,000	3.75%, 05/15/2046	61,397
221,000	4.25%, 03/01/2049	159,558
940,000	4.35%, 11/15/2045	705,398
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,775,246
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	380,543

2

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.3% - (continued)
	Electric - 1.3% - (continued)
	Dominion Energy, Inc.
$ 55,000	3.38%, 04/01/2030	$ 47,325
1,858,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(4)(5)	1,604,279
607,000	5.38%, 11/15/2032	579,788
	Georgia Power Co.
3,073,000	4.70%, 05/15/2032	2,849,710
245,000	4.75%, 09/01/2040	208,000
826,000	5.13%, 05/15/2052	727,079
1,275,000	Indianapolis Power & Light Co. 6.60%, 06/01/2037(1)	1,272,955
75,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	73,177
625,000	NextEra Energy Capital Holdings, Inc. 5.75%, 09/01/2025	623,425
	Pacific Gas & Electric Co.
2,859,825	4.50%, 07/01/2040	2,126,996
1,552,900	4.55%, 07/01/2030	1,372,880
430,000	6.70%, 04/01/2053	403,580
789,000	6.75%, 01/15/2053	738,424
	Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	214,841
60,000	5.15%, 03/30/2026(1)	58,885
860,000	San Diego Gas & Electric Co. 3.70%, 03/15/2052	595,131
	SCE Recovery Funding LLC
425,403	0.86%, 11/15/2033	353,305
220,000	1.94%, 05/15/2040	149,021
125,000	2.51%, 11/15/2043	75,500
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(4)	934,139
1,241,000	Southern California Edison Co. 5.88%, 12/01/2053	1,164,535
1,528,768	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,430,936
		21,634,990
	Electronics - 0.0%
530,000	Honeywell International, Inc. 4.25%, 01/15/2029	506,232
	Entertainment - 0.2%
3,341,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	2,983,448
	Food - 0.0%
480,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(1)	455,925
	Gas - 0.3%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	296,620
2,017,000	CenterPoint Energy Resources Corp. 5.25%, 03/01/2028	1,990,721
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,703,275
790,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	774,715
		4,765,331
	Healthcare - Products - 0.3%
	Alcon Finance Corp.
4,706,000	3.00%, 09/23/2029(1)	4,051,399
200,000	5.38%, 12/06/2032(1)	194,053
200,000	5.75%, 12/06/2052(1)	190,923
		4,436,375
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.3% - (continued)
	Healthcare - Services - 0.4%
	Bon Secours Mercy Health, Inc.
$ 1,400,000	3.56%, 08/01/2027	$ 1,297,163
455,000	4.30%, 07/01/2028	430,297
285,000	Children's Hospital 2.93%, 07/15/2050	167,343
714,000	Dignity Health 3.81%, 11/01/2024	696,379
2,190,000	Providence St Joseph Health Obligated Group 5.40%, 10/01/2033	2,104,667
335,000	Sutter Health 2.29%, 08/15/2030	270,325
320,000	Toledo Hospital 5.75%, 11/15/2038	310,522
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	287,526
645,000	4.20%, 05/15/2032	588,910
95,000	4.75%, 05/15/2052	81,123
		6,234,255
	Insurance - 0.5%
490,000	Allstate Corp. 5.25%, 03/30/2033	462,033
	American International Group, Inc.
437,000	3.40%, 06/30/2030	374,515
375,000	4.38%, 06/30/2050	290,344
2,815,000	Athene Global Funding 2.50%, 03/24/2028(1)	2,386,607
	Corebridge Financial, Inc.
1,404,000	4.35%, 04/05/2042	1,061,099
135,000	6.05%, 09/15/2033(1)	131,237
275,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	274,203
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,009,601
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	199,476
2,450,000	MetLife, Inc. 5.38%, 07/15/2033	2,357,462
		8,546,577
	Investment Company Security - 0.1%
1,120,000	JAB Holdings BV 3.75%, 05/28/2051(1)	684,408
	Lodging - 0.1%
2,003,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	1,792,084
	Machinery-Diversified - 0.3%
4,040,000	John Deere Capital Corp. 5.15%, 09/08/2033	3,948,099
	Media - 0.2%
2,405,000	Comcast Corp. 3.25%, 11/01/2039	1,756,322
567,000	Discovery Communications LLC 4.00%, 09/15/2055	339,862
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	358,447
250,000	7.30%, 07/01/2038	240,926
		2,695,557
	Mining - 0.2%
3,540,000	Glencore Funding LLC 6.38%, 10/06/2030(1)	3,531,005
	Oil & Gas - 0.4%
	Equinor ASA
85,000	2.88%, 04/06/2025	81,848
2,470,000	3.00%, 04/06/2027	2,290,825
1,928,000	Occidental Petroleum Corp. 6.20%, 03/15/2040	1,837,779
	QatarEnergy
935,000	2.25%, 07/12/2031(1)	748,610
780,000	3.13%, 07/12/2041(1)	538,250
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	553,878
		6,051,190

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.3% - (continued)
	Pharmaceuticals - 0.1%
$ 113,000	CVS Health Corp. 4.30%, 03/25/2028	$ 106,967
2,063,000	Pfizer Investment Enterprises Pte. Ltd. 5.11%, 05/19/2043	1,896,090
		2,003,057
	Pipelines - 0.7%
1,510,000	Cheniere Energy Partners LP 5.95%, 06/30/2033(1)	1,456,350
	Columbia Pipelines Operating Co. LLC
375,000	5.93%, 08/15/2030(1)	370,221
676,000	6.50%, 08/15/2043(1)	658,476
937,000	EIG Pearl Holdings Sarl 3.55%, 08/31/2036(1)	758,239
	Energy Transfer LP
180,000	4.95%, 06/15/2028	172,290
750,000	5.00%, 05/15/2050	587,114
945,000	5.35%, 05/15/2045	774,405
872,000	7.60%, 02/01/2024	873,566
	Enterprise Products Operating LLC
100,000	3.70%, 01/31/2051	70,671
145,000	3.95%, 01/31/2060	101,698
1,840,733	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,533,535
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	558,556
100,000	3.45%, 10/15/2027(1)	88,605
	Greensaif Pipelines Bidco Sarl
1,215,000	6.13%, 02/23/2038(1)	1,186,058
915,000	6.51%, 02/23/2042(1)	896,750
690,000	ONEOK, Inc. 5.65%, 11/01/2028	681,164
		10,767,698
	Real Estate Investment Trusts - 0.6%
2,410,000	American Tower Trust #1 5.49%, 03/15/2028(1)	2,372,291
435,000	Extra Space Storage LP 5.50%, 07/01/2030	420,705
4,761,000	Realty Income Corp. 4.90%, 07/15/2033	4,351,970
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	471,435
300,000	1.88%, 07/15/2050(1)	271,275
470,000	2.84%, 01/15/2050(1)	449,884
530,000	VICI Properties LP/VICI Note Co., Inc. 4.13%, 08/15/2030(1)	450,701
		8,788,261
	Semiconductors - 0.1%
2,704,000	Broadcom, Inc. 3.47%, 04/15/2034(1)	2,124,394
	Software - 0.2%
985,000	Activision Blizzard, Inc. 4.50%, 06/15/2047	863,726
3,844,000	Oracle Corp. 3.65%, 03/25/2041	2,741,388
		3,605,114
	Telecommunications - 0.3%
	AT&T, Inc.
835,000	3.50%, 09/15/2053	517,125
84,000	3.65%, 06/01/2051	54,105
146,000	3.85%, 06/01/2060	92,986
200,000	4.30%, 12/15/2042	153,855
840,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	831,119
	T-Mobile USA, Inc.
3,005,000	3.38%, 04/15/2029	2,643,127
980,000	5.75%, 01/15/2054	903,348
181,000	6.00%, 06/15/2054	172,352
		5,368,017
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.3% - (continued)
	Trucking & Leasing - 0.4%
$ 2,185,000	DAE Funding LLC 1.55%, 08/01/2024(1)	$ 2,092,473
	Penske Truck Leasing Co. LP/PTL Finance Corp.
2,850,000	3.95%, 03/10/2025(1)	2,751,096
885,000	5.55%, 05/01/2028(1)	857,379
1,195,000	5.70%, 02/01/2028(1)	1,165,366
		6,866,314
	Total Corporate Bonds (cost $196,010,825)	$ 182,760,505
MUNICIPAL BONDS - 0.8%
	Airport - 0.1%
	Dallas Fort Worth International Airport, TX, Rev
60,000	4.09%, 11/01/2051	$ 47,567
375,000	4.51%, 11/01/2051(6)	316,310
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060(6)	434,210
		798,087
	General - 0.1%
180,000	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	195,638
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	354,884
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	1,290,603
		1,841,125
	General Obligation - 0.3%
5,320,000	State of Illinois, IL, GO 5.10%, 06/01/2033	5,050,228
	Power - 0.0%
101,000	Utility Debt Securitization Auth, NY, Rev 3.44%, 12/15/2025	100,567
	Tobacco - 0.0%
	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured)
35,000	2.75%, 06/01/2034	27,531
145,000	3.00%, 06/01/2046	131,708
75,000	3.29%, 06/01/2042	52,167
		211,406
	Transportation - 0.1%
875,000	Illinois State Toll Highway Auth, IL, Rev 6.18%, 01/01/2034	901,598
	Metropolitan Transportation Auth, NY, Rev
30,000	6.20%, 11/15/2026	30,088
375,000	6.67%, 11/15/2039	381,638
785,000	6.81%, 11/15/2040	808,679
		2,122,003
	Utilities - 0.1%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
925,000	5.10%, 04/01/2035	907,109
700,000	5.17%, 04/01/2041	668,358
		1,575,467

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	Utility - Electric - 0.1%
$ 785,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	$ 817,763
824,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	875,631
		1,693,394
	Total Municipal Bonds (cost $15,361,431)	$ 13,392,277
U.S. GOVERNMENT AGENCIES - 0.5%
	Mortgage-Backed Agencies - 0.5%
	Federal Home Loan Mortgage Corp. - 0.2%
583,047	2.00%, 05/01/2036	$ 503,886
316,172	2.00%, 07/01/2036	273,406
7,356	4.00%, 03/01/2041	6,717
995,000	4.43%, 02/25/2033(3)	933,239
1,905	4.81%, 04/01/2029, 1 yr. USD CMT + 2.24%(2)	1,874
1,461,975	5.00%, 02/01/2053	1,380,970
988,879	5.00%, 04/01/2053	934,010
313,892	8.12%, 10/25/2050, 30 day USD SOFR Average + 2.80%(1)(2)	316,934
		4,351,036
	Federal National Mortgage Association - 0.1%
175,595	2.00%, 04/01/2036	151,841
70,606	2.00%, 06/01/2036	61,063
251,247	2.00%, 09/01/2036	217,265
137,801	2.00%, 03/01/2037	118,850
49	4.50%, 11/01/2023	48
49,389	4.50%, 03/01/2038	46,687
19,582	4.50%, 11/01/2039	18,510
12,894	4.50%, 04/01/2040	12,187
40,796	4.50%, 08/01/2040	38,560
11,383	4.50%, 02/01/2041	10,760
234,789	4.50%, 04/01/2041	221,611
100,017	4.50%, 06/01/2041	94,284
162,979	4.50%, 07/01/2041	154,045
24,835	4.50%, 09/01/2041	23,474
33,451	4.50%, 07/01/2044	31,223
56,430	5.75%, 10/25/2024, 30 day USD SOFR Average + 0.40%(2)	55,915
		1,256,323
	Government National Mortgage Association - 0.2%
2,235,239	2.50%, 10/20/2049	1,881,030
31,972	5.00%, 07/15/2037	31,023
169	6.00%, 06/15/2024	168
1,430	6.00%, 07/15/2026	1,417
645	6.00%, 03/15/2028	640
1,013	6.00%, 04/15/2028	1,022
23,489	6.00%, 05/15/2028	23,277
11,092	6.00%, 07/15/2028	10,992
3,941	6.00%, 08/15/2028	3,906
23,072	6.00%, 09/15/2028	22,865
33,149	6.00%, 10/15/2028	32,852
29,237	6.00%, 11/15/2028	28,974
22,027	6.00%, 12/15/2028	21,828
485	6.00%, 12/15/2031	482
8,837	6.00%, 09/15/2032	8,915
3,960	6.00%, 11/15/2032	3,965
1,491	6.00%, 04/15/2033	1,477
38,648	6.00%, 06/15/2033	38,431
12,978	6.00%, 10/15/2033	13,303
1,054	6.00%, 11/15/2033	1,073
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.5% - (continued)
	Mortgage-Backed Agencies - 0.5% - (continued)
	Government National Mortgage Association - 0.2% - (continued)
$ 19,076	6.00%, 10/15/2034	$ 18,917
46,070	6.00%, 01/15/2035	45,717
5,406	6.00%, 05/15/2035	5,357
6,165	6.00%, 06/15/2035	6,114
94	6.50%, 03/15/2026	95
267	6.50%, 01/15/2028	269
17,545	6.50%, 03/15/2028	17,668
31,735	6.50%, 04/15/2028	31,956
8,400	6.50%, 05/15/2028	8,459
50,523	6.50%, 06/15/2028	50,878
3,970	6.50%, 10/15/2028	3,998
907	6.50%, 02/15/2035	915
2,232	7.00%, 11/15/2031	2,260
1,300	7.00%, 03/15/2032	1,315
444,410	7.00%, 11/15/2032	459,429
46,319	7.00%, 01/15/2033	47,497
55,228	7.00%, 05/15/2033	56,440
7,411	7.00%, 07/15/2033	7,560
61,045	7.00%, 11/15/2033	62,451
21,647	7.50%, 09/16/2035	21,942
37	8.00%, 09/15/2026	38
1,651	8.00%, 12/15/2026	1,661
18	8.00%, 09/15/2027	18
1,371	8.00%, 07/15/2029	1,401
1,161	8.00%, 12/15/2029	1,172
2,754	8.00%, 01/15/2030	2,755
1,164	8.00%, 02/15/2030	1,163
558	8.00%, 03/15/2030	557
5,447	8.00%, 04/15/2030	5,439
2,960	8.00%, 05/15/2030	2,965
15,158	8.00%, 06/15/2030	15,237
843	8.00%, 07/15/2030	843
22,416	8.00%, 08/15/2030	22,484
10,664	8.00%, 09/15/2030	10,669
46,603	8.00%, 12/15/2030	46,777
		3,090,056
	Total U.S. Government Agencies (cost $9,046,327)	$ 8,697,415
U.S. GOVERNMENT SECURITIES - 19.2%
	U.S. Treasury Securities - 19.2%
	U.S. Treasury Bonds - 5.6%
17,710,000	2.50%, 02/15/2045(7)	$ 12,015,820
2,041,900	2.75%, 11/15/2047	1,422,072
14,113,700	2.88%, 05/15/2052	9,994,815
400,000	3.25%, 05/15/2042	318,516
6,083,500	3.38%, 08/15/2042	4,925,972
7,113,900	3.63%, 02/15/2053	5,876,748
9,188,000	3.63%, 05/15/2053	7,598,763
13,796,800	3.88%, 02/15/2043	11,996,749
5,468,500	3.88%, 05/15/2043	4,750,759
6,040,000	4.00%, 11/15/2042	5,357,433
11,935,900	4.00%, 11/15/2052	10,567,934
2,932,900	4.13%, 08/15/2053	2,659,315
12,050,000	4.38%, 02/15/2038	11,668,731
1,450,000	4.38%, 08/15/2043	1,351,898
		90,505,525
	U.S. Treasury Notes - 13.6%
290,000	0.25%, 05/31/2025	267,412
3,825,000	0.38%, 11/30/2025	3,466,257
1,080,000	0.88%, 09/30/2026	963,816
4,910,000	1.25%, 11/30/2026	4,405,958

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 19.2% - (continued)
	U.S. Treasury Securities - 19.2% - (continued)
	U.S. Treasury Notes - 13.6% - (continued)
$ 7,725,000	1.25%, 12/31/2026	$ 6,920,514
150,000	1.25%, 05/31/2028	128,848
603,000	1.25%, 09/30/2028	512,621
1,020,000	1.38%, 10/31/2028	870,466
6,404,600	1.50%, 01/31/2027	5,767,142
530,000	1.50%, 11/30/2028	454,247
2,115,000	1.63%, 10/31/2026	1,924,485
2,005,000	1.88%, 02/28/2027	1,825,020
1,200,000	2.50%, 05/31/2024	1,176,703
1,138,000	2.50%, 03/31/2027	1,057,184
285,000	2.63%, 04/15/2025	274,112
2,980,000	2.63%, 05/31/2027	2,770,469
590,000	2.63%, 07/31/2029	529,456
935,000	2.75%, 05/15/2025	899,572
6,970,000	2.75%, 04/30/2027	6,518,584
890,000	2.75%, 05/31/2029	806,389
2,320,000	2.88%, 06/15/2025	2,233,634
1,245,000	3.13%, 08/15/2025	1,201,230
897,000	3.13%, 08/31/2027	846,719
10,360,000	3.25%, 08/31/2024	10,152,395
6,555,000	3.25%, 06/30/2027	6,229,042
326,000	3.25%, 06/30/2029	303,002
414,000	3.50%, 09/15/2025	401,887
6,412,000	3.50%, 04/30/2028	6,112,690
635,000	3.50%, 04/30/2030	594,420
3,936,500	3.63%, 03/31/2028	3,774,581
1,369,000	3.63%, 05/31/2028	1,312,422
512,000	3.63%, 03/31/2030	483,060
620,000	3.75%, 05/31/2030	588,782
3,123,000	3.75%, 06/30/2030	2,964,776
5,008,000	3.88%, 03/31/2025	4,908,818
9,740,000	3.88%, 04/30/2025	9,540,254
6,592,000	3.88%, 11/30/2027	6,391,150
7,157,100	3.88%, 12/31/2027	6,937,634
685,000	3.88%, 11/30/2029	656,663
5,562,900	3.88%, 08/15/2033	5,257,810
1,100,000	4.00%, 12/15/2025	1,077,227
2,186,000	4.00%, 02/15/2026	2,139,804
7,269,700	4.00%, 02/29/2028	7,083,130
5,800,000	4.00%, 06/30/2028	5,646,391
150,000	4.00%, 10/31/2029	144,844
483,900	4.00%, 07/31/2030	466,207
260,000	4.13%, 06/15/2026	255,196
14,186,900	4.13%, 09/30/2027	13,894,295
3,381,200	4.13%, 10/31/2027	3,309,085
6,965,200	4.13%, 07/31/2028	6,816,101
754,300	4.13%, 08/31/2030	732,260
449,000	4.25%, 09/30/2024	443,756
3,604,000	4.25%, 12/31/2024	3,555,571
14,100,000	4.25%, 05/31/2025	13,890,703
5,800,000	4.38%, 10/31/2024	5,735,203
11,420,700	4.38%, 08/31/2028	11,309,170
10,000,000	4.50%, 11/30/2024	9,899,609
3,700,000	4.63%, 06/30/2025	3,668,492
4,000,000	4.63%, 09/30/2028	4,010,000
4,671,000	4.75%, 07/31/2025	4,640,164
9,805,900	5.00%, 08/31/2025	9,786,748
		220,934,180
	Total U.S. Government Securities (cost $334,746,132)	$ 311,439,705
Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.4%
	Automobiles & Components - 0.9%
473,655	Gentex Corp.	$ 15,412,734
	Banks - 3.9%
201,242	JP Morgan Chase & Co.	29,184,115
148,855	M&T Bank Corp.	18,822,715
126,837	PNC Financial Services Group, Inc.	15,571,778
		63,578,608
	Capital Goods - 4.5%
163,926	Emerson Electric Co.	15,830,334
170,385	Fortune Brands Innovations, Inc.	10,591,131
57,968	General Dynamics Corp.	12,809,189
229,742	Johnson Controls International PLC	12,224,572
63,924	L3Harris Technologies, Inc.	11,130,447
80,936	Middleby Corp.*	10,359,808
		72,945,481
	Consumer Discretionary Distribution & Retail - 2.3%
64,984	Home Depot, Inc.	19,635,565
240,511	LKQ Corp.	11,907,700
311,521	Victoria's Secret & Co.*	5,196,170
		36,739,435
	Consumer Durables & Apparel - 0.7%
95,238	Lennar Corp. Class A	10,688,561
	Consumer Services - 2.6%
95,270	Airbnb, Inc. Class A*	13,071,997
381,684	H&R Block, Inc.	16,435,313
131,096	Starbucks Corp.	11,965,132
		41,472,442
	Energy - 1.2%
164,028	ConocoPhillips	19,650,554
	Equity Real Estate Investment Trusts (REITs) - 1.7%
250,300	Gaming & Leisure Properties, Inc. REIT	11,401,165
193,106	Welltower, Inc. REIT	15,819,243
		27,220,408
	Financial Services - 7.4%
161,842	Ares Management Corp. Class A	16,648,687
99,115	Blackstone, Inc.	10,619,181
129,279	Intercontinental Exchange, Inc.	14,223,276
42,480	LPL Financial Holdings, Inc.	10,095,372
157,336	Morgan Stanley	12,849,631
145,653	Raymond James Financial, Inc.	14,627,931
47,659	S&P Global, Inc.	17,415,075
100,634	Visa, Inc. Class A	23,146,826
		119,625,979
	Food, Beverage & Tobacco - 0.9%
474,408	Keurig Dr Pepper, Inc.	14,977,061
	Health Care Equipment & Services - 6.6%
33,645	Align Technology, Inc.*	10,272,491
55,856	Becton Dickinson & Co.	14,440,452
248,892	Boston Scientific Corp.*	13,141,498
268,416	Centene Corp.*	18,488,494
42,861	Elevance Health, Inc.	18,662,537
62,303	UnitedHealth Group, Inc.	31,412,549
		106,418,021
	Household & Personal Products - 0.8%
259,952	Unilever PLC ADR	12,841,629

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.4% - (continued)
	Insurance - 2.1%
73,949	Chubb Ltd.	$ 15,394,703
292,359	MetLife, Inc.	18,392,304
		33,787,007
	Materials - 0.7%
394,242	Axalta Coating Systems Ltd.*	10,605,110
	Media & Entertainment - 5.7%
458,323	Alphabet, Inc. Class C*	60,429,887
102,859	Electronic Arts, Inc.	12,384,224
243,480	Match Group, Inc.*	9,538,329
144,867	Omnicom Group, Inc.	10,789,694
		93,142,134
	Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
188,064	AstraZeneca PLC ADR	12,735,694
40,747	Eli Lilly & Co.	21,886,436
607,168	Pfizer, Inc.	20,139,763
37,148	Roche Holding AG	10,141,442
37,440	Vertex Pharmaceuticals, Inc.*	13,019,386
		77,922,721
	Real Estate Management & Development - 0.7%
149,669	CBRE Group, Inc. Class A*	11,054,552
	Semiconductors & Semiconductor Equipment - 4.2%
72,053	Analog Devices, Inc.	12,615,760
24,871	Broadcom, Inc.	20,657,355
83,391	NXP Semiconductors NV	16,671,529
166,481	QUALCOMM, Inc.	18,489,380
		68,434,024
	Software & Services - 8.7%
74,242	Accenture PLC Class A	22,800,461
138,413	Amdocs Ltd.	11,694,514
271,251	Microsoft Corp.	85,647,503
104,172	Salesforce, Inc.*	21,123,998
		141,266,476
	Technology Hardware & Equipment - 3.2%
413,460	Cisco Systems, Inc.	22,227,610
504,271	Corning, Inc.	15,365,137
93,846	F5, Inc.*	15,122,344
		52,715,091
	Transportation - 1.1%
226,024	Knight-Swift Transportation Holdings, Inc.	11,335,104
38,500	United Parcel Service, Inc. Class B	6,000,995
		17,336,099
	Utilities - 0.7%
308,491	Exelon Corp.	11,657,875
	Total Common Stocks (cost $737,993,700)	$ 1,059,492,002
	Total Long-Term Investments (cost $1,316,583,499)	$ 1,598,042,637
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 4,726,057	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $4,728,140; collateralized by U.S. Treasury Note at 1.25%, maturing 11/30/2026, with a market value of $4,820,668	$ 4,726,057
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Securities Lending Collateral - 0.0%
108,588	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.24%(8)		$ 108,588
361,960	HSBC U.S. Government Money Market Fund, Institutional Class, 5.28%(8)		361,960
108,588	Invesco Government & Agency Portfolio, Institutional Class, 5.26%(8)		108,588
108,588	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(8)		108,588
			687,724
	Total Short-Term Investments (cost $5,413,781)		$ 5,413,781
	Total Investments (cost $1,321,997,280)	98.9%	$ 1,603,456,418
	Other Assets and Liabilities	1.1%	17,080,318
	Total Net Assets	100.0%	$ 1,620,536,736
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the aggregate value of these securities was $94,539,436, representing 5.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

(6)	Represents entire or partial securities on loan.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2023, the market value of securities pledged was $430,833.
(8)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	94	12/29/2023	$ 19,054,828	$ (42,244)
U.S. Treasury 5-Year Note Future	140	12/29/2023	14,750,313	(106,037)
U.S. Treasury 10-Year Note Future	48	12/19/2023	5,187,000	(14,899)
Total futures contracts				$ (163,180)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 22,260,733	$ —	$ 22,260,733	$ —
Corporate Bonds	182,760,505	—	182,760,505	—
Municipal Bonds	13,392,277	—	13,392,277	—
U.S. Government Agencies	8,697,415	—	8,697,415	—
U.S. Government Securities	311,439,705	—	311,439,705	—
Common Stocks
Automobiles & Components	15,412,734	15,412,734	—	—
Banks	63,578,608	63,578,608	—	—
Capital Goods	72,945,481	72,945,481	—	—
Consumer Discretionary Distribution & Retail	36,739,435	36,739,435	—	—
Consumer Durables & Apparel	10,688,561	10,688,561	—	—
Consumer Services	41,472,442	41,472,442	—	—
Energy	19,650,554	19,650,554	—	—
Equity Real Estate Investment Trusts (REITs)	27,220,408	27,220,408	—	—
Financial Services	119,625,979	119,625,979	—	—
Food, Beverage & Tobacco	14,977,061	14,977,061	—	—
Health Care Equipment & Services	106,418,021	106,418,021	—	—
Household & Personal Products	12,841,629	12,841,629	—	—
Insurance	33,787,007	33,787,007	—	—
Materials	10,605,110	10,605,110	—	—
Media & Entertainment	93,142,134	93,142,134	—	—
Pharmaceuticals, Biotechnology & Life Sciences	77,922,721	67,781,279	10,141,442	—
Real Estate Management & Development	11,054,552	11,054,552	—	—
Semiconductors & Semiconductor Equipment	68,434,024	68,434,024	—	—
Software & Services	141,266,476	141,266,476	—	—
Technology Hardware & Equipment	52,715,091	52,715,091	—	—
Transportation	17,336,099	17,336,099	—	—
Utilities	11,657,875	11,657,875	—	—
Short-Term Investments	5,413,781	687,724	4,726,057	—
Total	$ 1,603,456,418	$ 1,050,038,284	$ 553,418,134	$ —
Liabilities
Futures Contracts(2)	$ (163,180)	$ (163,180)	$ —	$ —
Total	$ (163,180)	$ (163,180)	$ —	$ —

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
8

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 0.1%
185,771	Rivian Automotive, Inc. Class A*	$ 4,510,520
	Banks - 1.0%
147,533	M&T Bank Corp.	18,655,548
1,167,337	New York Community Bancorp, Inc.	13,237,601
		31,893,149
	Capital Goods - 8.3%
214,683	AerCap Holdings NV*	13,454,184
121,119	Airbus SE	16,211,594
89,001	AMETEK, Inc.	13,150,788
81,094	Axon Enterprise, Inc.*	16,136,895
50,233	Dover Corp.	7,008,006
42,365	General Dynamics Corp.	9,361,394
66,855	HEICO Corp.	10,825,830
350,600	HF Global, Inc.*(1)(2)	9,084,046
191,394	Honeywell International, Inc.	35,358,127
53,783	IDEX Corp.	11,187,940
32,797	Lockheed Martin Corp.	13,412,661
50,924	Middleby Corp.*	6,518,272
94,026	Northrop Grumman Corp.	41,389,305
227,844	RTX Corp.	16,397,933
51,143	Snap-on, Inc.	13,044,533
1,272,000	Techtronic Industries Co. Ltd.	12,279,360
35,600	Toro Co.	2,958,360
261,252	Westinghouse Air Brake Technologies Corp.	27,763,250
		275,542,478
	Commercial & Professional Services - 2.3%
408,202	Copart, Inc.*	17,589,424
482,752	Genpact Ltd.	17,475,623
181,850	Leidos Holdings, Inc.	16,759,296
37,811	Paycom Software, Inc.	9,803,258
66,400	Verisk Analytics, Inc.	15,686,336
		77,313,937
	Consumer Discretionary Distribution & Retail - 4.4%
417,885	Amazon.com, Inc.*	53,121,541
5,164	AutoZone, Inc.*	13,116,508
80,779	CarMax, Inc.*	5,713,499
216,947	Chewy, Inc. Class A*	3,961,452
75,869	Floor & Decor Holdings, Inc. Class A*	6,866,145
156,019	Ross Stores, Inc.	17,622,346
484,428	TJX Cos., Inc.	43,055,961
115,140	Tory Burch LLC*(1)(2)	4,155,390
		147,612,842
	Consumer Durables & Apparel - 2.7%
30,790	Deckers Outdoor Corp.*	15,828,831
78,589	Lennar Corp. Class A	8,820,043
35,843	Lululemon Athletica, Inc.*	13,821,419
369,525	NIKE, Inc. Class B	35,333,981
1,460	NVR, Inc.*	8,706,418
258,147	Steven Madden Ltd.	8,201,330
		90,712,022
	Consumer Services - 2.2%
93,268	Airbnb, Inc. Class A*	12,797,302
290,326	DraftKings, Inc. Class A*	8,547,198
236,955	Las Vegas Sands Corp.	10,862,017
113,543	McDonald's Corp.	29,911,768
149,746	Wyndham Hotels & Resorts, Inc.	10,413,337
		72,531,622
	Consumer Staples Distribution & Retail - 0.8%
136,574	Dollar Tree, Inc.*	14,538,302
179,933	Sysco Corp.	11,884,575
		26,422,877
	Energy - 3.4%
328,278	Canadian Natural Resources Ltd.	21,229,738
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Energy - 3.4% - (continued)
32,272	Cheniere Energy, Inc.	$ 5,355,861
105,672	ConocoPhillips	12,659,506
86,442	Diamondback Energy, Inc.	13,388,137
356,541	Enbridge, Inc.	11,825,637
265,851	Halliburton Co.	10,766,965
463,839	Schlumberger NV	27,041,814
112,169	Targa Resources Corp.	9,615,127
		111,882,785
	Equity Real Estate Investment Trusts (REITs) - 2.8%
272,346	American Tower Corp. REIT	44,787,300
43,407	AvalonBay Communities, Inc. REIT	7,454,718
17,498	Equinix, Inc. REIT	12,708,097
83,746	Extra Space Storage, Inc. REIT	10,181,839
334,576	UDR, Inc. REIT	11,934,326
82,343	Welltower, Inc. REIT	6,745,539
		93,811,819
	Financial Services - 8.1%
204,077	American Express Co.	30,446,248
271,692	Bank of New York Mellon Corp.	11,587,664
18,046	BlackRock, Inc.	11,666,559
215,490	Block, Inc.*	9,537,587
326,414	Charles Schwab Corp.	17,920,129
493,548	Equitable Holdings, Inc.	14,011,828
49,394	FleetCor Technologies, Inc.*	12,612,264
41,977	Moody's Corp.	13,271,868
178,943	Raymond James Financial, Inc.	17,971,245
35,554	S&P Global, Inc.	12,991,787
106,355	T Rowe Price Group, Inc.	11,153,449
308,612	Tradeweb Markets, Inc. Class A	24,750,682
218,658	Visa, Inc. Class A	50,293,527
206,149	Voya Financial, Inc.	13,698,601
628,158	Western Union Co.	8,279,122
48,816	WEX, Inc.*	9,181,801
		269,374,361
	Food, Beverage & Tobacco - 3.5%
475,060	Coca-Cola Co.	26,593,859
150,332	General Mills, Inc.	9,619,745
205,533	Kraft Heinz Co.	6,914,130
12,079	Lamb Weston Holdings, Inc.	1,116,824
140,335	Monster Beverage Corp.*	7,430,738
200,102	PepsiCo., Inc.	33,905,283
168,308	Philip Morris International, Inc.	15,581,955
308,359	Tyson Foods, Inc. Class A	15,569,046
		116,731,580
	Health Care Equipment & Services - 9.1%
284,737	agilon health, Inc.*	5,056,929
44,745	Align Technology, Inc.*	13,661,543
271,937	Centene Corp.*	18,731,021
302,299	Dentsply Sirona, Inc.	10,326,534
168,099	Dexcom, Inc.*	15,683,637
17,051	Elevance Health, Inc.	7,424,347
106,196	Encompass Health Corp.	7,132,123
36,419	Humana, Inc.	17,718,572
40,215	Insulet Corp.*	6,413,890
111,013	Intuitive Surgical, Inc.*	32,447,990
259,701	Medtronic PLC	20,350,170
133,068	Quest Diagnostics, Inc.	16,215,667
40,252	Shockwave Medical, Inc.*	8,014,173
111,252	Stryker Corp.	30,401,834
39,573	Teleflex, Inc.	7,772,533
131,570	UnitedHealth Group, Inc.	66,336,278
98,298	Veeva Systems, Inc. Class A*	19,998,728
		303,685,969

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Household & Personal Products - 3.4%
463,521	Colgate-Palmolive Co.	$ 32,960,978
65,125	elf Beauty, Inc.*	7,152,679
1,120,445	Kenvue, Inc.	22,498,536
220,544	Procter & Gamble Co.	32,168,548
343,233	Unilever PLC	16,978,634
		111,759,375
	Insurance - 4.9%
178,016	Allstate Corp.	19,832,762
123,356	American International Group, Inc.	7,475,374
205,551	Brown & Brown, Inc.	14,355,682
288,116	Chubb Ltd.	59,979,989
116,802	Globe Life, Inc.	12,699,881
188,022	Marsh & McLennan Cos., Inc.	35,780,587
223,242	MetLife, Inc.	14,044,154
		164,168,429
	Materials - 3.2%
213,818	CRH PLC	11,788,673
165,183	FMC Corp.	11,062,305
92,559	Linde PLC	34,464,344
97,201	PPG Industries, Inc.	12,616,690
48,415	Reliance Steel & Aluminum Co.	12,695,865
259,419	Rio Tinto PLC ADR	16,509,425
33,185	Vulcan Materials Co.	6,704,034
		105,841,336
	Media & Entertainment - 7.2%
895,438	Alphabet, Inc. Class A*	117,177,017
9,773	Cable One, Inc.	6,016,650
22,755	Charter Communications, Inc. Class A*	10,008,104
81,186	Electronic Arts, Inc.	9,774,794
127,084	Liberty Media Corp.-Liberty Formula One Class C*	7,917,333
5,477	Liberty Media Corp.-Liberty Live Class C*	175,812
279,738	Match Group, Inc.*	10,958,736
121,914	Meta Platforms, Inc. Class A*	36,599,802
30,776	Netflix, Inc.*	11,621,018
148,274	Omnicom Group, Inc.	11,043,447
95,279	Roku, Inc.*	6,725,745
53,968	Spotify Technology SA*	8,345,611
187,852	ZoomInfo Technologies, Inc.*	3,080,773
		239,444,842
	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
101,738	Agilent Technologies, Inc.	11,376,343
30,026	Alnylam Pharmaceuticals, Inc.*	5,317,605
248,848	Apellis Pharmaceuticals, Inc.*	9,466,178
306,440	AstraZeneca PLC ADR	20,752,117
372,134	Avantor, Inc.*	7,844,585
210,831	Danaher Corp.	52,307,171
51,112	Eli Lilly & Co.	27,453,789
249,069	Exact Sciences Corp.*	16,991,487
70,995	Jazz Pharmaceuticals PLC*	9,189,593
157,398	Johnson & Johnson	24,514,738
129,972	Novartis AG	13,273,862
1,192,158	Pfizer, Inc.	39,543,881
301,004	PTC Therapeutics, Inc.*	6,745,500
63,231	United Therapeutics Corp.*	14,281,986
27,437	Vertex Pharmaceuticals, Inc.*	9,540,942
		268,599,777
	Real Estate Management & Development - 0.3%
12,142	CBRE Group, Inc. Class A*	896,808
140,103	CoStar Group, Inc.*	10,772,520
		11,669,328
	Semiconductors & Semiconductor Equipment - 5.6%
117,083	ARM Holdings PLC ADR*(3)	6,266,282
29,525	Broadcom, Inc.	24,522,875
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Semiconductors & Semiconductor Equipment - 5.6% - (continued)
75,982	First Solar, Inc.*	$ 12,277,931
405,474	Micron Technology, Inc.	27,584,396
12,253	Monolithic Power Systems, Inc.	5,660,886
113,809	NVIDIA Corp.	49,505,777
92,131	NXP Semiconductors NV	18,418,830
156,498	QUALCOMM, Inc.	17,380,668
148,198	Texas Instruments, Inc.	23,564,964
		185,182,609
	Software & Services - 9.9%
98,825	Accenture PLC Class A	30,350,146
22,740	ANSYS, Inc.*	6,766,287
199,956	Cognizant Technology Solutions Corp. Class A	13,545,019
96,649	Datadog, Inc. Class A*	8,803,757
178,039	Dynatrace, Inc.*	8,319,762
13,505	HubSpot, Inc.*	6,651,213
30,866	Intuit, Inc.	15,770,674
3,300	Klaviyo, Inc. Class A*(3)	113,850
305,039	Microsoft Corp.	96,316,064
25,355	MongoDB, Inc.*	8,769,280
155,209	Oracle Corp.	16,439,737
158,129	Salesforce, Inc.*	32,065,399
27,354	ServiceNow, Inc.*	15,289,792
5,611	Sharecare, Inc. Earnout*(1)(2)	264
361,230	Shopify, Inc. Class A*	19,712,321
56,740	Snowflake, Inc. Class A*	8,668,170
46,424	Splunk, Inc.*	6,789,510
33,429	Synopsys, Inc.*	15,342,908
92,762	Workday, Inc. Class A*	19,929,916
		329,644,069
	Technology Hardware & Equipment - 3.1%
229,487	Apple, Inc.	39,290,469
106,177	CDW Corp.	21,422,271
610,244	Flex Ltd.*	16,464,383
125,657	Samsung Electronics Co. Ltd.	6,352,478
208,120	Seagate Technology Holdings PLC	13,725,514
18,735	Zebra Technologies Corp. Class A*	4,431,390
		101,686,505
	Transportation - 1.9%
30,411	FedEx Corp.	8,056,482
47,505	JB Hunt Transport Services, Inc.	8,955,643
303,536	Knight-Swift Transportation Holdings, Inc.	15,222,330
319,324	Uber Technologies, Inc.*	14,685,711
72,832	Union Pacific Corp.	14,830,780
		61,750,946
	Utilities - 2.2%
512,468	AES Corp.	7,789,514
171,771	Duke Energy Corp.	15,160,508
246,435	Edison International	15,596,871
510,250	Exelon Corp.	19,282,347
1,301,385	Iberdrola SA	14,555,273
		72,384,513
	Total Common Stocks (cost $2,720,938,113)	$ 3,274,157,690
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(4)	$ 167
	Total Convertible Preferred Stocks (cost $679,566)	$ 167
	Total Long-Term Investments (cost $2,721,617,679)	$ 3,274,157,857

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.4%
$ 11,706,450	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $11,711,611; collateralized by U.S. Treasury Note at 1.63%, maturing 10/31/2026, with a market value of $11,940,582		$ 11,706,450
	Securities Lending Collateral - 0.2%
1,005,322	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.24%(5)		1,005,322
3,351,076	HSBC U.S. Government Money Market Fund, Institutional Class, 5.28%(5)		3,351,076
1,005,323	Invesco Government & Agency Portfolio, Institutional Class, 5.26%(5)		1,005,323
1,005,323	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(5)		1,005,323
			6,367,044
	Total Short-Term Investments (cost $18,073,494)		$ 18,073,494
	Total Investments (cost $2,739,691,173)	99.1%	$ 3,292,231,351
	Other Assets and Liabilities	0.9%	30,965,851
	Total Net Assets	100.0%	$ 3,323,197,202
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,239,867 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	350,600	$ 4,713,607	$ 9,084,046
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	679,566	167
07/2021	Sharecare, Inc. Earnout	5,611	—	264
11/2013	Tory Burch LLC	115,140	9,024,247	4,155,390
			$ 14,417,420	$ 13,239,867

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	139	12/15/2023	$ 41,328,870	$ (1,700,500)
Total futures contracts				$ (1,700,500)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
11

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 4,510,520	$ 4,510,520	$ —	$ —
Banks	31,893,149	31,893,149	—	—
Capital Goods	275,542,478	237,967,478	28,490,954	9,084,046
Commercial & Professional Services	77,313,937	77,313,937	—	—
Consumer Discretionary Distribution & Retail	147,612,842	143,457,452	—	4,155,390
Consumer Durables & Apparel	90,712,022	90,712,022	—	—
Consumer Services	72,531,622	72,531,622	—	—
Consumer Staples Distribution & Retail	26,422,877	26,422,877	—	—
Energy	111,882,785	111,882,785	—	—
Equity Real Estate Investment Trusts (REITs)	93,811,819	93,811,819	—	—
Financial Services	269,374,361	269,374,361	—	—
Food, Beverage & Tobacco	116,731,580	116,731,580	—	—
Health Care Equipment & Services	303,685,969	303,685,969	—	—
Household & Personal Products	111,759,375	94,780,741	16,978,634	—
Insurance	164,168,429	164,168,429	—	—
Materials	105,841,336	94,052,663	11,788,673	—
Media & Entertainment	239,444,842	239,444,842	—	—
Pharmaceuticals, Biotechnology & Life Sciences	268,599,777	255,325,915	13,273,862	—
Real Estate Management & Development	11,669,328	11,669,328	—	—
Semiconductors & Semiconductor Equipment	185,182,609	185,182,609	—	—
Software & Services	329,644,069	329,643,805	—	264
Technology Hardware & Equipment	101,686,505	95,334,027	6,352,478	—
Transportation	61,750,946	61,750,946	—	—
Utilities	72,384,513	57,829,240	14,555,273	—
Convertible Preferred Stocks	167	—	—	167
Short-Term Investments	18,073,494	6,367,044	11,706,450	—
Total	$ 3,292,231,351	$ 3,175,845,160	$ 103,146,324	$ 13,239,867
Liabilities
Futures Contracts(2)	$ (1,700,500)	$ (1,700,500)	$ —	$ —
Total	$ (1,700,500)	$ (1,700,500)	$ —	$ —

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.
12

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.8%
78,773	Tesla, Inc.*	$ 19,710,580
	Banks - 4.3%
1,289,021	Bank of America Corp.	35,293,395
382,188	JP Morgan Chase & Co.	55,424,904
144,412	PNC Financial Services Group, Inc.	17,729,461
		108,447,760
	Capital Goods - 6.4%
181,901	AMETEK, Inc.	26,877,692
82,166	Deere & Co.	31,007,805
113,275	IDEX Corp.	23,563,465
129,928	Illinois Tool Works, Inc.	29,923,718
393,691	Johnson Controls International PLC	20,948,298
398,198	RTX Corp.	28,658,310
		160,979,288
	Commercial & Professional Services - 0.8%
133,944	Republic Services, Inc.	19,088,360
	Consumer Discretionary Distribution & Retail - 7.1%
912,697	Amazon.com, Inc.*	116,022,043
5,584	AutoZone, Inc.*	14,183,304
522,710	TJX Cos., Inc.	46,458,465
38,805	Tory Burch LLC*(1)(2)	1,400,473
		178,064,285
	Consumer Durables & Apparel - 1.3%
331,695	NIKE, Inc. Class B	31,716,676
	Consumer Services - 1.4%
133,843	McDonald's Corp.	35,259,600
	Consumer Staples Distribution & Retail - 0.4%
142,661	Sysco Corp.	9,422,759
	Energy - 4.0%
290,584	ConocoPhillips	34,811,963
362,447	EOG Resources, Inc.	45,943,782
337,912	Schlumberger NV	19,700,270
		100,456,015
	Equity Real Estate Investment Trusts (REITs) - 1.7%
108,149	AvalonBay Communities, Inc. REIT	18,573,509
212,653	Prologis, Inc. REIT	23,861,793
		42,435,302
	Financial Services - 4.6%
167,711	American Express Co.	25,020,804
136,640	Mastercard, Inc. Class A	54,097,142
460,155	Morgan Stanley	37,580,859
		116,698,805
	Food, Beverage & Tobacco - 2.6%
129,957	Constellation Brands, Inc. Class A	32,662,093
608,276	Monster Beverage Corp.*	32,208,214
		64,870,307
	Health Care Equipment & Services - 7.3%
351,609	Abbott Laboratories	34,053,332
118,019	Becton Dickinson & Co.	30,511,452
486,762	Boston Scientific Corp.*	25,701,033
316,724	Hologic, Inc.*	21,980,646
143,921	UnitedHealth Group, Inc.	72,563,529
		184,809,992
	Household & Personal Products - 4.2%
336,126	Colgate-Palmolive Co.	23,901,920
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Household & Personal Products - 4.2% - (continued)
159,581	Estee Lauder Cos., Inc. Class A	$ 23,067,433
403,744	Procter & Gamble Co.	58,890,100
		105,859,453
	Insurance - 3.5%
319,652	Arch Capital Group Ltd.*	25,479,461
160,690	Chubb Ltd.	33,452,444
211,908	Progressive Corp.	29,518,785
		88,450,690
	Materials - 1.2%
227,155	PPG Industries, Inc.	29,484,719
	Media & Entertainment - 8.3%
1,074,688	Alphabet, Inc. Class A*	140,633,672
228,627	Meta Platforms, Inc. Class A*	68,636,111
		209,269,783
	Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
129,961	Danaher Corp.	32,243,324
108,841	Eli Lilly & Co.	58,461,766
438,931	Merck & Co., Inc.	45,187,947
30,178	Regeneron Pharmaceuticals, Inc.*	24,835,287
64,314	Thermo Fisher Scientific, Inc.	32,553,817
80,752	Vertex Pharmaceuticals, Inc.*	28,080,701
136,845	Zoetis, Inc.	23,808,293
		245,171,135
	Semiconductors & Semiconductor Equipment - 8.3%
205,392	Advanced Micro Devices, Inc.*	21,118,405
49,806	Broadcom, Inc.	41,367,867
56,522	KLA Corp.	25,924,381
202,500	NVIDIA Corp.	88,085,475
203,194	Texas Instruments, Inc.	32,309,878
		208,806,006
	Software & Services - 10.4%
84,996	Accenture PLC Class A	26,103,122
532,566	Microsoft Corp.	168,157,714
75,105	Palo Alto Networks, Inc.*	17,607,616
143,204	Salesforce, Inc.*	29,038,907
102,901	Workday, Inc. Class A*	22,108,280
		263,015,639
	Technology Hardware & Equipment - 8.4%
864,177	Apple, Inc.	147,955,744
139,530	CDW Corp.	28,151,573
131,866	Motorola Solutions, Inc.	35,899,200
		212,006,517
	Utilities - 2.9%
404,357	American Electric Power Co., Inc.	30,415,734
314,043	Duke Energy Corp.	27,717,435
246,292	Eversource Energy	14,321,880
		72,455,049
	Total Common Stocks (cost $1,714,910,382)	$ 2,506,478,720
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Software & Services - 0.2%
1,871,878	Essence Group Holdings Corp. Series 3*(1)(2)(3)	$ 2,901,411
287,204	Lookout, Inc. Series F*(1)(2)(3)	2,553,243
	Total Convertible Preferred Stocks (cost $6,240,761)	$ 5,454,654
	Total Long-Term Investments (cost $1,721,151,143)	$ 2,511,933,374

13

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 2,597,226	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $2,598,371; collateralized by U.S. Treasury Note at 1.63%, maturing 10/31/2026, with a market value of $2,649,259		$ 2,597,226
	Total Short-Term Investments (cost $2,597,226)		$ 2,597,226
	Total Investments (cost $1,723,748,369)	99.9%	$ 2,514,530,600
	Other Assets and Liabilities	0.1%	1,549,430
	Total Net Assets	100.0%	$ 2,516,080,030
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $6,855,127 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	1,871,878	$ 2,960,001	$ 2,901,411
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,553,243
11/2013	Tory Burch LLC	38,805	3,041,403	1,400,473
			$ 9,282,164	$ 6,855,127

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 19,710,580	$ 19,710,580	$ —	$ —
Banks	108,447,760	108,447,760	—	—
Capital Goods	160,979,288	160,979,288	—	—
Commercial & Professional Services	19,088,360	19,088,360	—	—
Consumer Discretionary Distribution & Retail	178,064,285	176,663,812	—	1,400,473
Consumer Durables & Apparel	31,716,676	31,716,676	—	—
Consumer Services	35,259,600	35,259,600	—	—
Consumer Staples Distribution & Retail	9,422,759	9,422,759	—	—
Energy	100,456,015	100,456,015	—	—
Equity Real Estate Investment Trusts (REITs)	42,435,302	42,435,302	—	—
Financial Services	116,698,805	116,698,805	—	—
Food, Beverage & Tobacco	64,870,307	64,870,307	—	—
Health Care Equipment & Services	184,809,992	184,809,992	—	—
Household & Personal Products	105,859,453	105,859,453	—	—
Insurance	88,450,690	88,450,690	—	—
Materials	29,484,719	29,484,719	—	—
Media & Entertainment	209,269,783	209,269,783	—	—
Pharmaceuticals, Biotechnology & Life Sciences	245,171,135	245,171,135	—	—
Semiconductors & Semiconductor Equipment	208,806,006	208,806,006	—	—
Software & Services	263,015,639	263,015,639	—	—
Technology Hardware & Equipment	212,006,517	212,006,517	—	—
Utilities	72,455,049	72,455,049	—	—
Convertible Preferred Stocks	5,454,654	—	—	5,454,654
Short-Term Investments	2,597,226	—	2,597,226	—
Total	$ 2,514,530,600	$ 2,505,078,247	$ 2,597,226	$ 6,855,127

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.
14

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Banks - 5.0%
1,324,179	Bank of America Corp.	$ 36,256,021
530,723	JP Morgan Chase & Co.	76,965,450
100,844	PNC Financial Services Group, Inc.	12,380,618
902,162	Wells Fargo & Co.	36,862,339
		162,464,428
	Capital Goods - 6.9%
255,910	Airbus SE	34,253,164
141,711	General Dynamics Corp.	31,313,880
663,961	Johnson Controls International PLC	35,329,365
79,735	Lockheed Martin Corp.	32,608,425
563,441	Otis Worldwide Corp.	45,249,947
422,190	Westinghouse Air Brake Technologies Corp.	44,866,131
		223,620,912
	Consumer Discretionary Distribution & Retail - 3.4%
107,804	Home Depot, Inc.	32,574,057
129,992	Lowe's Cos., Inc.	27,017,537
568,877	TJX Cos., Inc.	50,561,788
		110,153,382
	Consumer Staples Distribution & Retail - 1.3%
277,894	Sysco Corp.	18,354,899
152,370	Walmart, Inc.	24,368,534
		42,723,433
	Energy - 8.9%
412,956	Chevron Corp.	69,632,641
686,370	ConocoPhillips	82,227,126
277,534	Diamondback Energy, Inc.	42,984,466
1,115,889	TotalEnergies SE ADR	73,380,860
541,113	Williams Cos., Inc.	18,230,097
		286,455,190
	Equity Real Estate Investment Trusts (REITs) - 2.7%
258,191	American Tower Corp. REIT	42,459,510
1,170,310	Host Hotels & Resorts, Inc. REIT	18,806,881
97,590	Public Storage REIT	25,716,917
		86,983,308
	Financial Services - 7.0%
249,362	American Express Co.	37,202,317
40,750	BlackRock, Inc.	26,344,467
343,054	Charles Schwab Corp.	18,833,665
519,312	Morgan Stanley	42,412,211
117,869	S&P Global, Inc.	43,070,511
255,454	Visa, Inc. Class A	58,756,975
		226,620,146
	Food, Beverage & Tobacco - 3.2%
774,564	Keurig Dr Pepper, Inc.	24,452,985
301,613	Mondelez International, Inc. Class A	20,931,942
434,639	Philip Morris International, Inc.	40,238,879
344,384	Tyson Foods, Inc. Class A	17,387,948
		103,011,754
	Health Care Equipment & Services - 7.6%
167,564	Becton Dickinson & Co.	43,320,321
101,681	Elevance Health, Inc.	44,273,941
129,911	HCA Healthcare, Inc.	31,955,508
604,489	Medtronic PLC	47,367,758
155,507	UnitedHealth Group, Inc.	78,405,074
		245,322,602
	Household & Personal Products - 2.1%
952,035	Kenvue, Inc.	19,116,863
987,577	Unilever PLC ADR	48,786,304
		67,903,167
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Insurance - 4.0%
565,753	American International Group, Inc.	$ 34,284,632
251,816	Chubb Ltd.	52,423,055
597,915	Principal Financial Group, Inc.	43,091,734
		129,799,421
	Materials - 3.7%
408,434	BHP Group Ltd. ADR	23,231,726
349,965	Celanese Corp.	43,927,607
548,301	FMC Corp.	36,719,718
123,206	PPG Industries, Inc.	15,992,139
		119,871,190
	Media & Entertainment - 9.1%
1,506,045	Alphabet, Inc. Class A*	197,081,049
1,494,877	Comcast Corp. Class A	66,282,846
98,225	Omnicom Group, Inc.	7,315,798
260,049	Walt Disney Co.*	21,076,971
		291,756,664
	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
260,352	Agilent Technologies, Inc.	29,112,561
703,498	AstraZeneca PLC ADR	47,640,884
693,379	Bristol-Myers Squibb Co.	40,243,717
495,697	Merck & Co., Inc.	51,032,006
434,651	Novartis AG ADR	44,273,551
1,603,977	Pfizer, Inc.	53,203,917
		265,506,636
	Semiconductors & Semiconductor Equipment - 4.5%
46,092	Broadcom, Inc.	38,283,093
602,507	Intel Corp.	21,419,124
469,037	Micron Technology, Inc.	31,908,587
242,126	QUALCOMM, Inc.	26,890,514
161,014	Texas Instruments, Inc.	25,602,836
		144,104,154
	Software & Services - 9.7%
144,637	Accenture PLC Class A	44,419,469
845,827	Cognizant Technology Solutions Corp. Class A	57,296,321
669,148	Microsoft Corp.	211,283,481
		312,999,271
	Technology Hardware & Equipment - 4.5%
503,592	Apple, Inc.	86,219,987
1,095,682	Cisco Systems, Inc.	58,903,864
		145,123,851
	Telecommunication Services - 0.6%
594,293	Verizon Communications, Inc.	19,261,036
	Transportation - 0.7%
149,071	Ryanair Holdings PLC ADR*	14,491,192
302,855	Southwest Airlines Co.	8,198,285
		22,689,477
	Utilities - 5.5%
472,613	American Electric Power Co., Inc.	35,549,950
268,401	Constellation Energy Corp.	29,277,181
533,470	Duke Energy Corp.	47,084,062
805,212	Exelon Corp.	30,428,961
490,416	Sempra	33,363,001
		175,703,155
	Total Common Stocks (cost $2,080,739,970)	$ 3,182,073,177

15

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 8,494,052	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $8,497,796; collateralized by U.S. Treasury Note at 1.63%, maturing 10/31/2026, with a market value of $8,663,975		$ 8,494,052
	Total Short-Term Investments (cost $8,494,052)		$ 8,494,052
	Total Investments (cost $2,089,234,022)	98.8%	$ 3,190,567,229
	Other Assets and Liabilities	1.2%	37,659,527
	Total Net Assets	100.0%	$ 3,228,226,756
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 162,464,428	$ 162,464,428	$ —	$ —
Capital Goods	223,620,912	189,367,748	34,253,164	—
Consumer Discretionary Distribution & Retail	110,153,382	110,153,382	—	—
Consumer Staples Distribution & Retail	42,723,433	42,723,433	—	—
Energy	286,455,190	286,455,190	—	—
Equity Real Estate Investment Trusts (REITs)	86,983,308	86,983,308	—	—
Financial Services	226,620,146	226,620,146	—	—
Food, Beverage & Tobacco	103,011,754	103,011,754	—	—
Health Care Equipment & Services	245,322,602	245,322,602	—	—
Household & Personal Products	67,903,167	67,903,167	—	—
Insurance	129,799,421	129,799,421	—	—
Materials	119,871,190	119,871,190	—	—
Media & Entertainment	291,756,664	291,756,664	—	—
Pharmaceuticals, Biotechnology & Life Sciences	265,506,636	265,506,636	—	—
Semiconductors & Semiconductor Equipment	144,104,154	144,104,154	—	—
Software & Services	312,999,271	312,999,271	—	—
Technology Hardware & Equipment	145,123,851	145,123,851	—	—
Telecommunication Services	19,261,036	19,261,036	—	—
Transportation	22,689,477	22,689,477	—	—
Utilities	175,703,155	175,703,155	—	—
Short-Term Investments	8,494,052	—	8,494,052	—
Total	$ 3,190,567,229	$ 3,147,820,013	$ 42,747,216	$ —

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
16

Hartford Healthcare HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Biotechnology - 16.4%
29,704	Abcam PLC ADR*	$ 672,202
23,094	Alkermes PLC*	646,863
4,369	Alnylam Pharmaceuticals, Inc.*	773,750
10,352	Apellis Pharmaceuticals, Inc.*	393,790
2,057	Argenx SE ADR*	1,011,283
7,098	Ascendis Pharma AS ADR*	664,657
5,809	Biogen, Inc.*	1,492,971
5,557	Blueprint Medicines Corp.*	279,073
12,195	Bridgebio Pharma, Inc.*	321,582
12,395	Celldex Therapeutics, Inc.*	341,110
13,370	Crinetics Pharmaceuticals, Inc.*	397,624
14,470	Cytokinetics, Inc.*	426,286
10,185	Exact Sciences Corp.*	694,821
1,826	Genmab AS*	646,496
14,194	Genus PLC	362,029
8,115	Gilead Sciences, Inc.	608,138
8,277	Immunocore Holdings PLC ADR*	429,576
30,887	ImmunoGen, Inc.*	490,177
2,389	Karuna Therapeutics, Inc.*	403,956
14,005	Merus NV*	330,238
4,266	Moderna, Inc.*	440,635
7,177	Morphic Holding, Inc.*	164,425
4,281	Prothena Corp. PLC*	206,558
10,668	PTC Therapeutics, Inc.*	239,070
1,827	Regeneron Pharmaceuticals, Inc.*	1,503,548
13,400	Revolution Medicines, Inc.*	370,912
12,993	Sage Therapeutics, Inc.*	267,396
4,088	Sarepta Therapeutics, Inc.*	495,547
2,374	Seagen, Inc.*	503,644
28,300	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	276,822
15,375	Syndax Pharmaceuticals, Inc.*	223,245
6,287	Ultragenyx Pharmaceutical, Inc.*	224,132
4,301	United Therapeutics Corp.*	971,467
7,515	Vaxcyte, Inc.*	383,115
20,229	Veracyte, Inc.*	451,714
9,379	Vertex Pharmaceuticals, Inc.*	3,261,453
7,965	Xenon Pharmaceuticals, Inc.*	272,084
9,101	Zai Lab Ltd. ADR*	221,245
		21,863,634
	Health Care Distributors - 2.0%
13,325	Cencora, Inc.	2,398,100
19,292	Owens & Minor, Inc.*	311,759
		2,709,859
	Health Care Equipment - 14.8%
22,956	Abbott Laboratories	2,223,289
4,964	Becton Dickinson & Co.	1,283,343
65,024	Boston Scientific Corp.*	3,433,267
19,467	Dexcom, Inc.*	1,816,271
5,857	DiaSorin SpA	533,353
31,602	Edwards Lifesciences Corp.*	2,189,387
15,750	Hologic, Inc.*	1,093,050
9,981	Inari Medical, Inc.*	652,757
1,225	Inspire Medical Systems, Inc.*	243,089
6,370	Insulet Corp.*	1,015,951
4,647	QuidelOrtho Corp.*	339,417
3,869	Shockwave Medical, Inc.*	770,318
7,735	Smith & Nephew PLC	95,996
12,457	Stryker Corp.	3,404,124
3,277	Teleflex, Inc.	643,636
		19,737,248
	Health Care Facilities - 4.4%
16,826	Acadia Healthcare Co., Inc.*	1,183,036
18,522	Encompass Health Corp.	1,243,937
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Health Care Facilities - 4.4% - (continued)
11,366	HCA Healthcare, Inc.	$ 2,795,809
24,791	Surgery Partners, Inc.*	725,137
		5,947,919
	Health Care Services - 2.8%
8,329	Addus HomeCare Corp.*	709,547
45,002	agilon health, Inc.*	799,236
7,552	Guardant Health, Inc.*	223,841
6,712	Laboratory Corp. of America Holdings	1,349,448
28,875	Privia Health Group, Inc.*	664,125
		3,746,197
	Life Sciences Tools & Services - 12.9%
16,512	Agilent Technologies, Inc.	1,846,372
25,634	Avantor, Inc.*	540,365
7,001	Bio-Techne Corp.	476,558
23,663	Danaher Corp.	5,870,790
7,382	ICON PLC*	1,817,818
9,637	Illumina, Inc.*	1,322,967
5,080	Repligen Corp.*	807,771
1,402	Tecan Group AG	471,242
6,385	Thermo Fisher Scientific, Inc.	3,231,895
3,249	Waters Corp.*	890,908
		17,276,686
	Managed Health Care - 15.3%
46,917	Centene Corp.*	3,231,643
338,835	Hapvida Participacoes e Investimentos SA*(1)	316,823
7,856	Humana, Inc.	3,822,101
7,695	Molina Healthcare, Inc.*	2,523,113
20,783	UnitedHealth Group, Inc.	10,478,581
		20,372,261
	Pharmaceuticals - 30.6%
24,859	Aclaris Therapeutics, Inc.*	170,284
40,266	AstraZeneca PLC ADR	2,726,814
19,674	Bristol-Myers Squibb Co.	1,141,879
39,100	Chugai Pharmaceutical Co. Ltd.	1,205,611
62,635	Daiichi Sankyo Co. Ltd.	1,714,777
21,809	Eisai Co. Ltd.	1,208,737
60,289	Elanco Animal Health, Inc.*	677,648
20,775	Eli Lilly & Co.	11,158,876
43,290	GSK PLC	783,280
72,834	Merck & Co., Inc.	7,498,260
10,775	Novartis AG	1,100,436
9,400	Otsuka Holdings Co. Ltd.	333,748
164,792	Pfizer, Inc.	5,466,151
7,705	Structure Therapeutics, Inc. ADR*	388,486
15,368	UCB SA	1,258,781
25,468	Verona Pharma PLC ADR*	415,128
20,387	Zoetis, Inc.	3,546,930
		40,795,826
	Total Common Stocks (cost $106,551,869)	$ 132,449,630
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(2)(3)	$ 903
	Total Rights (cost $903)	$ 903
	Total Long-Term Investments (cost $106,552,772)	$ 132,450,533

17

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 245,127	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $245,235; collateralized by U.S. Treasury Note at 1.13%, maturing 10/31/2026, with a market value of $250,030		$ 245,127
	Total Short-Term Investments (cost $245,127)		$ 245,127
	Total Investments (cost $106,797,899)	99.4%	$ 132,695,660
	Other Assets and Liabilities	0.6%	793,154
	Total Net Assets	100.0%	$ 133,488,814
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the aggregate value of this security was $316,823, representing 0.2% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Currently no expiration date available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 21,863,634	$ 20,855,109	$ 1,008,525	$ —
Health Care Distributors	2,709,859	2,709,859	—	—
Health Care Equipment	19,737,248	19,107,899	629,349	—
Health Care Facilities	5,947,919	5,947,919	—	—
Health Care Services	3,746,197	3,746,197	—	—
Life Sciences Tools & Services	17,276,686	16,805,444	471,242	—
Managed Health Care	20,372,261	20,372,261	—	—
Pharmaceuticals	40,795,826	33,190,456	7,605,370	—
Rights	903	—	—	903
Short-Term Investments	245,127	—	245,127	—
Total	$ 132,695,660	$ 122,735,144	$ 9,959,613	$ 903

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.
18

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Australia - 2.3%
415,037	Allkem Ltd.*	$ 3,103,406
251,426	Rio Tinto PLC	15,787,653
		18,891,059
	Brazil - 1.4%
959,048	Localiza Rent a Car SA	11,173,041
	Canada - 6.0%
133,440	Cameco Corp.	5,294,373
158,157	Canadian Pacific Kansas City Ltd.	11,755,958
642,981	Cenovus Energy, Inc.	13,387,449
4,159	Constellation Software, Inc.	8,586,142
72,441	RB Global, Inc.	4,535,529
41,826	TFI International, Inc.	5,371,712
		48,931,163
	China - 6.9%
214,500	BYD Co. Ltd. Class H	6,608,792
372,526	ENN Energy Holdings Ltd.	3,069,687
330,810	KE Holdings, Inc. ADR	5,134,171
548,500	Li Ning Co. Ltd.	2,290,361
519,484	Meituan Class B*(1)	7,520,149
1,342,448	Ping An Insurance Group Co. of China Ltd. Class H	7,613,889
552,738	Proya Cosmetics Co. Ltd. Class A	7,705,136
427,091	Tencent Holdings Ltd.	16,555,726
		56,497,911
	Denmark - 0.7%
15,328	Genmab AS*	5,426,887
	France - 11.5%
102,361	Airbus SE	13,700,864
451,550	AXA SA	13,396,974
168,496	BNP Paribas SA	10,714,033
258,818	Bureau Veritas SA	6,417,676
50,605	Capgemini SE	8,830,258
2,496	Hermes International SCA	4,549,777
20,639	L'Oreal SA	8,553,050
6,954	LVMH Moet Hennessy Louis Vuitton SE	5,249,091
51,606	Pernod Ricard SA	8,591,878
218,076	Renault SA	8,922,899
355,736	Vallourec SACA*	4,329,599
		93,256,099
	Germany - 9.6%
62,443	adidas AG	10,953,037
404,426	Deutsche Telekom AG	8,483,561
297,374	Infineon Technologies AG	9,849,246
48,251	Merck KGaA	8,043,796
340,256	RWE AG	12,630,231
88,250	SAP SE	11,423,260
114,690	Siemens AG	16,390,191
		77,773,322
	Hong Kong - 0.9%
81,600	Hong Kong Exchanges & Clearing Ltd.	3,028,401
415,522	Prudential PLC	4,466,583
		7,494,984
	India - 3.8%
858,289	Axis Bank Ltd.	10,683,759
306,690	Larsen & Toubro Ltd.	11,142,932
322,927	Reliance Industries Ltd.	9,091,898
		30,918,589
	Indonesia - 0.9%
12,392,500	Bank Central Asia Tbk PT	7,060,437
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Italy - 1.6%
21,298	Ferrari NV	$ 6,278,341
297,852	UniCredit SpA	7,096,735
		13,375,076
	Japan - 13.2%
274,700	Bandai Namco Holdings, Inc.	5,587,531
268,800	Dai-ichi Life Holdings, Inc.	5,549,191
40,200	Fast Retailing Co. Ltd.	8,756,172
33,800	Hoya Corp.	3,461,709
205,400	ITOCHU Corp.	7,417,799
168,000	Kao Corp.	6,226,920
30,722	Keyence Corp.	11,361,781
1,710,800	Mitsubishi UFJ Financial Group, Inc.	14,497,585
154,000	Oriental Land Co. Ltd.	5,052,378
222,000	Sony Group Corp.	18,154,172
7,387	Sysmex Corp.	351,009
512,099	T&D Holdings, Inc.	8,421,467
93,900	Tokyo Electron Ltd.	12,826,012
		107,663,726
	Netherlands - 3.8%
582,159	Shell PLC	18,741,373
99,969	Wolters Kluwer NV	12,103,789
		30,845,162
	South Africa - 1.5%
431,324	Anglo American PLC	11,843,982
	South Korea - 2.8%
454,998	Samsung Electronics Co. Ltd.	23,002,018
	Spain - 1.1%
824,932	Iberdrola SA	9,226,409
	Switzerland - 5.6%
143,413	Alcon, Inc.	11,066,807
236,442	Novartis AG	24,147,498
8,875	Partners Group Holding AG	9,963,025
		45,177,330
	Taiwan - 3.7%
1,826,806	Taiwan Semiconductor Manufacturing Co. Ltd.	29,788,324
	Thailand - 1.3%
2,950,673	Kasikornbank PCL	10,192,198
	United Kingdom - 12.6%
154,057	AstraZeneca PLC	20,779,888
1,322,830	BAE Systems PLC	16,074,820
2,458,930	HSBC Holdings PLC	19,242,069
142,540	London Stock Exchange Group PLC	14,286,190
187,980	Reckitt Benckiser Group PLC	13,256,488
383,731	Unilever PLC	18,981,941
		102,621,396
	United States - 4.8%
19,100	ARM Holdings PLC ADR*	1,022,232
141,499	CRH PLC	7,801,426
30,131	CyberArk Software Ltd.*	4,934,554
34,007	Linde PLC(2)	12,652,534
37,879	Nestle SA	4,287,751
549,019	Tenaris SA	8,672,277
		39,370,774
	Total Common Stocks (cost $705,712,408)	$ 780,529,887

19

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
34,485	iShares MSCI ACWI ex U.S. ETF		$ 1,621,140
	Total Exchange-Traded Funds (cost $1,668,405)		$ 1,621,140
PREFERRED STOCKS - 1.3%
	Brazil - 1.3%
3,760,000	Banco Bradesco SA (Preference Shares)(3)		$ 10,696,800
	Total Preferred Stocks (cost $10,876,648)		$ 10,696,800
RIGHTS - 0.0%
	Brazil - 0.0%
7,032	Localiza Rent a Car SA Expires 11/10/2023*		$ 22,384
	Total Rights (cost $—)		$ 22,384
WARRANTS - 0.0%
	Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(4)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (cost $718,257,461)		$ 792,870,211
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 2,508,621	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $2,509,727; collateralized by U.S. Treasury Note at 1.13%, maturing 10/31/2026, with a market value of $2,558,806		$ 2,508,621
	Securities Lending Collateral - 0.0%
23,589	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.24%(5)		23,589
78,630	HSBC U.S. Government Money Market Fund, Institutional Class, 5.28%(5)		78,630
23,589	Invesco Government & Agency Portfolio, Institutional Class, 5.26%(5)		23,589
23,589	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(5)		23,589
			149,397
	Total Short-Term Investments (cost $2,658,018)		$ 2,658,018
	Total Investments (cost $720,915,479)	97.8%	$ 795,528,229
	Other Assets and Liabilities	2.2%	17,596,534
	Total Net Assets	100.0%	$ 813,124,763
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the aggregate value of this security was $7,520,149, representing 0.9% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Currently no rate available.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

20

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 18,891,059	$ —	$ 18,891,059	$ —
Brazil	11,173,041	11,173,041	—	—
Canada	48,931,163	48,931,163	—	—
China	56,497,911	5,134,171	51,363,740	—
Denmark	5,426,887	—	5,426,887	—
France	93,256,099	—	93,256,099	—
Germany	77,773,322	—	77,773,322	—
Hong Kong	7,494,984	—	7,494,984	—
India	30,918,589	—	30,918,589	—
Indonesia	7,060,437	—	7,060,437	—
Italy	13,375,076	—	13,375,076	—
Japan	107,663,726	—	107,663,726	—
Netherlands	30,845,162	—	30,845,162	—
South Africa	11,843,982	—	11,843,982	—
South Korea	23,002,018	—	23,002,018	—
Spain	9,226,409	—	9,226,409	—
Switzerland	45,177,330	—	45,177,330	—
Taiwan	29,788,324	—	29,788,324	—
Thailand	10,192,198	—	10,192,198	—
United Kingdom	102,621,396	—	102,621,396	—
United States	39,370,774	5,956,786	33,413,988	—
Exchange-Traded Funds	1,621,140	1,621,140	—	—
Preferred Stocks	10,696,800	10,696,800	—	—
Rights	22,384	22,384	—	—
Warrants	—	—	—	—
Short-Term Investments	2,658,018	149,397	2,508,621	—
Total	$ 795,528,229	$ 83,684,882	$ 711,843,347	$ —

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.
21

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.7%
129,111	BorgWarner, Inc.	$ 5,212,211
96,164	Visteon Corp.*	13,277,364
		18,489,575
	Banks - 0.5%
43,205	M&T Bank Corp.	5,463,272
	Capital Goods - 13.7%
81,254	Axon Enterprise, Inc.*	16,168,734
86,806	Builders FirstSource, Inc.*	10,806,479
170,809	Fortive Corp.	12,667,195
165,026	Graco, Inc.	12,027,095
60,796	IDEX Corp.	12,646,784
236,053	Ingersoll Rand, Inc.	15,041,297
60,283	Lennox International, Inc.	22,572,367
61,413	Lincoln Electric Holdings, Inc.	11,164,269
43,414	Middleby Corp.*	5,556,992
36,063	Watsco, Inc.	13,621,716
141,512	Westinghouse Air Brake Technologies Corp.	15,038,480
		147,311,408
	Commercial & Professional Services - 3.5%
154,374	Ceridian HCM Holding, Inc.*	10,474,276
455,862	Genpact Ltd.	16,502,204
85,035	Robert Half, Inc.	6,231,365
68,230	TransUnion	4,898,232
		38,106,077
	Consumer Discretionary Distribution & Retail - 2.3%
184,720	CarMax, Inc.*	13,065,246
454,870	Chewy, Inc. Class A*	8,305,926
40,610	Floor & Decor Holdings, Inc. Class A*	3,675,205
		25,046,377
	Consumer Durables & Apparel - 3.8%
25,595	Deckers Outdoor Corp.*	13,158,134
3,911	NVR, Inc.*	23,322,466
82,140	YETI Holdings, Inc.*	3,960,791
		40,441,391
	Consumer Services - 3.5%
128,375	Choice Hotels International, Inc.	15,727,221
406,860	DraftKings, Inc. Class A*	11,977,958
96,298	Hyatt Hotels Corp. Class A	10,215,292
		37,920,471
	Consumer Staples Distribution & Retail - 0.8%
119,038	BJ's Wholesale Club Holdings, Inc.*	8,495,742
	Energy - 5.5%
393,376	Coterra Energy, Inc.	10,640,821
563,968	Marathon Oil Corp.	15,086,144
286,495	Ovintiv, Inc.	13,628,567
234,415	Targa Resources Corp.	20,094,054
		59,449,586
	Equity Real Estate Investment Trusts (REITs) - 0.9%
288,892	Host Hotels & Resorts, Inc. REIT	4,642,494
93,496	Rexford Industrial Realty, Inc. REIT	4,614,028
		9,256,522
	Financial Services - 8.1%
38,345	Credit Acceptance Corp.*(1)	17,643,302
82,230	Hamilton Lane, Inc. Class A	7,436,881
630,937	Nuvei Corp.	9,464,055
341,052	Shift4 Payments, Inc. Class A*	18,884,049
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Financial Services - 8.1% - (continued)
154,692	Tradeweb Markets, Inc. Class A	$ 12,406,298
113,544	WEX, Inc.*	21,356,491
		87,191,076
	Food, Beverage & Tobacco - 0.9%
107,936	Post Holdings, Inc.*	9,254,433
	Health Care Equipment & Services - 7.8%
123,736	Acadia Healthcare Co., Inc.*	8,699,878
791,815	agilon health, Inc.*	14,062,634
325,374	Inari Medical, Inc.*	21,279,460
33,665	Molina Healthcare, Inc.*	11,038,417
61,994	Shockwave Medical, Inc.*	12,343,005
83,272	Veeva Systems, Inc. Class A*	16,941,689
		84,365,083
	Insurance - 2.8%
14,172	Markel Group, Inc.*	20,868,128
83,170	W R Berkley Corp.	5,280,463
2,776	White Mountains Insurance Group Ltd.	4,152,036
		30,300,627
	Materials - 3.1%
94,907	Ball Corp.	4,724,470
42,705	Celanese Corp.	5,360,332
442,178	Element Solutions, Inc.	8,671,110
247,907	Graphic Packaging Holding Co.	5,523,368
199,797	Silgan Holdings, Inc.	8,613,249
		32,892,529
	Media & Entertainment - 1.6%
14,466	Cable One, Inc.	8,905,848
20,018	Pinterest, Inc. Class A*	541,087
105,954	Roku, Inc.*	7,479,293
		16,926,228
	Pharmaceuticals, Biotechnology & Life Sciences - 14.3%
56,365	Alnylam Pharmaceuticals, Inc.*	9,982,241
392,767	Apellis Pharmaceuticals, Inc.*	14,940,857
198,710	Bio-Techne Corp.	13,526,190
255,576	Exact Sciences Corp.*	17,435,395
51,238	ICON PLC*	12,617,357
107,232	Jazz Pharmaceuticals PLC*	13,880,110
119,803	Neurocrine Biosciences, Inc.*	13,477,837
362,317	PTC Therapeutics, Inc.*	8,119,524
84,906	Repligen Corp.*	13,500,903
98,028	Sarepta Therapeutics, Inc.*	11,882,954
241,109	Ultragenyx Pharmaceutical, Inc.*	8,595,536
71,572	United Therapeutics Corp.*	16,165,968
		154,124,872
	Semiconductors & Semiconductor Equipment - 4.1%
71,726	First Solar, Inc.*	11,590,204
2,516	Lattice Semiconductor Corp.*	216,471
108,046	MKS Instruments, Inc.	9,350,301
23,568	Monolithic Power Systems, Inc.	10,888,416
35,848	Onto Innovation, Inc.*	4,571,337
3,875	Rambus, Inc.*	216,186
59,245	Silicon Laboratories, Inc.*	6,865,903
		43,698,818
	Software & Services - 13.8%
46,762	ANSYS, Inc.*	13,914,033
211,232	Datadog, Inc. Class A*	19,241,123
400,481	Dynatrace, Inc.*	18,714,477
21,976	Fair Isaac Corp.*	19,086,815
37,658	HubSpot, Inc.*	18,546,565
621,805	Informatica, Inc. Class A*	13,101,431

22

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 13.8% - (continued)
53,700	MongoDB, Inc.*		$ 18,572,682
102,781	Splunk, Inc.*		15,031,721
64,431	VeriSign, Inc.*		13,049,211
			149,258,058
	Technology Hardware & Equipment - 1.8%
42,836	CDW Corp.		8,642,591
34,632	F5, Inc.*		5,580,601
203,186	Flex Ltd.*		5,481,958
			19,705,150
	Transportation - 4.5%
118,838	Expeditors International of Washington, Inc.		13,622,400
69,011	JB Hunt Transport Services, Inc.		13,009,954
194,748	Knight-Swift Transportation Holdings, Inc.		9,766,612
239,053	U-Haul Holding Co.		12,523,986
			48,922,952
	Utilities - 0.8%
45,300	Atmos Energy Corp.		4,798,629
177,360	NiSource, Inc.		4,377,245
			9,175,874
	Total Common Stocks (cost $898,852,556)		$ 1,075,796,121
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 329,758	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $329,903; collateralized by U.S. Treasury Note at 1.63%, maturing 10/31/2026, with a market value of $336,436		$ 329,758
	Securities Lending Collateral - 0.0%
14,310	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.24%(2)		14,310
47,700	HSBC U.S. Government Money Market Fund, Institutional Class, 5.28%(2)		47,700
14,310	Invesco Government & Agency Portfolio, Institutional Class, 5.26%(2)		14,310
14,310	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(2)		14,310
			90,630
	Total Short-Term Investments (cost $420,388)		$ 420,388
	Total Investments (cost $899,272,944)	99.9%	$ 1,076,216,509
	Other Assets and Liabilities	0.1%	1,317,114
	Total Net Assets	100.0%	$ 1,077,533,623
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

23

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 18,489,575	$ 18,489,575	$ —	$ —
Banks	5,463,272	5,463,272	—	—
Capital Goods	147,311,408	147,311,408	—	—
Commercial & Professional Services	38,106,077	38,106,077	—	—
Consumer Discretionary Distribution & Retail	25,046,377	25,046,377	—	—
Consumer Durables & Apparel	40,441,391	40,441,391	—	—
Consumer Services	37,920,471	37,920,471	—	—
Consumer Staples Distribution & Retail	8,495,742	8,495,742	—	—
Energy	59,449,586	59,449,586	—	—
Equity Real Estate Investment Trusts (REITs)	9,256,522	9,256,522	—	—
Financial Services	87,191,076	87,191,076	—	—
Food, Beverage & Tobacco	9,254,433	9,254,433	—	—
Health Care Equipment & Services	84,365,083	84,365,083	—	—
Insurance	30,300,627	30,300,627	—	—
Materials	32,892,529	32,892,529	—	—
Media & Entertainment	16,926,228	16,926,228	—	—
Pharmaceuticals, Biotechnology & Life Sciences	154,124,872	154,124,872	—	—
Semiconductors & Semiconductor Equipment	43,698,818	43,698,818	—	—
Software & Services	149,258,058	149,258,058	—	—
Technology Hardware & Equipment	19,705,150	19,705,150	—	—
Transportation	48,922,952	48,922,952	—	—
Utilities	9,175,874	9,175,874	—	—
Short-Term Investments	420,388	90,630	329,758	—
Total	$ 1,076,216,509	$ 1,075,886,751	$ 329,758	$ —

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
24

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.1%
30,373	Visteon Corp.*	$ 4,193,600
	Banks - 0.8%
154,742	Cadence Bank	3,283,625
	Capital Goods - 16.5%
17,610	Acuity Brands, Inc.	2,999,159
98,705	Ameresco, Inc. Class A*	3,806,065
64,115	Applied Industrial Technologies, Inc.	9,912,820
229,956	AZEK Co., Inc.*	6,838,891
40,787	Comfort Systems USA, Inc.	6,950,513
32,553	Curtiss-Wright Corp.	6,368,343
245,060	Fluor Corp.*	8,993,702
27,335	Middleby Corp.*	3,498,880
106,635	Rush Enterprises, Inc. Class A	4,353,907
282,846	Shoals Technologies Group, Inc. Class A*	5,161,940
227,619	Zurn Elkay Water Solutions Corp. Class C	6,377,884
		65,262,104
	Commercial & Professional Services - 7.5%
142,812	Aris Water Solutions, Inc. Class A	1,425,264
55,895	Casella Waste Systems, Inc. Class A*	4,264,789
249,859	ExlService Holdings, Inc.*	7,006,046
54,926	TriNet Group, Inc.*	6,397,781
564,462	Verra Mobility Corp.*	10,555,439
		29,649,319
	Consumer Discretionary Distribution & Retail - 2.2%
39,269	Boot Barn Holdings, Inc.*	3,188,250
102,537	Global-e Online Ltd.*	4,074,820
43,094	Tory Burch LLC*(1)(2)	1,555,264
		8,818,334
	Consumer Durables & Apparel - 3.8%
57,577	Crocs, Inc.*	5,080,019
91,998	Skyline Champion Corp.*	5,862,112
86,737	YETI Holdings, Inc.*	4,182,458
		15,124,589
	Consumer Services - 6.2%
86,483	Boyd Gaming Corp.	5,260,761
17,881	Duolingo, Inc.*	2,965,922
153,860	European Wax Center, Inc. Class A*	2,492,532
111,035	H&R Block, Inc.	4,781,167
51,560	Wingstop, Inc.	9,272,550
		24,772,932
	Energy - 5.5%
127,839	Cactus, Inc. Class A	6,418,796
31,333	Chord Energy Corp.	5,078,140
89,613	Seadrill Ltd.*	4,013,766
223,866	Viper Energy Partners LP	6,241,384
		21,752,086
	Equity Real Estate Investment Trusts (REITs) - 2.8%
157,929	Phillips Edison & Co., Inc. REIT	5,296,939
69,107	Ryman Hospitality Properties, Inc. REIT	5,755,231
		11,052,170
	Financial Services - 2.0%
174,444	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT(3)	3,698,213
54,069	PJT Partners, Inc. Class A	4,295,241
		7,993,454
	Food, Beverage & Tobacco - 2.8%
42,122	Celsius Holdings, Inc.*	7,228,135
88,143	TreeHouse Foods, Inc.*	3,841,272
		11,069,407
	Health Care Equipment & Services - 10.8%
53,900	Acadia Healthcare Co., Inc.*	3,789,709
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 10.8% - (continued)
153,750	Cross Country Healthcare, Inc.*	$ 3,811,462
71,650	Glaukos Corp.*	5,391,662
75,308	Haemonetics Corp.*	6,746,091
57,901	HealthEquity, Inc.*	4,229,668
72,818	Inari Medical, Inc.*	4,762,297
25,172	Inspire Medical Systems, Inc.*	4,995,132
13,837	Lantheus Holdings, Inc.*	961,395
129,105	PROCEPT BioRobotics Corp.*	4,235,935
19,670	Shockwave Medical, Inc.*	3,916,297
		42,839,648
	Household & Personal Products - 2.0%
70,749	elf Beauty, Inc.*	7,770,363
	Insurance - 1.0%
398,219	SiriusPoint Ltd.*	4,049,887
	Materials - 3.1%
114,972	Cabot Corp.	7,964,110
237,694	Livent Corp.*	4,375,947
		12,340,057
	Media & Entertainment - 3.8%
135,876	Cargurus, Inc.*	2,380,548
128,021	Criteo SA ADR*	3,738,213
515,665	Eventbrite, Inc. Class A*	5,084,457
63,152	Ziff Davis, Inc.*	4,022,151
		15,225,369
	Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
115,959	Aclaris Therapeutics, Inc.*	794,319
27,195	Akero Therapeutics, Inc.*	1,375,523
152,307	Amicus Therapeutics, Inc.*	1,852,053
44,338	Apellis Pharmaceuticals, Inc.*	1,686,618
9,899	Ascendis Pharma AS ADR*	926,942
36,636	Blueprint Medicines Corp.*	1,839,860
24,297	Celldex Therapeutics, Inc.*	668,653
85,172	Crinetics Pharmaceuticals, Inc.*	2,533,015
63,601	Cytokinetics, Inc.*	1,873,686
163,556	Immatics NV*	1,893,979
36,780	Immunocore Holdings PLC ADR*	1,908,882
62,743	ImmunoGen, Inc.*	995,731
54,947	Intellia Therapeutics, Inc.*	1,737,424
74,711	Intra-Cellular Therapies, Inc.*	3,891,696
43,221	Kymera Therapeutics, Inc.*	600,772
104,708	Merus NV*	2,469,015
36,891	Morphic Holding, Inc.*	845,173
26,650	Prothena Corp. PLC*	1,285,863
51,847	PTC Therapeutics, Inc.*	1,161,891
51,757	Revance Therapeutics, Inc.*	593,653
59,624	Revolution Medicines, Inc.*	1,650,392
140,907	Rocket Pharmaceuticals, Inc.*	2,887,184
21,630	Structure Therapeutics, Inc. ADR*	1,090,585
69,295	Syndax Pharmaceuticals, Inc.*	1,006,163
58,543	Vaxcyte, Inc.*	2,984,522
111,224	Verona Pharma PLC ADR*	1,812,951
		42,366,545
	Semiconductors & Semiconductor Equipment - 2.4%
32,846	MKS Instruments, Inc.	2,842,493
25,485	SiTime Corp.*	2,911,661
41,317	Synaptics, Inc.*	3,695,393
		9,449,547
	Software & Services - 11.3%
139,493	Clearwater Analytics Holdings, Inc. Class A*	2,697,795
28,428	CyberArk Software Ltd.*	4,655,653
196,884	DoubleVerify Holdings, Inc.*	5,502,908
70,869	Five9, Inc.*	4,556,877
64,258	Intapp, Inc.*	2,153,928

25

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 11.3% - (continued)
255,404	Jamf Holding Corp.*		$ 4,510,435
31,002	Manhattan Associates, Inc.*		6,127,855
25,137	New Relic, Inc.*		2,152,230
302,879	PowerSchool Holdings, Inc. Class A*		6,863,238
35,140	RingCentral, Inc. Class A*		1,041,198
88,162	Sprout Social, Inc. Class A*		4,397,521
			44,659,638
	Technology Hardware & Equipment - 3.5%
142,839	Calix, Inc.*		6,547,740
36,866	ePlus, Inc.*		2,341,728
35,349	Novanta, Inc.*		5,070,461
			13,959,929
	Total Common Stocks (cost $374,666,446)		$ 395,632,603
EXCHANGE-TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
1,728	iShares Russell 2000 Growth ETF		$ 387,331
	Total Exchange-Traded Funds (cost $357,373)		$ 387,331
	Total Long-Term Investments (cost $375,023,819)		$ 396,019,934
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.1%
$ 101,433	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $101,478; collateralized by U.S. Treasury Note at 1.13%, maturing 10/31/2026, with a market value of $103,504		$ 101,433
	Securities Lending Collateral - 0.4%
264,740	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.24%(4)		264,740
882,468	HSBC U.S. Government Money Market Fund, Institutional Class, 5.28%(4)		882,468
264,741	Invesco Government & Agency Portfolio, Institutional Class, 5.26%(4)		264,741
264,741	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(4)		264,741
			1,676,690
	Total Short-Term Investments (cost $1,778,123)		$ 1,778,123
	Total Investments (cost $376,801,942)	100.4%	$ 397,798,057
	Other Assets and Liabilities	(0.4)%	(1,574,522)
	Total Net Assets	100.0%	$ 396,223,535
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,555,264 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	43,094	$ 3,377,559	$ 1,555,264

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

26

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 4,193,600	$ 4,193,600	$ —	$ —
Banks	3,283,625	3,283,625	—	—
Capital Goods	65,262,104	65,262,104	—	—
Commercial & Professional Services	29,649,319	29,649,319	—	—
Consumer Discretionary Distribution & Retail	8,818,334	7,263,070	—	1,555,264
Consumer Durables & Apparel	15,124,589	15,124,589	—	—
Consumer Services	24,772,932	24,772,932	—	—
Energy	21,752,086	21,752,086	—	—
Equity Real Estate Investment Trusts (REITs)	11,052,170	11,052,170	—	—
Financial Services	7,993,454	7,993,454	—	—
Food, Beverage & Tobacco	11,069,407	11,069,407	—	—
Health Care Equipment & Services	42,839,648	42,839,648	—	—
Household & Personal Products	7,770,363	7,770,363	—	—
Insurance	4,049,887	4,049,887	—	—
Materials	12,340,057	12,340,057	—	—
Media & Entertainment	15,225,369	15,225,369	—	—
Pharmaceuticals, Biotechnology & Life Sciences	42,366,545	42,366,545	—	—
Semiconductors & Semiconductor Equipment	9,449,547	9,449,547	—	—
Software & Services	44,659,638	44,659,638	—	—
Technology Hardware & Equipment	13,959,929	13,959,929	—	—
Exchange-Traded Funds	387,331	387,331	—	—
Short-Term Investments	1,778,123	1,676,690	101,433	—
Total	$ 397,798,057	$ 396,141,360	$ 101,433	$ 1,555,264

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.
27

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Banks - 1.0%
98,283	PNC Financial Services Group, Inc.	$ 12,066,204
	Capital Goods - 13.1%
34,825	Deere & Co.	13,142,258
136,821	General Dynamics Corp.	30,233,336
213,624	Honeywell International, Inc.	39,464,898
44,797	Lockheed Martin Corp.	18,320,181
86,110	Northrop Grumman Corp.	37,904,761
365,113	RTX Corp.	26,277,183
		165,342,617
	Commercial & Professional Services - 1.9%
101,773	Automatic Data Processing, Inc.	24,484,548
	Consumer Discretionary Distribution & Retail - 5.1%
77,455	Home Depot, Inc.	23,403,803
460,934	TJX Cos., Inc.	40,967,814
		64,371,617
	Consumer Durables & Apparel - 2.7%
360,752	NIKE, Inc. Class B	34,495,106
	Consumer Services - 2.9%
138,000	McDonald's Corp.	36,354,720
	Consumer Staples Distribution & Retail - 2.4%
53,822	Costco Wholesale Corp.	30,407,277
	Equity Real Estate Investment Trusts (REITs) - 2.7%
107,516	American Tower Corp. REIT	17,681,006
63,134	Public Storage REIT	16,637,072
		34,318,078
	Financial Services - 8.3%
199,408	American Express Co.	29,749,679
91,671	Mastercard, Inc. Class A	36,293,466
169,191	Visa, Inc. Class A	38,915,622
		104,958,767
	Food, Beverage & Tobacco - 6.8%
507,202	Coca-Cola Co.	28,393,168
573,340	Diageo PLC	21,137,953
209,731	PepsiCo., Inc.	35,536,821
		85,067,942
	Health Care Equipment & Services - 11.5%
267,573	Abbott Laboratories	25,914,445
311,539	Medtronic PLC	24,412,196
162,934	Stryker Corp.	44,524,974
97,742	UnitedHealth Group, Inc.	49,280,539
		144,132,154
	Household & Personal Products - 5.8%
523,360	Colgate-Palmolive Co.	37,216,130
249,020	Procter & Gamble Co.	36,322,057
		73,538,187
	Insurance - 5.5%
149,690	Chubb Ltd.	31,162,464
199,894	Marsh & McLennan Cos., Inc.	38,039,828
		69,202,292
	Materials - 5.4%
176,934	Ecolab, Inc.	29,972,620
100,901	Linde PLC	37,570,487
		67,543,107
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
154,364	Danaher Corp.		$ 38,297,709
203,408	Johnson & Johnson		31,680,796
175,993	Merck & Co., Inc.		18,118,479
271,396	Pfizer, Inc.		9,002,205
			97,099,189
	Semiconductors & Semiconductor Equipment - 2.4%
187,204	Texas Instruments, Inc.		29,767,308
	Software & Services - 7.0%
122,532	Accenture PLC Class A		37,630,803
160,134	Microsoft Corp.		50,562,310
			88,193,113
	Transportation - 6.1%
224,532	Canadian National Railway Co.		24,315,415
140,533	Union Pacific Corp.		28,616,735
149,323	United Parcel Service, Inc. Class B		23,274,976
			76,207,126
	Utilities - 0.8%
184,709	NextEra Energy, Inc.		10,581,979
	Total Common Stocks (cost $729,147,358)		$ 1,248,131,331
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 2,144,844	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $2,145,790; collateralized by U.S. Treasury Note at 1.13%, maturing 10/31/2026, with a market value of $2,187,811		$ 2,144,844
	Total Short-Term Investments (cost $2,144,844)		$ 2,144,844
	Total Investments (cost $731,292,202)	99.3%	$ 1,250,276,175
	Other Assets and Liabilities	0.7%	8,905,708
	Total Net Assets	100.0%	$ 1,259,181,883
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
28

Hartford Stock HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 12,066,204	$ 12,066,204	$ —	$ —
Capital Goods	165,342,617	165,342,617	—	—
Commercial & Professional Services	24,484,548	24,484,548	—	—
Consumer Discretionary Distribution & Retail	64,371,617	64,371,617	—	—
Consumer Durables & Apparel	34,495,106	34,495,106	—	—
Consumer Services	36,354,720	36,354,720	—	—
Consumer Staples Distribution & Retail	30,407,277	30,407,277	—	—
Equity Real Estate Investment Trusts (REITs)	34,318,078	34,318,078	—	—
Financial Services	104,958,767	104,958,767	—	—
Food, Beverage & Tobacco	85,067,942	63,929,989	21,137,953	—
Health Care Equipment & Services	144,132,154	144,132,154	—	—
Household & Personal Products	73,538,187	73,538,187	—	—
Insurance	69,202,292	69,202,292	—	—
Materials	67,543,107	67,543,107	—	—
Pharmaceuticals, Biotechnology & Life Sciences	97,099,189	97,099,189	—	—
Semiconductors & Semiconductor Equipment	29,767,308	29,767,308	—	—
Software & Services	88,193,113	88,193,113	—	—
Transportation	76,207,126	76,207,126	—	—
Utilities	10,581,979	10,581,979	—	—
Short-Term Investments	2,144,844	—	2,144,844	—
Total	$ 1,250,276,175	$ 1,226,993,378	$ 23,282,797	$ —

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
29

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2%
	Asset-Backed - Automobile - 3.2%
	American Credit Acceptance Receivables Trust
$ 225,000	4.55%, 10/13/2026(1)	$ 223,610
1,315,000	6.09%, 11/12/2027(1)	1,312,929
2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	2,335,699
3,220,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	3,192,099
1,510,000	Avis Budget Rental Car Funding AESOP LLC 5.90%, 08/21/2028(1)	1,512,185
3,960,000	Carvana Auto Receivables Trust 4.13%, 04/12/2027	3,875,786
2,431,642	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	2,415,374
3,375,715	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	3,369,953
879,112	Drive Auto Receivables Trust 2.70%, 02/16/2027	872,277
	DT Auto Owner Trust
1,030,000	5.19%, 10/16/2028(1)	1,014,812
1,135,000	5.41%, 02/15/2029(1)	1,118,360
1,580,000	Enterprise Fleet Financing LLC 5.42%, 10/22/2029(1)	1,556,747
	Exeter Automobile Receivables Trust
1,051,383	2.18%, 06/15/2026	1,044,179
1,750,610	2.58%, 09/15/2025(1)	1,723,864
717,902	2.73%, 12/15/2025(1)	704,973
1,500,000	4.57%, 01/15/2027	1,484,889
649,000	6.03%, 08/16/2027	645,035
	Flagship Credit Auto Trust
2,031,000	4.69%, 07/17/2028(1)	1,968,444
570,000	5.05%, 01/18/2028(1)	556,587
365,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	359,312
3,980,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	3,970,668
1,975,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,934,733
	Santander Drive Auto Receivables Trust
2,995,000	4.42%, 11/15/2027	2,926,489
955,000	4.43%, 03/15/2027	936,591
660,000	4.72%, 06/15/2027	647,390
1,210,000	4.98%, 02/15/2028	1,189,031
2,000,000	5.61%, 07/17/2028	1,981,702
2,615,000	5.95%, 01/17/2028	2,600,918
985,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	968,061
776,977	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	775,280
	Westlake Automobile Receivables Trust
1,930,000	1.65%, 02/17/2026(1)	1,873,490
2,285,000	4.31%, 09/15/2027(1)	2,241,099
655,000	5.41%, 01/18/2028(1)	646,762
1,090,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,062,549
		55,041,877
	Asset-Backed - Finance & Insurance - 1.1%
5,645,000	Bain Capital Credit CLO Ltd. 6.79%, 07/25/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	5,602,747
3,660,000	BlueMountain CLO XXIV Ltd. 6.69%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(2)	3,609,818
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,045,479
776,487	Fieldstone Mortgage Investment Trust 5.97%, 05/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	533,440
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Asset-Backed - Finance & Insurance - 1.1% - (continued)
$ 5,155,000	Regatta VI Funding Ltd. 6.75%, 04/20/2034, 3 mo. USD Term SOFR + 1.42%(1)(2)	$ 5,126,946
345,763	Securitized Asset-Backed Receivables LLC Trust 5.61%, 07/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	116,808
		19,035,238
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
4,297,850	5.59%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	1,212,786
1,898,458	5.79%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	454,595
489,087	5.98%, 06/25/2036(3)	124,205
1,184,473	Morgan Stanley Mortgage Loan Trust 5.77%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	341,059
	Soundview Home Loan Trust
1,632,025	5.61%, 07/25/2037, 1 mo. USD Term SOFR + 0.29%(2)	1,373,278
332,864	5.93%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	305,253
		3,811,176
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
1,890,595	1.11%, 02/18/2070(1)	1,576,258
2,375,207	5.51%, 10/15/2071(1)	2,326,860
		3,903,118
	Commercial Mortgage-Backed Securities - 3.2%
	BBCMS Mortgage Trust
24,097,967	1.62%, 02/15/2050(3)(4)	929,242
925,000	3.66%, 04/15/2055(3)	785,881
1,000,000	4.60%, 06/15/2055(3)	911,579
1,300,000	5.44%, 12/15/2055(3)	1,266,460
425,000	5.71%, 12/15/2055(3)	418,927
	Benchmark Mortgage Trust
17,990,385	0.61%, 07/15/2051(3)(4)	279,240
8,523,366	0.68%, 01/15/2051(3)(4)	154,566
8,585,890	1.16%, 08/15/2052(3)(4)	305,561
24,458,974	1.36%, 03/15/2062(3)(4)	1,142,704
10,365,148	1.63%, 01/15/2054(3)(4)	837,271
2,748,270	1.91%, 07/15/2053(3)(4)	187,226
2,335,000	BPR Trust 8.56%, 08/15/2024, 1 mo. USD Term SOFR + 3.23%(1)(2)	2,317,912
4,427,383	BX Trust 7.78%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	4,426,165
2,920,000	CAMB Commercial Mortgage Trust 7.93%, 12/15/2037, 1 mo. USD Term SOFR + 2.66%(1)(2)	2,829,985
3,344,985	CD Mortgage Trust 2.46%, 08/10/2049	3,063,387
	Citigroup Commercial Mortgage Trust
16,524,154	1.04%, 07/10/2047(3)(4)	76,155
19,952,630	1.15%, 04/10/2048(3)(4)	233,368
2,357,000	4.20%, 11/15/2049(3)	1,798,410
	Commercial Mortgage Trust
3,680,235	0.48%, 02/10/2047(3)(4)	228
841,000	2.82%, 01/10/2039(1)	712,027
55,051	2.85%, 10/15/2045	50,096
630,000	4.07%, 02/10/2047(3)	625,560
860,000	4.08%, 01/10/2039(1)(3)	645,237
440,840	4.24%, 02/10/2047(3)	439,062
13,872	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	13,606
	CSAIL Commercial Mortgage Trust
52,256,557	0.85%, 06/15/2057(3)(4)	392,238
2,240,574	1.05%, 11/15/2048(3)(4)	33,154

30

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Commercial Mortgage-Backed Securities - 3.2% - (continued)
$ 6,934,049	2.02%, 01/15/2049(3)(4)	$ 242,502
4,258,993	DBJPM Mortgage Trust 1.82%, 09/15/2053(3)(4)	254,004
4,340,000	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	3,178,034
	GS Mortgage Securities Trust
755,642	0.09%, 08/10/2044(1)(3)(4)	8
3,064,552	0.37%, 07/10/2046(3)(4)	31
785,121	4.07%, 01/10/2047	780,205
2,215,000	5.17%, 04/10/2047(1)(3)	1,820,593
	JP Morgan Chase Commercial Mortgage Securities Trust
1,464,471	2.73%, 10/15/2045(1)(3)	1,257,623
1,400,000	2.81%, 01/16/2037(1)	1,273,744
1,290,924	3.91%, 12/15/2047(1)(3)	876,562
	JPMBB Commercial Mortgage Securities Trust
3,596,004	0.69%, 05/15/2048(3)(4)	24,626
15,695,756	0.74%, 09/15/2047(3)(4)	62,552
	Morgan Stanley Bank of America Merrill Lynch Trust
9,311,501	1.10%, 12/15/2047(3)(4)	57,110
1,266,224	1.11%, 10/15/2048(3)(4)	13,493
217	4.26%, 10/15/2046(3)	216
	Morgan Stanley Capital I Trust
7,092,691	1.48%, 06/15/2050(3)(4)	213,140
1,460,000	5.11%, 07/15/2049(1)(3)	1,048,970
82,680	5.28%, 10/12/2052(1)(3)	30,604
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	524,635
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,027,311
3,299,176	UBS Commercial Mortgage Trust 1.22%, 08/15/2050(3)(4)	105,006
	Wells Fargo Commercial Mortgage Trust
24,801,248	1.02%, 09/15/2057(3)(4)	343,138
14,068,615	1.20%, 05/15/2048(3)(4)	141,325
3,085,000	2.94%, 10/15/2049	2,818,392
430,000	4.28%, 05/15/2048(3)	356,907
	Wells Fargo NA
19,854,165	0.71%, 11/15/2062(3)(4)	570,003
9,657,748	0.75%, 11/15/2062(3)(4)	305,093
32,672,828	0.85%, 11/15/2050(3)(4)	763,325
3,696,555	0.90%, 11/15/2054(3)(4)	85,676
17,822,736	0.94%, 09/15/2062(3)(4)	663,168
33,818,124	0.99%, 01/15/2063(3)(4)	1,405,539
12,592,119	1.03%, 05/15/2062(3)(4)	483,643
5,566,741	1.20%, 02/15/2056(3)(4)	355,538
20,601,816	1.88%, 03/15/2063(3)(4)	1,853,997
2,545,000	2.04%, 02/15/2054	1,956,467
	WFRBS Commercial Mortgage Trust
407,265	3.72%, 05/15/2047	402,856
230,000	4.05%, 03/15/2047	228,636
710,000	5.00%, 06/15/2044(1)(3)	362,733
		54,762,652
	Other Asset-Backed Securities - 7.7%
439,656	AASET Trust 3.35%, 01/16/2040(1)	382,501
	Affirm Asset Securitization Trust
101,595	1.90%, 01/15/2025(1)	100,863
2,942	3.46%, 10/15/2024(1)	2,938
1,535,000	6.61%, 01/18/2028(1)	1,528,000
3,005,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	2,891,290
866,054	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	857,872
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Other Asset-Backed Securities - 7.7% - (continued)
$ 885,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.55%, 05/15/2036, 1 mo. USD Term SOFR + 1.21%(1)(2)	$ 874,049
1,204,950	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,189,622
2,590,000	Benefit Street Partners CLO XXXI Ltd. 7.22%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	2,591,976
1,380,000	CCG Receivables Trust 5.82%, 09/16/2030(1)	1,378,033
	CF Hippolyta Issuer LLC
381,691	1.53%, 03/15/2061(1)	335,430
905,504	1.69%, 07/15/2060(1)	822,580
1,025,430	1.99%, 07/15/2060(1)	859,460
579,438	5.97%, 08/15/2062(1)	563,572
690,000	CNH Equipment Trust 4.77%, 10/15/2030	672,092
4,485,000	Columbia Cent CLO 27 Ltd. 6.80%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	4,427,960
1,150,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,148,120
	Domino's Pizza Master Issuer LLC
2,267,800	2.66%, 04/25/2051(1)	1,910,889
1,399,250	3.67%, 10/25/2049(1)	1,210,277
3,119,438	4.12%, 07/25/2048(1)	2,958,378
	Elmwood CLO Ltd.
2,155,000	7.31%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	2,130,017
3,085,000	7.80%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	3,085,777
3,267,261	First Franklin Mortgage Loan Trust 5.91%, 04/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	2,864,755
4,842,613	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,537,442
1,830,000	Golub Capital Partners CLO 68B Ltd. 8.20%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,841,763
2,394,821	GSAMP Trust 5.52%, 01/25/2037, 1 mo. USD Term SOFR + 0.20%(2)	1,359,614
1,390,000	Invesco U.S. CLO Ltd. 7.16%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,378,200
1,575,000	Kubota Credit Owner Trust 5.02%, 06/15/2027(1)	1,550,340
18,414	LCM XX LP 6.63%, 10/20/2027, 3 mo. USD Term SOFR + 1.30%(1)(2)	18,403
213,755	Marlette Funding Trust 1.06%, 09/15/2031(1)	211,987
56,443	Morgan Stanley ABS Capital I, Inc. Trust 5.73%, 06/25/2036, 1 mo. USD Term SOFR + 0.41%(2)	47,542
3,150,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	2,716,683
361,417	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	337,154
3,005,000	Octagon 61 Ltd. 7.42%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	3,033,229
	PRET LLC
1,671,153	1.87%, 07/25/2051(1)(5)	1,523,124
1,235,569	2.49%, 07/25/2051(1)(5)	1,156,766
	Pretium Mortgage Credit Partners LLC
3,091,415	1.99%, 02/25/2061(1)(5)	2,846,436
3,725,206	2.98%, 01/25/2052(1)(5)	3,462,506
	Progress Residential Trust
3,295,138	1.51%, 10/17/2038(1)	2,871,613
1,127,297	3.20%, 04/17/2039(1)	1,020,987
1,796,018	4.30%, 03/17/2040(1)	1,673,397
876,731	4.45%, 06/17/2039(1)	828,632
1,395,191	4.75%, 10/27/2039(1)	1,321,518

31

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Other Asset-Backed Securities - 7.7% - (continued)
$ 4,425,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	$ 3,987,845
4,490,000	RR 23 Ltd. 8.00%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	4,478,515
2,130,000	RR 26 Ltd. 6.98%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	2,137,436
403,187	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	341,172
3,416,184	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	2,917,867
5,775,000	Sound Point CLO XXIX Ltd. 6.68%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	5,689,103
2,905,000	Stack Infrastructure Issuer LLC 5.90%, 07/25/2048(1)	2,800,873
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,291,251
6,615,000	Symphony CLO XXV Ltd. 6.56%, 04/19/2034, 3 mo. USD Term SOFR + 1.24%(1)(2)	6,528,264
2,580,000	Texas Debt Capital CLO Ltd. 7.12%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,580,787
3,148,861	Tricon Residential Trust 4.85%, 07/17/2040(1)	2,998,670
21,670	Upstart Securitization Trust 0.83%, 07/20/2031(1)	21,598
	VCAT LLC
1,699,460	1.74%, 05/25/2051(1)(5)	1,559,280
521,215	2.12%, 03/27/2051(1)(5)	496,093
5,775,000	Venture 42 CLO Ltd. 6.70%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	5,668,307
2,255,000	Venture 43 CLO Ltd. 6.81%, 04/15/2034, 3 mo. USD Term SOFR + 1.50%(1)(2)	2,235,959
1,908,788	VOLT XCIV LLC 2.24%, 02/27/2051(1)(5)	1,798,737
2,762,731	Voya CLO Ltd. 6.47%, 01/18/2029, 3 mo. USD Term SOFR + 1.16%(1)(2)	2,756,655
4,560,000	Wellfleet CLO X Ltd. 6.76%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	4,517,811
	Wendy's Funding LLC
5,824,923	2.78%, 06/15/2051(1)	4,575,203
1,960,400	3.88%, 03/15/2048(1)	1,754,342
763,375	Wingstop Funding LLC 2.84%, 12/05/2050(1)	660,125
		130,319,680
	Whole Loan Collateral CMO - 7.6%
2,580,517	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(5)	2,359,108
	Angel Oak Mortgage Trust
1,284,801	0.91%, 01/25/2066(1)(3)	1,023,892
1,008,633	0.99%, 04/25/2053(1)(3)	903,726
1,155,449	0.99%, 04/25/2066(1)(3)	921,159
1,958,122	1.82%, 11/25/2066(1)(3)	1,609,440
1,342,849	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	1,230,032
	Banc of America Funding Trust
2,036,681	5.77%, 05/25/2037(3)	1,715,030
572,128	6.04%, 05/20/2047, 1 mo. USD Term SOFR + 0.71%(2)	510,840
79,163	6.35%, 01/25/2037(5)	68,388
461,191	BCAP LLC Trust 5.79%, 03/25/2037, 1 mo. USD Term SOFR + 0.47%(2)	423,036
434,474	Bear Stearns ALT-A Trust 5.93%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	385,616
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Whole Loan Collateral CMO - 7.6% - (continued)
$ 104,933	Bear Stearns ARM Trust 7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	$ 97,401
171,713	Bear Stearns Mortgage Funding Trust 5.61%, 10/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	141,567
714,000	Bradley Pointe DUS 4.64%, 10/01/2033(6)	718,686
	BRAVO Residential Funding Trust
749,272	0.94%, 02/25/2049(1)(3)	641,909
610,742	0.97%, 03/25/2060(1)(3)	549,446
	CHL Mortgage Pass-Through Trust
225,632	3.91%, 11/20/2035(3)	201,245
925,142	4.16%, 09/25/2047(3)	803,235
	COLT Mortgage Loan Trust
1,982,457	0.91%, 06/25/2066(1)(3)	1,562,293
4,310,892	1.11%, 10/25/2066(1)(3)	3,418,830
3,766,166	4.55%, 04/25/2067(1)(3)	3,546,732
	Countrywide Alternative Loan Trust
588,377	5.75%, 05/25/2036	230,286
114,515	5.97%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	100,276
584,004	6.07%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	458,004
983,393	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	710,423
	CSMC Trust
1,751,687	0.94%, 05/25/2066(1)(3)	1,323,898
1,208,584	1.80%, 12/27/2060(1)(3)	1,067,737
2,116,410	1.84%, 10/25/2066(1)(3)	1,761,719
4,906,272	2.27%, 11/25/2066(1)(3)	4,026,072
1,342,275	3.25%, 04/25/2047(1)(3)	1,175,680
775,003	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	661,345
	Ellington Financial Mortgage Trust
777,269	0.93%, 06/25/2066(1)(3)	605,378
2,280,550	2.21%, 01/25/2067(1)(3)	1,876,184
	Federal National Mortgage Association Connecticut Avenue Securities
4,083	7.58%, 09/25/2031, 30 day USD SOFR Average + 2.26%(1)(2)	4,083
457,750	7.58%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	457,748
614,257	7.87%, 07/25/2042, 30 day USD SOFR Average + 2.55%(1)(2)	626,542
1,305,000	8.02%, 07/25/2043, 30 day USD SOFR Average + 2.70%(1)(2)	1,311,925
1,244,000	8.42%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,274,528
768,154	8.98%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	795,000
1,325,176	9.78%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	1,395,082
	GCAT Trust
1,610,927	1.04%, 05/25/2066(1)(3)	1,270,556
1,478,087	1.92%, 08/25/2066(1)(3)	1,251,097
16,449	GMACM Mortgage Loan Trust 3.28%, 04/19/2036(3)	12,549
	GSR Mortgage Loan Trust
717,098	3.92%, 01/25/2036(3)	647,487
786,002	5.73%, 01/25/2037, 1 mo. USD Term SOFR + 0.41%(2)	204,825
	HarborView Mortgage Loan Trust
537,768	5.82%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(2)	465,711
1,909,086	5.92%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,764,023

32

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Whole Loan Collateral CMO - 7.6% - (continued)
$ 4,766,662	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(5)	$ 4,227,028
659,819	IndyMac INDX Mortgage Loan Trust 3.55%, 03/25/2036(3)	472,379
105,186	JP Morgan Mortgage Trust 4.50%, 04/25/2037(3)	76,566
	Legacy Mortgage Asset Trust
1,184,961	1.75%, 04/25/2061(1)(5)	1,059,393
1,562,085	1.75%, 07/25/2061(1)(5)	1,388,756
2,932,149	6.25%, 11/25/2059(1)(5)	2,905,390
557,012	Lehman XS Trust 5.85%, 07/25/2046, 1 mo. USD Term SOFR + 0.53%(2)	496,483
2,064,940	LSTAR Securities Investment Ltd. 8.23%, 02/01/2026, 1 mo. USD Term SOFR + 2.91%(1)(2)	2,026,689
154,086	MASTR Adjustable Rate Mortgages Trust 5.39%, 11/21/2034(3)	143,273
2,162,921	MFA LLC 2.36%, 03/25/2060(1)(5)	1,902,482
	MFA Trust
218,350	1.01%, 01/26/2065(1)(3)	192,608
1,204,663	1.03%, 11/25/2064(1)(3)	979,941
876,578	1.15%, 04/25/2065(1)(3)	761,489
	New Residential Mortgage Loan Trust
730,545	0.94%, 10/25/2058(1)(3)	633,889
332,431	2.49%, 09/25/2059(1)(3)	306,341
1,227,633	3.50%, 08/25/2059(1)(3)	1,116,802
1,397,261	3.75%, 11/26/2035(1)(3)	1,289,503
1,430,520	3.75%, 11/25/2056(1)(3)	1,302,874
1,342,389	4.00%, 05/25/2057(1)(3)	1,221,821
969,611	4.00%, 12/25/2057(1)(3)	900,583
1,503,717	6.18%, 01/25/2048, 1 mo. USD Term SOFR + 86%(1)(2)	1,458,186
1,229,956	6.93%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	1,221,948
3,462,438	NMLT Trust 1.19%, 05/25/2056(1)(3)	2,722,297
	OBX Trust
2,721,321	1.05%, 07/25/2061(1)(3)	2,027,177
2,517,829	1.10%, 05/25/2061(1)(3)	1,880,933
3,973,116	2.31%, 11/25/2061(1)(3)	3,288,445
	Preston Ridge Partners Mortgage LLC
2,136,603	1.79%, 06/25/2026(1)(5)	1,934,587
1,877,153	1.79%, 07/25/2026(1)(5)	1,752,401
3,519,727	1.87%, 04/25/2026(1)(5)	3,284,527
596,487	2.36%, 11/25/2025(1)(5)	579,331
1,640,195	2.49%, 10/25/2026(1)(5)	1,525,659
3,559,749	2.95%, 10/25/2025(1)(5)	3,482,782
561,170	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	501,534
376,375	Residential Accredit Loans, Inc. Trust 6.00%, 12/25/2035	317,201
	Seasoned Credit Risk Transfer Trust
2,023,011	2.50%, 08/25/2059	1,578,569
1,788,979	3.50%, 11/25/2057	1,587,105
4,792,390	3.50%, 07/25/2058	4,192,096
951,939	3.50%, 08/25/2058	826,384
3,670,880	3.50%, 10/25/2058	3,146,808
	Starwood Mortgage Residential Trust
601,411	0.94%, 05/25/2065(1)(3)	529,241
3,140,061	1.92%, 11/25/2066(1)(3)	2,482,648
2,166,729	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(5)	2,106,829
5,160,153	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(3)	4,196,685
	Verus Securitization Trust
1,072,443	0.92%, 02/25/2064(1)(3)	909,736
1,442,254	0.94%, 07/25/2066(1)(3)	1,148,660
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Whole Loan Collateral CMO - 7.6% - (continued)
$ 951,334	1.03%, 02/25/2066(1)(3)	$ 792,935
2,165,267	1.82%, 11/25/2066(1)(3)	1,782,647
4,928,101	1.83%, 10/25/2066(1)(3)	4,106,660
709,435	4.13%, 02/25/2067(1)(5)	638,548
	WaMu Mortgage Pass-Through Certificates Trust
590,444	3.78%, 06/25/2037(3)	504,285
1,377,789	4.27%, 12/25/2046, 1 yr. USD MTA + 0.82%(2)	1,142,058
256,935	6.27%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(2)	232,349
		129,595,310
	Total Asset & Commercial Mortgage-Backed Securities (cost $432,720,020)	$ 396,469,051
CORPORATE BONDS - 29.2%
	Advertising - 0.1%
2,335,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 1,901,531
	Aerospace/Defense - 0.2%
	Boeing Co.
820,000	5.04%, 05/01/2027	800,003
1,350,000	5.15%, 05/01/2030	1,290,823
845,000	Northrop Grumman Corp. 5.15%, 05/01/2040	770,030
610,000	RTX Corp. 5.15%, 02/27/2033	578,771
		3,439,627
	Agriculture - 0.5%
575,000	BAT Capital Corp. 6.34%, 08/02/2030	566,441
	Philip Morris International, Inc.
1,455,000	4.88%, 02/15/2028	1,409,563
1,220,000	5.13%, 11/17/2027	1,195,912
2,180,000	5.13%, 02/15/2030	2,089,712
1,230,000	5.38%, 02/15/2033	1,166,210
830,000	5.63%, 11/17/2029	821,361
1,190,000	5.63%, 09/07/2033	1,144,689
		8,393,888
	Apparel - 0.2%
550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	504,323
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,414,213
		3,918,536
	Beverages - 0.1%
	Bacardi Ltd./Bacardi-Martini BV
150,000	5.25%, 01/15/2029(1)	145,115
875,000	5.40%, 06/15/2033(1)	820,145
		965,260
	Biotechnology - 0.4%
	Amgen, Inc.
445,000	5.25%, 03/02/2030	434,817
2,755,000	5.25%, 03/02/2033	2,634,127
860,000	CSL Finance PLC 4.05%, 04/27/2029(1)	802,419
	Royalty Pharma PLC
2,900,000	2.15%, 09/02/2031	2,170,714
750,000	2.20%, 09/02/2030	582,418
		6,624,495
	Chemicals - 0.2%
	Celanese U.S. Holdings LLC
1,600,000	6.17%, 07/15/2027	1,577,895
1,235,000	6.33%, 07/15/2029	1,210,891
975,000	6.55%, 11/15/2030	954,029
		3,742,815

33

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Commercial Banks - 6.3%
$ 1,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(7)	$ 1,397,119
2,660,000	ANZ New Zealand International Ltd. 5.36%, 08/14/2028(1)	2,611,679
EUR 800,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(7)(8)	870,731
1,361,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(7)(8)	1,488,704
	Bank of America Corp.
$ 275,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(7)	209,000
185,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(7)	139,664
2,150,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(7)	1,629,546
965,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(7)	741,732
1,440,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(7)	1,158,280
5,090,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(7)	4,003,742
3,050,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(7)	2,607,441
205,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(7)	184,526
1,630,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(7)	1,566,408
1,630,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(7)	1,571,880
2,205,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 3 mo. USD SOFR + 1.34% thereafter)(7)	2,191,808
3,685,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(7)	3,661,903
	Barclays PLC
660,000	6.22%, 05/09/2034, (6.22% fixed rate until 05/09/2033; 2 mo. USD SOFR + 2.98% thereafter)(7)	625,358
735,000	6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 3 mo. USD SOFR + 2.22% thereafter)(7)	729,320
1,980,000	7.12%, 06/27/2034, (7.12% fixed rate until 06/27/2033; 6 mo. USD SOFR + 3.57% thereafter)(7)	1,907,943
600,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(7)	615,661
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Commercial Banks - 6.3% - (continued)
	BNP Paribas SA
$ 660,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.22% thereafter)(1)(7)	$ 544,276
1,030,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 6 mo. USD SOFR + 2.07% thereafter)(1)(7)	961,335
1,170,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(1)(7)	1,129,813
740,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(7)	718,477
910,000	Citibank NA 5.80%, 09/29/2028	910,416
745,000	Credit Agricole SA 6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 3 mo. USD SOFR + 1.86% thereafter)(1)(7)	745,357
	Danske Bank AS
655,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(7)	596,719
1,970,000	5.38%, 01/12/2024(1)	1,963,340
	Deutsche Bank AG
410,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(7)	370,814
1,345,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(7)	1,171,381
200,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(7)	143,575
1,455,000	7.08%, 02/10/2034, (7.08% fixed rate until 11/10/2032; 6 mo. USD SOFR + 3.65% thereafter)(7)	1,315,274
	Goldman Sachs Group, Inc.
2,260,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(7)	1,721,617
4,045,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(7)	3,159,972
1,890,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD Term SOFR + 1.56% thereafter)(7)	1,748,515
	HSBC Holdings PLC
1,150,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(7)	948,113
1,595,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(7)	1,474,606
410,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 6 mo. USD SOFR + 2.53% thereafter)(7)	349,238
4,800,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(7)	4,424,329
1,565,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 3 mo. USD SOFR + 1.57% thereafter)(7)	1,546,108
1,120,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(7)	1,108,867

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Commercial Banks - 6.3% - (continued)
$ 935,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(7)	$ 897,263
2,420,000	6.55%, 06/20/2034, (6.55% fixed rate until 06/20/2033; 6 mo. USD SOFR + 2.98% thereafter)(7)	2,295,653
300,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(7)	293,543
825,000	Huntington National Bank 5.65%, 01/10/2030(9)	777,495
1,485,000	Intesa Sanpaolo SpA 6.63%, 06/20/2033(1)	1,395,866
	JP Morgan Chase & Co.
1,270,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	983,185
1,025,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD Term SOFR + 1.21% thereafter)(7)	929,868
595,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(7)	530,814
930,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(7)	889,029
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(7)	2,055,385
685,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(7)	660,392
1,515,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(7)	1,474,357
1,515,000	M&T Bank Corp. 5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(7)	1,310,328
1,580,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	1,459,384
EUR 1,200,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. Euribor + 1.25% thereafter)(7)(8)	1,032,468
	Morgan Stanley
$ 4,185,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(7)	3,100,743
1,960,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(7)	1,456,418
860,000	3.59%, 07/22/2028, 3 mo. USD LIBOR + 1.34%(3)	784,718
460,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(7)	396,378
80,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(7)	77,066
1,950,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(7)	1,878,069
455,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 2 mo. USD SOFR + 1.63% thereafter)(7)	443,741
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Commercial Banks - 6.3% - (continued)
	OTP Bank Nyrt
EUR 1,570,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(7)(8)	$ 1,686,404
$ 815,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(7)(8)	817,763
4,795,000	Societe Generale SA 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(7)	4,343,313
	Standard Chartered PLC
1,645,000	6.30%, 07/06/2034, (6.30% fixed rate until 07/06/2033; 1 yr. USD CMT + 2.58% thereafter)(1)(7)	1,587,400
1,195,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(7)	1,252,379
	UBS Group AG
865,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(7)	683,372
1,595,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(7)	1,507,193
835,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(7)	827,479
760,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(7)	759,433
2,785,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(7)	2,755,734
	Wells Fargo & Co.
445,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(7)	359,789
930,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(7)	776,163
665,000	3.00%, 10/23/2026	610,549
2,110,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(7)	1,705,328
725,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 6 mo. USD SOFR + 1.32% thereafter)(7)	698,710
1,050,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(7)	1,002,457
940,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(7)	850,859
650,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(7)	607,852
3,455,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 2 mo. USD SOFR + 1.74% thereafter)(7)	3,374,056
		108,292,983
	Commercial Services - 1.0%
	Ashtead Capital, Inc.
1,190,000	4.00%, 05/01/2028(1)	1,082,085
4,990,000	4.38%, 08/15/2027(1)	4,641,230
1,405,000	5.50%, 08/11/2032(1)	1,298,744

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Commercial Services - 1.0% - (continued)
$ 210,000	5.55%, 05/30/2033(1)	$ 194,888
270,000	5.95%, 10/15/2033(1)	256,408
	Howard University
1,000,000	2.70%, 10/01/2029	842,544
1,000,000	2.90%, 10/01/2031	812,027
720,000	3.48%, 10/01/2041	492,518
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,015,000
385,000	4.63%, 12/15/2027	356,795
4,561,000	5.13%, 06/01/2029	4,216,644
	United Rentals North America, Inc.
140,000	4.00%, 07/15/2030	119,321
445,000	4.88%, 01/15/2028	416,608
		16,744,812
	Construction Materials - 0.4%
3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,977,206
	Standard Industries, Inc.
535,000	3.38%, 01/15/2031(1)	413,597
3,370,000	4.38%, 07/15/2030(1)	2,795,301
		6,186,104
	Distribution/Wholesale - 0.0%
700,000	LKQ Corp. 5.75%, 06/15/2028(1)	683,928
	Diversified Financial Services - 0.8%
	Capital One Financial Corp.
485,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(7)	405,756
1,325,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(7)	1,228,604
615,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(7)	585,497
535,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 6 mo. USD SOFR + 2.60% thereafter)(7)	482,667
705,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(7)	689,204
535,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 3 mo. USD SOFR + 2.86% thereafter)(7)	505,094
7,400,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	7,081,093
455,000	Intercontinental Exchange, Inc. 4.35%, 06/15/2029	428,135
	Nasdaq, Inc.
600,000	5.35%, 06/28/2028	589,118
845,000	5.55%, 02/15/2034	806,678
	Synchrony Financial
725,000	2.88%, 10/28/2031	513,757
1,090,000	7.25%, 02/02/2033	962,337
		14,277,940
	Electric - 3.8%
1,235,000	Alabama Power Co. 3.45%, 10/01/2049	819,858
450,000	Arizona Public Service Co. 5.55%, 08/01/2033	436,658
	Berkshire Hathaway Energy Co.
705,000	1.65%, 05/15/2031	528,065
850,000	4.60%, 05/01/2053	663,263
	Cleco Corporate Holdings LLC
1,225,000	3.38%, 09/15/2029	1,023,474
75,000	4.97%, 05/01/2046	56,292
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Electric - 3.8% - (continued)
$ 1,050,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	$ 656,894
	Dominion Energy, Inc.
583,000	3.38%, 04/01/2030	501,643
3,827,000	5.38%, 11/15/2032	3,655,434
65,000	6.30%, 03/15/2033	66,025
1,320,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,055,584
	Duke Energy Corp.
3,200,000	2.55%, 06/15/2031	2,537,871
1,160,000	4.50%, 08/15/2032	1,043,806
400,000	5.00%, 08/15/2052	332,592
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	494,843
40,000	Duke Energy Ohio, Inc. 5.25%, 04/01/2033	38,627
	Duke Energy Progress LLC
490,000	4.00%, 04/01/2052	356,154
670,000	4.38%, 03/30/2044	534,664
	Edison International
635,000	5.25%, 11/15/2028	611,049
2,155,000	6.95%, 11/15/2029	2,222,877
755,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.44% thereafter)(7)	723,038
1,385,000	Enel Finance International NV 5.00%, 06/15/2032(1)	1,253,381
	Evergy, Inc.
730,000	2.45%, 09/15/2024	705,169
715,000	2.90%, 09/15/2029	610,753
	Eversource Energy
2,255,000	5.13%, 05/15/2033	2,101,606
380,000	5.45%, 03/01/2028	375,729
565,000	Florida Power & Light Co. 5.10%, 04/01/2033	546,744
	Georgia Power Co.
600,000	2.65%, 09/15/2029	509,606
940,000	4.30%, 03/15/2042	751,344
450,000	4.70%, 05/15/2032	417,302
635,000	4.95%, 05/17/2033	595,330
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	768,950
1,465,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,430,837
660,000	Kentucky Utilities Co. 5.45%, 04/15/2033	644,968
645,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	633,288
305,000	National Grid PLC 5.60%, 06/12/2028	301,717
870,000	National Rural Utilities Cooperative Finance Corp. 5.80%, 01/15/2033	868,980
	NextEra Energy Capital Holdings, Inc.
1,235,000	1.88%, 01/15/2027	1,093,655
1,145,000	2.25%, 06/01/2030	916,953
2,560,000	4.63%, 07/15/2027	2,467,984
410,000	5.00%, 02/28/2030	392,767
1,035,000	5.00%, 07/15/2032	967,549
230,000	6.05%, 03/01/2025	230,361
1,705,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	1,445,487
705,000	Oglethorpe Power Corp. 4.50%, 04/01/2047	526,247
755,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	722,546
	Pacific Gas & Electric Co.
3,780,000	2.50%, 02/01/2031	2,876,406
320,000	3.50%, 08/01/2050	190,480
260,000	4.40%, 03/01/2032	220,295
1,350,000	4.55%, 07/01/2030	1,193,501
341,000	4.95%, 07/01/2050	253,179
529,000	5.25%, 03/01/2052	407,364
1,630,000	5.90%, 06/15/2032	1,522,525

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Electric - 3.8% - (continued)
$ 2,675,000	6.10%, 01/15/2029	$ 2,613,260
1,460,000	6.15%, 01/15/2033	1,385,085
2,895,000	6.40%, 06/15/2033	2,794,209
180,000	6.75%, 01/15/2053	168,462
340,000	PPL Capital Funding, Inc. 4.13%, 04/15/2030	305,375
	Puget Energy, Inc.
1,090,000	2.38%, 06/15/2028	932,540
2,070,000	3.65%, 05/15/2025	1,984,364
1,085,000	Sempra 5.40%, 08/01/2026	1,073,705
	Southern California Edison Co.
1,550,000	2.85%, 08/01/2029	1,337,118
565,000	5.30%, 03/01/2028	557,746
	Southern Co.
1,010,000	3.70%, 04/30/2030	894,877
1,425,000	5.20%, 06/15/2033	1,347,149
510,000	5.70%, 03/15/2034	499,607
1,275,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	1,204,321
1,145,000	Virginia Electric & Power Co. 5.00%, 04/01/2033	1,074,834
720,000	Xcel Energy, Inc. 4.60%, 06/01/2032	653,554
		65,127,920
	Energy-Alternate Sources - 0.3%
2,650,000	Energo-Pro AS 8.50%, 02/04/2027(1)	2,585,181
1,085,000	FS Luxembourg Sarl 10.00%, 12/15/2025(1)	1,111,874
1,465,450	Greenko Power II Ltd. 4.30%, 12/13/2028(8)	1,252,786
		4,949,841
	Engineering & Construction - 0.2%
1,615,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,224,784
3,127,589	International Airport Finance SA 12.00%, 03/15/2033(1)(9)	2,958,699
		4,183,483
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
455,000	4.28%, 03/15/2032	386,274
1,145,000	5.14%, 03/15/2052	849,235
400,000	5.39%, 03/15/2062	295,455
	WMG Acquisition Corp.
725,000	3.75%, 12/01/2029(1)	609,000
4,525,000	3.88%, 07/15/2030(1)	3,822,268
		5,962,232
	Environmental Control - 0.3%
4,475,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	4,217,704
1,145,000	Veralto Corp. 5.35%, 09/18/2028(1)	1,132,236
		5,349,940
	Food - 0.3%
411,000	Conagra Brands, Inc. 4.85%, 11/01/2028	392,467
345,000	General Mills, Inc. 4.95%, 03/29/2033	323,361
1,200,000	Minerva Luxembourg SA 8.88%, 09/13/2033(1)	1,190,342
3,070,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	3,044,572
		4,950,742
	Gas - 0.5%
1,440,000	Brooklyn Union Gas Co. 6.39%, 09/15/2033(1)	1,412,899
1,120,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	1,081,174
	NiSource, Inc.
500,000	3.49%, 05/15/2027	463,499
1,690,000	3.60%, 05/01/2030	1,472,962
585,000	5.25%, 03/30/2028	573,179
1,045,000	5.40%, 06/30/2033	1,001,939
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Gas - 0.5% - (continued)
$ 585,000	Piedmont Natural Gas Co., Inc. 5.40%, 06/15/2033	$ 557,894
985,000	Southern California Gas Co. 5.20%, 06/01/2033	932,072
280,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	274,583
		7,770,201
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
2,640,000	6.05%, 04/15/2028(1)	2,568,254
1,200,000	6.30%, 02/15/2030(1)	1,159,437
		3,727,691
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,070,464
560,000	3.00%, 09/23/2029(1)	482,104
455,000	5.38%, 12/06/2032(1)	441,470
340,000	5.75%, 12/06/2052(1)	324,569
3,220,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,935,675
	GE HealthCare Technologies, Inc.
745,000	5.86%, 03/15/2030	738,900
1,360,000	5.91%, 11/22/2032	1,349,152
	Haleon U.S. Capital LLC
1,005,000	3.38%, 03/24/2029	901,529
265,000	3.63%, 03/24/2032	227,337
2,812,000	Hologic, Inc. 4.63%, 02/01/2028(1)	2,587,204
		11,058,404
	Healthcare - Services - 0.7%
	Centene Corp.
850,000	2.45%, 07/15/2028	718,092
95,000	3.38%, 02/15/2030	79,259
435,000	4.25%, 12/15/2027	400,559
5,230,000	4.63%, 12/15/2029	4,710,295
470,000	CommonSpirit Health 3.35%, 10/01/2029	410,360
1,170,000	Humana, Inc. 3.70%, 03/23/2029	1,067,490
	Kaiser Foundation Hospitals
355,000	2.81%, 06/01/2041	238,275
900,000	3.00%, 06/01/2051	565,918
200,000	Sutter Health 3.36%, 08/15/2050	130,597
	UnitedHealth Group, Inc.
1,280,000	2.75%, 05/15/2040	869,352
190,000	3.50%, 08/15/2039	146,185
1,180,000	4.00%, 05/15/2029	1,104,960
240,000	4.95%, 05/15/2062	206,677
365,000	5.35%, 02/15/2033	361,199
190,000	5.88%, 02/15/2053	190,487
260,000	6.05%, 02/15/2063	262,767
		11,462,472
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
540,000	5.13%, 08/01/2030(1)	471,825
2,558,000	5.75%, 01/15/2028(1)	2,382,777
		2,854,602
	Household Products - 0.0%
840,000	Kenvue, Inc. 5.05%, 03/22/2053(1)	762,343
	Insurance - 0.6%
580,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	556,158
	Athene Global Funding
1,985,000	2.65%, 10/04/2031(1)	1,472,165
3,010,000	2.72%, 01/07/2029(1)	2,500,665
	Corebridge Financial, Inc.
650,000	3.85%, 04/05/2029	583,997
280,000	6.05%, 09/15/2033(1)	272,195

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Insurance - 0.6% - (continued)
$ 3,090,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	$ 2,587,565
560,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	491,208
770,000	Metropolitan Life Global Funding I 5.15%, 03/28/2033(1)	729,154
830,000	Willis North America, Inc. 3.60%, 05/15/2024	816,801
		10,009,908
	Internet - 0.5%
	Gen Digital, Inc.
3,060,000	5.00%, 04/15/2025(1)	2,988,763
1,900,000	6.75%, 09/30/2027(1)	1,862,746
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
770,000	3.50%, 03/01/2029(1)	643,851
3,995,000	5.25%, 12/01/2027(1)	3,768,464
		9,263,824
	Iron/Steel - 0.1%
1,295,000	ArcelorMittal SA 6.80%, 11/29/2032	1,286,302
	IT Services - 0.3%
5,541,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	4,964,182
	Machinery-Diversified - 0.1%
445,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	430,621
1,221,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,012,493
		1,443,114
	Media - 1.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital
640,000	3.50%, 03/01/2042	397,155
685,000	4.80%, 03/01/2050	478,174
765,000	5.13%, 07/01/2049	555,947
3,165,000	6.48%, 10/23/2045	2,763,418
55,000	6.83%, 10/23/2055	48,572
1,484,000	Comcast Corp. 2.94%, 11/01/2056	844,327
1,105,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	860,982
	Discovery Communications LLC
545,000	3.63%, 05/15/2030	461,422
1,970,000	4.00%, 09/15/2055	1,180,827
790,000	5.20%, 09/20/2047	598,474
2,196,000	5.30%, 05/15/2049	1,680,226
	Paramount Global
1,125,000	4.20%, 05/19/2032(9)	894,609
710,000	4.38%, 03/15/2043	459,127
2,645,000	4.95%, 01/15/2031(9)	2,274,569
1,000,000	5.25%, 04/01/2044	697,696
	Sirius XM Radio, Inc.
2,645,000	3.13%, 09/01/2026(1)	2,357,356
1,425,000	4.00%, 07/15/2028(1)	1,216,300
590,000	4.13%, 07/01/2030(1)	472,000
2,900,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	3,120,094
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	707,819
		22,069,094
	Mining - 0.5%
2,575,000	Anglo American Capital PLC 2.63%, 09/10/2030(1)	2,055,754
2,150,000	Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(1)	2,081,954
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Mining - 0.5% - (continued)
$ 730,000	FMG Resources August 2006 Pty. Ltd. 4.38%, 04/01/2031(1)	$ 600,663
	Glencore Funding LLC
405,000	2.85%, 04/27/2031(1)	321,445
1,050,000	5.70%, 05/08/2033(1)	995,923
1,915,000	6.38%, 10/06/2030(1)	1,910,134
		7,965,873
	Office/Business Equipment - 0.3%
	CDW LLC/CDW Finance Corp.
485,000	2.67%, 12/01/2026	437,442
5,898,000	3.25%, 02/15/2029	5,031,227
		5,468,669
	Oil & Gas - 1.6%
	Aker BP ASA
1,367,000	2.00%, 07/15/2026(1)	1,220,267
465,000	3.10%, 07/15/2031(1)	372,166
1,060,000	5.60%, 06/13/2028(1)	1,035,838
1,055,000	6.00%, 06/13/2033(1)	1,019,918
	BP Capital Markets America, Inc.
780,000	2.94%, 06/04/2051	476,524
285,000	3.00%, 02/24/2050	177,762
2,025,000	4.81%, 02/13/2033	1,896,679
1,140,000	4.89%, 09/11/2033	1,070,697
	ConocoPhillips Co.
365,000	4.03%, 03/15/2062	261,931
1,050,000	5.05%, 09/15/2033	1,006,462
780,000	5.70%, 09/15/2063	742,835
	Continental Resources, Inc.
420,000	2.88%, 04/01/2032(1)	314,611
570,000	5.75%, 01/15/2031(1)	535,563
80,000	Diamondback Energy, Inc. 6.25%, 03/15/2033	80,082
	Ecopetrol SA
505,000	4.63%, 11/02/2031	385,543
3,050,000	8.63%, 01/19/2029	3,063,619
	Energian Israel Finance Ltd.
735,000	4.88%, 03/30/2026(8)	682,668
695,000	5.88%, 03/30/2031(8)	602,739
680,000	8.50%, 09/30/2033(8)	677,960
	Equinor ASA
675,000	3.63%, 04/06/2040	520,637
320,000	3.70%, 04/06/2050	233,388
	Hess Corp.
417,000	7.13%, 03/15/2033	440,144
285,000	7.30%, 08/15/2031	301,962
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(8)	1,937,637
630,000	Marathon Oil Corp. 6.60%, 10/01/2037	613,792
	Occidental Petroleum Corp.
500,000	6.45%, 09/15/2036	493,390
850,000	6.63%, 09/01/2030	861,263
	Ovintiv, Inc.
355,000	6.50%, 08/15/2034	349,798
785,000	6.63%, 08/15/2037	753,469
150,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	150,582
	Shell International Finance BV
485,000	2.88%, 11/26/2041	328,941
620,000	3.00%, 11/26/2051	389,215
575,000	3.25%, 04/06/2050	383,327
1,405,000	Var Energi ASA 7.50%, 01/15/2028(1)	1,441,726
2,200,000	Viper Energy Partners LP 5.38%, 11/01/2027(1)	2,083,917
		26,907,052

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Packaging & Containers - 0.4%
	Ball Corp.
$ 795,000	4.00%, 11/15/2023	$ 792,013
6,115,000	6.00%, 06/15/2029	5,944,945
		6,736,958
	Pharmaceuticals - 0.1%
	CVS Health Corp.
435,000	4.13%, 04/01/2040	337,921
755,000	5.13%, 02/21/2030	726,299
525,000	5.25%, 01/30/2031	504,539
		1,568,759
	Pipelines - 1.2%
630,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	570,976
915,000	Columbia Pipelines Holding Co. LLC 6.04%, 08/15/2028(1)	910,698
	Columbia Pipelines Operating Co. LLC
180,000	5.93%, 08/15/2030(1)	177,706
1,255,000	6.04%, 11/15/2033(1)	1,225,926
315,000	6.54%, 11/15/2053(1)	307,620
	Enbridge, Inc.
2,520,000	5.70%, 03/08/2033	2,414,825
1,540,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(7)	1,520,694
	Energy Transfer LP
1,060,000	5.25%, 04/15/2029	1,016,811
175,000	5.30%, 04/01/2044	142,344
125,000	EQM Midstream Partners LP 6.50%, 07/01/2027(1)	122,071
537,615	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	413,783
	Greensaif Pipelines Bidco Sarl
1,195,000	6.13%, 02/23/2038(1)	1,166,534
1,490,000	6.51%, 02/23/2042(1)	1,460,282
	MPLX LP
405,000	1.75%, 03/01/2026	367,273
960,000	4.95%, 09/01/2032	874,575
	ONEOK, Inc.
855,000	3.40%, 09/01/2029	742,129
335,000	4.35%, 03/15/2029	309,002
705,000	6.10%, 11/15/2032	696,695
590,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	541,190
	Targa Resources Corp.
65,000	4.20%, 02/01/2033	55,287
185,000	6.13%, 03/15/2033	181,614
830,000	6.25%, 07/01/2052	761,493
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
400,000	4.00%, 01/15/2032	336,592
280,000	4.88%, 02/01/2031	250,863
780,000	TransCanada PipeLines Ltd. 2.50%, 10/12/2031	604,148
400,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	343,119
	Western Midstream Operating LP
580,000	4.75%, 08/15/2028	542,474
980,000	6.15%, 04/01/2033	944,990
	Williams Cos., Inc.
1,490,000	4.65%, 08/15/2032	1,355,944
725,000	5.65%, 03/15/2033	700,743
		21,058,401
	Real Estate Investment Trusts - 0.9%
	American Tower Corp.
320,000	2.70%, 04/15/2031	253,862
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Real Estate Investment Trusts - 0.9% - (continued)
$ 965,000	3.65%, 03/15/2027	$ 894,222
1,145,000	3.80%, 08/15/2029	1,019,809
880,000	5.80%, 11/15/2028	873,173
	Crown Castle, Inc.
960,000	2.90%, 03/15/2027	870,845
2,780,000	4.80%, 09/01/2028	2,638,925
390,000	5.00%, 01/11/2028	376,815
1,135,000	Equinix, Inc. 3.20%, 11/18/2029	972,138
	GLP Capital LP/GLP Financing II, Inc.
435,000	4.00%, 01/15/2031	362,115
1,025,000	5.30%, 01/15/2029	950,215
1,535,000	5.75%, 06/01/2028	1,471,787
2,240,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,144,129
2,187,000	VICI Properties LP 4.95%, 02/15/2030(9)	2,000,445
		14,828,480
	Retail - 0.7%
	AutoZone, Inc.
765,000	4.75%, 08/01/2032	701,881
235,000	4.75%, 02/01/2033	213,773
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	2,970,516
1,735,000	5.63%, 01/01/2030(1)	1,560,889
	Gap, Inc.
2,041,000	3.63%, 10/01/2029(1)	1,510,163
3,819,000	3.88%, 10/01/2031(1)	2,683,213
1,755,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	1,608,386
		11,248,821
	Semiconductors - 0.4%
2,540,000	Broadcom, Inc. 4.00%, 04/15/2029(1)	2,292,572
	Intel Corp.
715,000	3.10%, 02/15/2060	410,870
305,000	5.70%, 02/10/2053	285,692
500,000	5.90%, 02/10/2063	473,738
	Marvell Technology, Inc.
1,940,000	2.45%, 04/15/2028	1,676,048
85,000	2.95%, 04/15/2031	68,789
370,000	5.95%, 09/15/2033	363,318
385,000	NXP BV/NXP Funding LLC 5.55%, 12/01/2028	376,884
1,035,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	819,794
		6,767,705
	Software - 1.3%
4,249,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	3,804,767
3,542,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,179,058
	MSCI, Inc.
668,000	3.63%, 11/01/2031(1)	546,377
392,000	3.88%, 02/15/2031(1)	332,136
1,870,000	4.00%, 11/15/2029(1)	1,642,338
	Open Text Corp.
3,075,000	3.88%, 12/01/2029(1)	2,527,707
2,670,000	6.90%, 12/01/2027(1)	2,676,192
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	478,709
	Oracle Corp.
405,000	2.95%, 04/01/2030	340,888
2,900,000	3.85%, 04/01/2060	1,848,382
745,000	4.10%, 03/25/2061	496,391
70,000	4.13%, 05/15/2045	51,014
1,585,000	6.15%, 11/09/2029	1,610,280
3,245,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,061,641
		22,595,880

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.2% - (continued)
	Telecommunications - 0.7%
	AT&T, Inc.
$ 470,000	2.55%, 12/01/2033	$ 345,283
2,044,000	3.55%, 09/15/2055	1,246,896
1,266,000	3.80%, 12/01/2057	802,515
905,000	5.40%, 02/15/2034	845,602
3,170,000	Nokia Oyj 4.38%, 06/12/2027	2,934,965
885,000	Rogers Communications, Inc. 3.80%, 03/15/2032	735,712
	T-Mobile USA, Inc.
2,235,000	3.88%, 04/15/2030	1,981,312
1,010,000	5.05%, 07/15/2033	937,337
830,000	5.75%, 01/15/2034	809,981
	Verizon Communications, Inc.
1,330,000	2.36%, 03/15/2032	1,014,674
541,000	2.55%, 03/21/2031	430,788
		12,085,065
	Trucking & Leasing - 0.5%
3,775,000	DAE Funding LLC 1.55%, 08/01/2024(1)	3,615,142
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,675,000	2.70%, 11/01/2024(1)	1,612,376
1,575,000	4.00%, 07/15/2025(1)	1,512,845
1,170,000	4.40%, 07/01/2027(1)	1,096,593
430,000	6.05%, 08/01/2028(1)	424,655
		8,261,611
	Total Corporate Bonds (cost $548,583,280)	$ 497,861,488
FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
	Angola - 0.1%
	Angola Government International Bonds
1,600,000	8.00%, 11/26/2029(8)	$ 1,314,698
310,000	8.75%, 04/14/2032(1)	248,732
		1,563,430
	Benin - 0.1%
EUR 2,640,000	Benin Government International Bonds 4.95%, 01/22/2035(1)	1,912,490
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 735,000	2.38%, 08/20/2030(1)	593,806
1,825,000	5.00%, 07/15/2032(1)	1,700,413
		2,294,219
	Brazil - 0.5%
BRL 47,432,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	8,758,440
	Chile - 0.1%
EUR 1,605,000	Chile Government International Bonds 1.25%, 01/22/2051	818,722
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,685,000	5.00%, 06/15/2045	1,767,048
395,000	5.20%, 05/15/2049	260,515
1,180,000	5.63%, 02/26/2044	845,211
		2,872,774
	Costa Rica - 0.1%
1,140,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,107,758
	Ghana - 0.0%
418,000	Ghana Government International Bonds 6.38%, 02/11/2027(1)(10)	184,480
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.7% - (continued)
	Hungary - 0.3%
	Hungary Government International Bonds
EUR 5,610,000	1.63%, 04/28/2032(8)	$ 4,390,029
$ 200,000	6.75%, 09/25/2052(1)	189,580
		4,579,609
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 3,795,000	1.10%, 03/12/2033	2,885,893
240,000	2.15%, 07/18/2024(8)	248,686
		3,134,579
	Ivory Coast - 0.1%
1,965,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(8)	1,578,897
	Mexico - 0.0%
$ 290,000	Mexico Government International Bonds 6.34%, 05/04/2053	264,156
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 1,825,000	2.75%, 01/18/2025(8)	1,846,958
2,165,000	3.68%, 06/03/2026(1)	2,148,748
		3,995,706
	Panama - 0.0%
$ 590,000	Panama Government International Bonds 6.88%, 01/31/2036	591,555
	Philippines - 0.2%
	Philippines Government International Bonds
EUR 3,315,000	1.20%, 04/28/2033	2,611,064
710,000	1.75%, 04/28/2041	473,073
		3,084,137
	Poland - 0.0%
$ 670,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	631,475
	Romania - 0.4%
	Romania Government International Bonds
EUR 2,970,000	2.63%, 12/02/2040(1)	1,841,108
6,785,000	2.75%, 04/14/2041(8)	4,199,749
1,315,000	3.38%, 02/08/2038(8)	975,500
		7,016,357
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
1,140,000	2.00%, 07/09/2039(8)	841,432
$ 990,000	5.00%, 01/18/2053(1)	821,700
		1,663,132
	Total Foreign Government Obligations (cost $63,294,643)	$ 46,051,916
MUNICIPAL BONDS - 1.4%
	Development - 0.3%
4,650,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$ 4,390,915
	General - 0.6%
720,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	581,968
5,445,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	5,621,870
4,130,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	3,833,960
		10,037,798

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.4% - (continued)
	School District - 0.2%
	Chicago Board of Education, IL, GO
$ 365,000	6.04%, 12/01/2029	$ 351,831
1,115,000	6.14%, 12/01/2039	998,843
2,315,000	6.32%, 11/01/2029	2,245,172
		3,595,846
	Transportation - 0.2%
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	2,874,158
	Utilities - 0.1%
2,395,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	2,348,676
	Utility - Electric - 0.0%
731,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	776,804
	Total Municipal Bonds (cost $26,861,777)	$ 24,024,197
SENIOR FLOATING RATE INTERESTS - 0.0%(11)
	Oil & Gas Services - 0.0%
740,508	PES Holdings LLC 0.00%, 12/31/2024, 3 mo. USD LIBOR + 6.99%(10)(12)	$ 18,513
	Total Senior Floating Rate Interests (cost $740,508)	$ 18,513
U.S. GOVERNMENT AGENCIES - 45.7%
	Mortgage-Backed Agencies - 45.7%
	Federal Home Loan Mortgage Corp. - 7.9%
46,483	0.00%, 11/15/2036(13)(14)	$ 36,391
19,245,461	0.73%, 03/25/2027(3)(4)	331,982
4,804,246	0.75%, 10/25/2026(3)(4)	71,580
17,226,397	0.81%, 12/25/2030(3)(4)	692,934
10,155,544	0.88%, 06/25/2027(3)(4)	226,935
4,236,062	0.97%, 11/25/2030(3)(4)	199,723
2,215,770	1.00%, 02/25/2051	1,790,529
7,738,373	1.12%, 10/25/2030(3)(4)	415,986
12,825,019	1.21%, 06/25/2030(3)(4)	750,126
9,581,878	1.50%, 05/15/2037(4)	554,551
851,404	1.50%, 11/01/2051	612,882
6,240,139	1.68%, 05/25/2030(3)(4)	498,136
662,548	1.75%, 10/15/2042	548,479
1,575,032	2.00%, 05/01/2036	1,356,970
673,742	2.00%, 06/01/2036	580,403
315,064	2.00%, 12/01/2040	255,774
1,952,370	2.00%, 05/01/2041	1,573,463
2,184,782	2.00%, 12/01/2041	1,748,071
1,725,695	2.00%, 10/01/2050	1,321,622
1,644,067	2.00%, 02/01/2051	1,269,033
8,646,373	2.00%, 03/01/2051	6,627,181
2,904,254	2.00%, 04/01/2051	2,219,931
1,648,851	2.00%, 05/01/2051	1,275,091
703,818	2.00%, 08/01/2051	537,865
714,074	2.00%, 11/01/2051	547,847
3,176,513	2.00%, 04/01/2052	2,445,617
3,815,244	2.00%, 06/15/2052(4)	467,021
214,723	2.50%, 05/15/2028(4)	8,359
984,403	2.50%, 05/01/2050	794,282
1,160,628	2.50%, 06/01/2050	929,187
6,510,540	2.50%, 07/01/2050	5,217,691
1,997,177	2.50%, 11/01/2050	1,598,883
610,375	2.50%, 02/01/2051	493,027
2,066,961	2.50%, 03/01/2051	1,654,841
2,504,878	2.50%, 03/25/2051(4)	352,411
763,377	2.50%, 05/01/2051	610,239
944,791	2.50%, 07/01/2051	756,105
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.7% - (continued)
	Mortgage-Backed Agencies - 45.7% - (continued)
	Federal Home Loan Mortgage Corp. - 7.9% - (continued)
$ 668,779	2.50%, 08/01/2051	$ 534,338
1,183,387	2.50%, 10/01/2051	946,114
3,031,985	2.50%, 03/15/2052(4)	427,027
1,972,977	2.50%, 03/25/2052	1,681,716
3,734,194	2.50%, 04/01/2052	2,974,417
459,863	3.00%, 03/15/2028(4)	20,565
688,323	3.00%, 08/01/2029	643,264
188,793	3.00%, 05/15/2032(4)	4,215
2,113,381	3.00%, 10/01/2032	1,955,854
330,870	3.00%, 03/15/2033(4)	28,283
1,366,551	3.00%, 04/01/2033	1,257,156
2,005,080	3.00%, 11/01/2036	1,793,554
1,129,711	3.00%, 01/01/2037	1,010,546
2,025,000	3.00%, 03/25/2040	1,659,936
588,706	3.00%, 05/15/2046	524,711
3,685,664	3.00%, 11/01/2046	3,122,899
950,343	3.00%, 12/01/2046	804,999
823,072	3.00%, 07/01/2050	686,649
316,946	3.00%, 08/01/2051	264,156
2,900,877	3.00%, 09/25/2051(4)	467,400
2,167,771	3.00%, 10/01/2051	1,812,638
829,191	3.00%, 01/01/2052	694,835
1,039,659	3.00%, 05/01/2052	867,899
370,089	3.25%, 11/15/2041	329,142
88,241	3.50%, 09/15/2026(4)	2,896
88,845	3.50%, 03/15/2027(4)	2,330
919,098	3.50%, 05/15/2034(4)	71,066
1,417,963	3.50%, 08/01/2034	1,308,414
538,788	3.50%, 03/15/2041(4)	18,985
428,592	3.50%, 10/15/2045	370,608
362,632	3.50%, 06/01/2046	318,956
1,137,046	3.50%, 12/15/2046	999,815
1,268,552	3.50%, 10/01/2047	1,113,510
471,449	3.50%, 12/01/2047	413,247
6,829,095	3.50%, 03/01/2048	5,998,532
200,742	3.50%, 08/01/2048	176,756
466,885	4.00%, 08/01/2025	452,969
167,362	4.00%, 12/15/2026(4)	3,461
264,847	4.00%, 07/15/2027(4)	5,908
170,343	4.00%, 03/15/2028(4)	4,992
103,105	4.00%, 06/15/2028(4)	3,427
321,015	4.00%, 07/15/2030(4)	23,347
1,331,257	4.00%, 05/25/2040(4)	203,660
1,338,209	4.00%, 09/15/2041	1,236,061
1,166,972	4.00%, 05/01/2042	1,071,257
422,558	4.00%, 08/01/2042	387,881
577,026	4.00%, 09/01/2042	529,673
29,981	4.00%, 07/01/2044	27,537
106,423	4.00%, 06/01/2045	97,355
432,041	4.00%, 02/01/2046	395,498
118,303	4.00%, 09/01/2048	107,586
2,650,211	4.00%, 04/01/2049	2,395,390
1,362,706	4.00%, 07/01/2049	1,237,244
209,504	4.50%, 09/01/2044	196,161
1,029,884	4.75%, 07/15/2039	977,848
422,126	5.00%, 09/15/2033(4)	63,072
3,897	5.00%, 03/01/2039	3,749
121,194	5.00%, 08/01/2039	118,824
6,028	5.00%, 09/01/2039	5,804
6,994	5.00%, 12/01/2039	6,808
6,226	5.00%, 04/01/2041	6,099
14,473	5.00%, 04/01/2044	14,190
10,155	5.00%, 05/01/2044	9,785
527,461	5.00%, 02/15/2048(4)	108,843
606,174	5.00%, 08/01/2052	572,843
17,354,605	5.00%, 09/01/2052	16,394,928

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.7% - (continued)
	Mortgage-Backed Agencies - 45.7% - (continued)
	Federal Home Loan Mortgage Corp. - 7.9% - (continued)
$ 1,726,394	5.00%, 04/01/2053	$ 1,631,170
11,225	5.50%, 03/01/2028	11,231
26,572	5.50%, 04/01/2033	26,490
362,413	5.50%, 05/01/2034	361,296
6,609	5.50%, 05/01/2037	6,615
17,764	5.50%, 11/01/2037	17,780
33,550	5.50%, 02/01/2038	33,518
14,028	5.50%, 04/01/2038	14,018
17,908	5.50%, 06/01/2038	17,884
1,871,816	5.50%, 08/01/2038	1,873,478
188,884	5.50%, 09/01/2038	188,630
3,661	5.50%, 12/01/2039	3,657
48,981	5.50%, 02/01/2040	48,925
163,623	5.50%, 05/01/2040	163,504
158,630	5.50%, 08/01/2040	158,449
825,632	5.50%, 06/01/2041	824,693
682,764	5.50%, 10/15/2046(4)	134,968
2,375,047	5.50%, 02/01/2053	2,307,156
818	6.00%, 07/01/2029	809
89,770	6.00%, 10/01/2032	90,782
19,830	6.00%, 11/01/2032	19,619
108,345	6.00%, 12/01/2032	109,344
8,470	6.00%, 11/01/2033	8,604
18,157	6.00%, 01/01/2034	18,309
8,682	6.00%, 02/01/2034	8,819
86,022	6.00%, 08/01/2034	87,627
91,829	6.00%, 09/01/2034	93,512
106,327	6.00%, 01/01/2035	105,277
519,650	6.00%, 11/01/2037	529,298
1,372,599	6.00%, 12/01/2052	1,365,968
671,534	6.00%, 03/01/2053	668,289
115	6.50%, 08/01/2032	116
285,577	6.50%, 07/15/2036	286,464
58,741	6.50%, 12/01/2037	60,980
30	7.50%, 09/01/2029	30
1,432,000	8.22%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,462,744
1,310,000	8.57%, 04/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	1,351,135
2,005,000	8.67%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	2,078,104
4,410,000	8.67%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,520,250
470,000	8.82%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	485,673
3,815,000	8.82%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	3,915,091
620,000	8.87%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	640,768
1,705,000	9.02%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	1,786,516
1,525,000	9.32%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,585,054
2,440,000	9.82%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	2,618,722
		135,062,142
	Federal National Mortgage Association - 14.4%
52,918	0.00%, 03/25/2036(13)(14)	44,081
461,365	0.00%, 06/25/2036(13)(14)	385,087
384,734	0.00%, 06/25/2041(13)(14)	275,191
7,904,258	0.40%, 01/25/2030(3)(4)	82,299
1,116,239	1.48%, 05/25/2046(3)(4)	49,070
5,785,375	1.50%, 09/01/2051	4,167,662
335,490	1.50%, 10/01/2051	241,663
631,753	1.50%, 04/01/2052	455,078
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.7% - (continued)
	Mortgage-Backed Agencies - 45.7% - (continued)
	Federal National Mortgage Association - 14.4% - (continued)
$ 9,362,298	1.53%, 05/25/2029(3)(4)	$ 461,445
1,159,551	1.70%, 04/25/2055(3)(4)	47,591
1,082,510	1.75%, 12/25/2042	916,761
1,626,506	2.00%, 05/01/2036	1,401,067
2,454,606	2.00%, 06/01/2036	2,119,880
1,834,268	2.00%, 08/01/2036	1,580,134
1,170,471	2.00%, 09/01/2036	1,008,019
828,147	2.00%, 12/01/2036	713,346
651,365	2.00%, 09/25/2039	547,675
1,309,510	2.00%, 09/01/2040	1,065,029
2,946,791	2.00%, 12/01/2040	2,388,083
1,189,487	2.00%, 04/01/2041	956,786
407,594	2.00%, 05/01/2041	328,519
1,559,334	2.00%, 10/01/2041	1,248,389
7,737,428	2.00%, 12/01/2050	5,926,663
9,712,863	2.00%, 02/01/2051	7,440,065
14,298,132	2.00%, 03/01/2051	10,910,931
14,648,629	2.00%, 04/01/2051	11,180,141
1,609,330	2.00%, 05/01/2051	1,230,582
543,791	2.00%, 07/01/2051	415,899
708,694	2.00%, 10/01/2051	546,758
3,724,612	2.00%, 03/25/2052(4)	472,541
24,677	2.00%, 04/01/2052	18,835
782,047	2.01%, 06/25/2055(3)(4)	37,968
841,313	2.03%, 08/25/2044(3)(4)	44,368
800,230	2.25%, 04/01/2033	625,958
205,529	2.50%, 06/25/2028(4)	7,899
2,165,603	2.50%, 09/01/2040	1,805,974
91,849	2.50%, 01/01/2043	74,869
2,208,090	2.50%, 02/01/2043	1,799,888
733,777	2.50%, 03/01/2043	598,225
1,589,197	2.50%, 05/01/2043	1,282,808
1,247,161	2.50%, 06/01/2043	1,016,649
686,590	2.50%, 04/01/2045	556,308
990,975	2.50%, 04/01/2050	793,609
1,146,553	2.50%, 06/01/2050	918,210
195,753	2.50%, 07/01/2050	156,767
1,772,641	2.50%, 09/01/2050	1,423,911
3,112,283	2.50%, 10/01/2050	2,510,753
1,299,783	2.50%, 01/01/2051	1,047,268
3,074,065	2.50%, 02/25/2051(4)	525,903
20,467,658	2.50%, 05/01/2051	16,372,702
2,555,830	2.50%, 06/01/2051	2,037,662
1,476,773	2.50%, 07/01/2051	1,182,619
1,009,922	2.50%, 09/01/2051	807,230
6,865,737	2.50%, 10/01/2051	5,482,698
14,581,558	2.50%, 11/01/2051	11,741,138
1,761,044	2.50%, 12/01/2051	1,415,231
1,709,837	2.50%, 01/01/2052	1,373,472
2,518,685	2.50%, 03/01/2052	2,015,641
1,741,802	2.50%, 04/01/2052	1,391,935
2,355,596	2.50%, 09/25/2052(4)	369,405
2,226,755	2.50%, 01/01/2057	1,770,181
189,671	3.00%, 02/25/2027(4)	2,973
165,917	3.00%, 09/25/2027(4)	6,267
998,149	3.00%, 01/25/2028(4)	35,959
2,031,267	3.00%, 04/25/2033(4)	131,881
557,904	3.00%, 08/01/2033	516,324
1,337,899	3.00%, 03/01/2037	1,195,181
1,682,800	3.00%, 03/25/2043	1,423,855
1,884,247	3.00%, 04/25/2043(15)	1,633,060
1,188,929	3.00%, 09/01/2048	1,005,392
1,231,282	3.00%, 08/25/2049	1,067,694
174,732	3.00%, 12/01/2049	146,177
811,514	3.00%, 02/01/2050	682,428
2,847,908	3.00%, 08/01/2050	2,379,884

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.7% - (continued)
	Mortgage-Backed Agencies - 45.7% - (continued)
	Federal National Mortgage Association - 14.4% - (continued)
$ 1,144,643	3.00%, 10/01/2050	$ 954,485
1,571,519	3.00%, 12/01/2050	1,309,958
506,581	3.00%, 04/01/2051	422,270
1,520,706	3.00%, 05/01/2051	1,281,272
293,290	3.00%, 06/01/2051	243,717
374,172	3.00%, 07/01/2051	311,443
4,100,295	3.00%, 08/01/2051	3,418,205
2,836,524	3.00%, 09/01/2051	2,367,310
4,467,789	3.00%, 10/01/2051	3,724,430
4,757,034	3.00%, 11/01/2051	3,953,529
2,241,614	3.00%, 12/01/2051	1,868,307
1,014,747	3.00%, 01/01/2052	843,846
1,212,733	3.00%, 04/01/2052	1,014,330
1,496,955	3.00%, 05/01/2052	1,250,098
172,667	3.50%, 05/25/2027(4)	6,821
291,169	3.50%, 10/25/2027(4)	13,399
436,101	3.50%, 05/25/2030(4)	28,864
116,016	3.50%, 08/25/2030(4)	6,239
144,706	3.50%, 02/25/2031(4)	4,400
332,287	3.50%, 09/25/2035(4)	32,133
2,065,726	3.50%, 11/25/2039(4)	187,355
1,678,000	3.50%, 01/25/2042	1,466,047
2,160,166	3.50%, 11/25/2042	1,912,563
690,344	3.50%, 10/01/2044	609,699
661,616	3.50%, 02/01/2045	582,584
596,322	3.50%, 01/01/2046	524,335
454,450	3.50%, 03/01/2046	400,198
1,024,633	3.50%, 09/01/2046	898,901
493,983	3.50%, 10/01/2046	433,469
374,454	3.50%, 10/25/2046(4)	65,425
574,873	3.50%, 11/01/2046	506,786
754,117	3.50%, 05/01/2047	662,597
1,718,735	3.50%, 09/01/2047	1,508,209
314,546	3.50%, 12/01/2047	277,320
1,076,992	3.50%, 01/01/2048	944,128
252,466	3.50%, 02/01/2048	222,144
1,187,887	3.50%, 07/01/2048	1,043,225
2,564,955	3.50%, 04/01/2052	2,221,842
4,243,551	3.50%, 09/01/2057	3,613,970
2,435,018	3.50%, 05/01/2058	2,073,755
2,369,999	3.50%, 12/25/2058	2,064,804
1,620,000	3.52%, 11/01/2032	1,416,984
169,779	4.00%, 06/01/2025	164,141
82,316	4.00%, 10/01/2025	79,546
1,364,344	4.00%, 10/01/2040	1,250,805
557,649	4.00%, 11/01/2040	511,206
410,943	4.00%, 12/01/2040	376,716
202,746	4.00%, 02/01/2041	185,873
553,493	4.00%, 03/01/2041	507,380
1,380,080	4.00%, 06/01/2041	1,248,258
205,801	4.00%, 03/25/2042(4)	25,235
245,326	4.00%, 08/01/2042	224,878
551,916	4.00%, 09/01/2042	505,924
130,037	4.00%, 11/25/2042(4)	12,994
76,354	4.00%, 03/01/2045	69,799
471,048	4.00%, 07/01/2045	430,607
122,244	4.00%, 05/01/2046	111,187
536,729	4.00%, 06/01/2046	488,133
514,680	4.00%, 04/01/2047	468,337
1,302,176	4.00%, 10/01/2047	1,183,388
3,142,222	4.00%, 06/01/2048	2,855,123
611,099	4.00%, 09/01/2048	553,730
3,445,300	4.00%, 04/01/2049	3,098,702
2,413,559	4.00%, 04/01/2050	2,186,227
1,590,220	4.00%, 06/01/2052	1,422,136
1,163,291	4.03%, 06/01/2028	1,106,093
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.7% - (continued)
	Mortgage-Backed Agencies - 45.7% - (continued)
	Federal National Mortgage Association - 14.4% - (continued)
$ 1,475,000	4.19%, 04/01/2028	$ 1,408,864
571,672	4.37%, 05/01/2028	551,627
1,065,000	4.41%, 04/01/2030	1,016,852
1,380,916	4.46%, 05/01/2028	1,337,615
39,328	4.50%, 04/01/2025	38,091
52,062	4.50%, 07/25/2027(4)	873
362,038	4.50%, 09/01/2035	341,011
1,217,840	4.50%, 12/01/2037	1,178,225
1,231,259	4.50%, 08/01/2040	1,163,793
1,139,859	4.50%, 10/01/2040	1,077,471
547,977	4.50%, 10/01/2041	517,974
1,332,752	4.50%, 08/25/2043(4)	267,602
474,466	4.50%, 09/01/2043	448,496
608,906	4.50%, 04/01/2049	569,551
2,620,554	4.50%, 01/01/2051	2,455,276
1,847,242	4.50%, 03/01/2053	1,697,778
713,236	4.51%, 05/01/2033	675,050
380,000	4.75%, 04/01/2028	372,617
20,055	5.00%, 06/01/2025	19,566
178,307	5.00%, 04/25/2038	170,453
2,046,480	5.00%, 07/01/2052	1,933,952
1,339,901	5.00%, 08/01/2052	1,266,123
16,598,419	5.00%, 09/01/2052	15,683,166
84,681	5.50%, 06/01/2033	84,303
65,777	5.50%, 08/01/2033	65,483
449,585	5.50%, 09/01/2033	447,578
407,048	5.50%, 12/01/2033	405,232
281,761	5.50%, 01/01/2034	280,503
1,562,187	5.50%, 11/01/2035	1,556,613
426,646	5.50%, 04/01/2036	425,913
336,228	5.50%, 09/01/2036	334,729
245,732	5.50%, 04/25/2037	243,530
1,310,505	5.50%, 11/25/2040(4)	187,150
903,529	5.50%, 06/25/2042(4)	197,122
1,206,911	5.50%, 08/25/2044(4)	220,489
824,829	5.50%, 11/01/2052	798,130
4,668,582	5.50%, 12/01/2052	4,520,397
2,413,023	5.50%, 06/01/2053	2,334,416
32,813	5.54%, 05/25/2042(3)(4)	2,472
187,869	6.00%, 12/01/2032	186,678
152,348	6.00%, 01/01/2033	151,463
21,476	6.00%, 02/01/2033	21,218
150,236	6.00%, 03/01/2033	150,814
378,434	6.00%, 02/01/2037	384,975
796,445	6.00%, 01/25/2042(4)	76,844
1,450,089	6.00%, 05/01/2053	1,445,769
140	6.50%, 05/01/2031	141
531	6.50%, 09/01/2031	538
543	6.50%, 07/01/2032	547
501	7.00%, 07/01/2029	507
65	7.00%, 12/01/2030	65
69	7.00%, 03/01/2032	71
474	7.00%, 09/01/2032	472
489	7.50%, 06/01/2027	493
6,094	7.50%, 03/01/2030	6,159
5,694	7.50%, 04/01/2030	5,689
597	7.50%, 06/01/2030	607
1,026	7.50%, 07/01/2030	1,042
304	7.50%, 08/01/2030	308
3,382	7.50%, 05/01/2031	3,409
3,902	7.50%, 06/01/2031	3,889
398	7.50%, 08/01/2031	401
15,172	7.50%, 09/01/2031	15,121
47	7.50%, 05/01/2032	47
		244,550,761

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.7% - (continued)
	Mortgage-Backed Agencies - 45.7% - (continued)
	Government National Mortgage Association - 8.1%
$ 2,550,468	2.00%, 10/20/2050	$ 2,031,869
7,770,000	2.00%, 10/20/2053(16)	6,153,944
462,641	2.50%, 12/16/2039	416,742
867,400	2.50%, 07/20/2041	747,628
2,748,933	2.50%, 10/20/2049	2,313,320
2,026,974	2.50%, 11/20/2049	1,668,598
1,607,719	2.50%, 03/20/2051	1,317,000
2,290,782	2.50%, 09/20/2051	1,876,426
7,626,517	2.50%, 10/20/2051	6,246,861
14,050,000	2.50%, 10/20/2053(16)	11,499,746
190,569	3.00%, 09/20/2028(4)	7,337
2,486,146	3.00%, 05/20/2035(4)	148,643
276,659	3.00%, 02/16/2043(4)	34,050
1,425,543	3.00%, 03/15/2045	1,220,642
68,501	3.00%, 04/15/2045	58,659
1,231,933	3.00%, 07/15/2045	1,054,871
26,861	3.00%, 08/15/2045	23,011
7,759,117	3.00%, 04/20/2051	6,614,065
2,317,982	3.00%, 08/20/2051	1,973,632
2,954,871	3.00%, 09/20/2051	2,516,152
7,552,931	3.00%, 12/20/2051	6,422,449
1,559,481	3.00%, 02/20/2052	1,366,414
3,760,113	3.00%, 07/20/2052	3,192,571
66,494	3.50%, 02/16/2027(4)	1,992
199,288	3.50%, 03/20/2027(4)	7,189
139,927	3.50%, 07/20/2040(4)	3,941
162,799	3.50%, 02/20/2041(4)	3,692
537,965	3.50%, 04/20/2042(4)	23,834
1,528,444	3.50%, 10/20/2042(4)	236,725
183,141	3.50%, 11/15/2042	164,780
4,486	3.50%, 12/15/2042	4,038
107,604	3.50%, 02/15/2043	96,862
5,360	3.50%, 03/15/2043	4,825
876,453	3.50%, 04/15/2043	788,548
2,134,122	3.50%, 05/15/2043	1,920,127
134,798	3.50%, 05/20/2043(4)	21,335
555,722	3.50%, 07/20/2043(4)	84,766
1,426,773	3.50%, 06/20/2046	1,274,260
362,461	3.50%, 07/20/2046	322,801
376,355	3.50%, 10/20/2046	335,012
1,506,682	3.50%, 02/20/2047	1,340,443
443,114	3.50%, 08/20/2047	393,802
309,238	3.50%, 11/20/2047	274,606
379,629	3.50%, 03/20/2048	337,186
1,164,564	3.50%, 07/20/2049	1,030,809
12,454,000	3.50%, 10/20/2053(16)	10,923,520
905,370	3.88%, 08/15/2042	832,820
39,879	4.00%, 12/16/2026(4)	1,248
616,057	4.00%, 05/20/2029(4)	18,546
1,631,167	4.00%, 07/20/2040	1,511,425
1,812,951	4.00%, 09/20/2040	1,679,895
2,861,365	4.00%, 10/20/2040	2,649,565
745,731	4.00%, 12/20/2040	691,022
169,192	4.00%, 05/16/2042(4)	18,127
2,337,770	4.00%, 09/16/2042(4)	467,481
287,081	4.00%, 03/20/2043(4)	51,749
130,588	4.00%, 01/20/2044(4)	24,923
929,480	4.00%, 01/16/2046(4)	148,866
839,672	4.00%, 03/20/2047(4)	127,722
418,033	4.00%, 11/20/2047	379,140
1,113,368	4.00%, 03/20/2048	1,011,166
2,895,792	4.00%, 07/20/2048	2,646,823
425,000	4.00%, 10/20/2053(16)	383,131
86,863	4.50%, 11/15/2039	81,868
502,337	4.50%, 05/15/2040	479,356
1,826,422	4.50%, 05/20/2040	1,734,516
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.7% - (continued)
	Mortgage-Backed Agencies - 45.7% - (continued)
	Government National Mortgage Association - 8.1% - (continued)
$ 92,312	4.50%, 07/15/2041	$ 86,957
453,566	4.50%, 04/20/2045(4)	91,101
1,667,468	4.50%, 08/20/2045(4)	327,929
158,115	4.50%, 01/20/2046	150,296
1,163,117	4.50%, 01/20/2047(4)	158,042
1,221,865	4.50%, 05/20/2048(4)	194,210
350,040	4.50%, 05/20/2052	323,613
7,895,000	4.50%, 10/20/2053(16)	7,295,782
1,077,205	5.00%, 02/16/2040(4)	227,646
571,394	5.00%, 06/15/2041	571,135
633,645	5.00%, 10/16/2041(4)	99,887
806,200	5.00%, 03/15/2044	806,221
227,321	5.00%, 01/16/2047(4)	46,875
4,026,257	5.00%, 07/15/2052	3,836,136
13,575,000	5.00%, 10/20/2053(16)	12,872,918
209,200	5.50%, 03/15/2033	203,944
335,985	5.50%, 04/15/2033	327,942
333,588	5.50%, 05/15/2033	325,848
443,284	5.50%, 10/20/2034	445,831
761,068	5.50%, 03/20/2039(4)	139,169
774,721	5.50%, 02/16/2047(4)	129,713
485,361	5.50%, 02/20/2047(4)	88,173
14,775,000	5.50%, 10/20/2053(16)	14,343,293
23	6.00%, 12/15/2023	23
434	6.00%, 01/15/2029	430
386	6.00%, 04/15/2029	383
15,713	6.00%, 12/15/2031	15,598
408	6.00%, 10/15/2032	415
9,496	6.00%, 06/15/2033	9,571
202	6.00%, 03/15/2034	200
17,656	6.00%, 08/15/2034	18,012
27,052	6.00%, 09/15/2034	27,048
19,441	6.00%, 02/15/2035	19,932
32,131	6.00%, 03/15/2036	32,615
37,718	6.00%, 05/15/2036	37,885
84,180	6.00%, 06/15/2036	85,295
9,110	6.00%, 06/15/2037	9,037
21,403	6.00%, 08/15/2037	21,573
31,434	6.00%, 08/15/2039	31,567
779,253	6.00%, 09/20/2040(4)	147,658
55,011	6.00%, 06/15/2041	56,205
755,585	6.00%, 02/20/2046(4)	149,695
12,506	6.50%, 06/15/2028	12,596
578	6.50%, 08/15/2028	582
1,472	6.50%, 09/15/2028	1,482
763	6.50%, 11/15/2028	767
3,005	6.50%, 12/15/2028	3,026
6,629	6.50%, 02/15/2029	6,676
58,431	6.50%, 03/15/2029	58,864
15,080	6.50%, 04/15/2029	15,186
5,043	6.50%, 05/15/2029	5,080
78,473	6.50%, 06/15/2029	79,021
2,353	6.50%, 07/15/2029	2,369
95	6.50%, 03/15/2031	96
75,391	6.50%, 04/15/2031	75,919
21,660	6.50%, 05/15/2031	21,864
4,515	6.50%, 06/15/2031	4,613
108,888	6.50%, 07/15/2031	109,650
15,474	6.50%, 08/15/2031	15,583
24,024	6.50%, 09/15/2031	24,197
76,914	6.50%, 10/15/2031	77,452
150,918	6.50%, 11/15/2031	152,012
30,706	6.50%, 12/15/2031	31,352
97,127	6.50%, 01/15/2032	97,862
18,344	6.50%, 02/15/2032	18,558
25,847	6.50%, 03/15/2032	26,028

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.7% - (continued)
	Mortgage-Backed Agencies - 45.7% - (continued)
	Government National Mortgage Association - 8.1% - (continued)
$ 94,542	6.50%, 04/15/2032	$ 95,225
218	6.50%, 05/15/2032	219
12,964	6.50%, 06/15/2032	13,055
181	7.00%, 02/15/2031	180
82	7.00%, 06/15/2031	81
60	7.00%, 08/15/2031	60
		138,144,570
	Uniform Mortgage-Backed Security - 15.3%
5,400,000	2.00%, 10/01/2038(16)	4,632,187
34,360,000	2.00%, 10/01/2053(16)	26,153,252
4,425,000	2.50%, 10/01/2037(16)	3,902,470
1,010,000	3.00%, 10/01/2037(16)	914,366
2,085,000	3.50%, 10/01/2037(16)	1,928,625
2,325,000	3.50%, 10/01/2053(16)	2,002,043
21,439,000	4.50%, 10/01/2038(16)	20,588,140
56,957,000	4.50%, 10/01/2052(16)	52,324,794
25,695,000	5.00%, 10/01/2053(16)	24,255,678
77,414,000	5.50%, 10/01/2053(16)	74,861,757
47,685,000	6.00%, 10/01/2053(16)	47,085,212
2,800,000	6.50%, 10/01/2053(16)	2,813,904
		261,462,428
	U.S. Government Agencies - 0.0%
	Federal National Mortgage Association - 0.0%
3,180,907	2.50%, 06/25/2052(4)	481,112
	Total U.S. Government Agencies (cost $842,603,891)	$ 779,701,013
U.S. GOVERNMENT SECURITIES - 14.8%
	U.S. Treasury Securities - 14.8%
	U.S. Treasury Bonds - 11.7%
24,645,000	1.25%, 05/15/2050	$ 11,604,329
5,115,000	1.88%, 11/15/2051	2,846,617
7,090,000	2.25%, 08/15/2046	4,490,241
15,065,000	2.25%, 02/15/2052	9,230,255
7,860,000	2.38%, 11/15/2049	5,023,338
90,455,000	2.88%, 08/15/2045(17)	65,470,340
6,175,000	3.00%, 02/15/2047	4,528,977
20,715,000	3.13%, 08/15/2044(18)	15,817,035
14,975,000	3.38%, 08/15/2042	12,125,655
26,860,000	3.38%, 05/15/2044(19)	21,419,801
35,500,000	3.38%, 11/15/2048	27,803,711
13,635,000	3.63%, 08/15/2043	11,369,779
7,215,000	3.63%, 05/15/2053	5,967,031
1,635,000	3.75%, 11/15/2043	1,386,940
		199,084,049
	U.S. Treasury Inflation-Protected Bonds - 1.0%
6,301,766	0.13%, 02/15/2052(20)	3,447,201
25,110,413	0.25%, 02/15/2050(20)	14,729,317
		18,176,518
	U.S. Treasury Inflation-Protected Notes - 1.1%
11,214,981	0.25%, 07/15/2029(20)	9,995,462
7,012,907	0.75%, 07/15/2028(20)	6,527,688
2,818,116	1.38%, 07/15/2033(20)	2,605,601
		19,128,751
	U.S. Treasury Notes - 1.0%
17,705,000	3.88%, 08/15/2033	16,733,991
	Total U.S. Government Securities (cost $354,886,472)	$ 253,123,309
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0%
	Energy - 0.0%
30,559	PES Energy Liquidating Trust*(6)		$ —
	Total Common Stocks (cost $265,121)		$ —
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 6.59%(21)		$ 1,721,856
	Total Preferred Stocks (cost $1,591,820)		$ 1,721,856
	Total Long-Term Investments (cost $2,271,547,532)		$ 1,998,971,343
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.2%
$ 3,751,642	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $3,753,296; collateralized by U.S. Treasury Note at 1.13%, maturing 10/31/2026, with a market value of $3,826,689		$ 3,751,642
	Securities Lending Collateral - 0.2%
508,717	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.24%(22)		508,717
1,695,722	HSBC U.S. Government Money Market Fund, Institutional Class, 5.28%(22)		1,695,722
508,716	Invesco Government & Agency Portfolio, Institutional Class, 5.26%(22)		508,716
508,716	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(22)		508,716
			3,221,871
	Total Short-Term Investments (cost $6,973,513)		$ 6,973,513
	Total Investments (cost $2,278,521,045)	117.5%	$ 2,005,944,856
	Other Assets and Liabilities	(17.5)%	(299,329,365)
	Total Net Assets	100.0%	$ 1,706,615,491
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the aggregate value of these securities was $528,787,348, representing 31.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Investment valued using significant unobservable inputs.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2023, the aggregate value of these securities was $26,445,809, representing 1.5% of net assets.
(9)	Represents entire or partial securities on loan.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of September 30, 2023.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of September 30, 2023, the market value of securities pledged was $2,286,450.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2023, the market value of securities pledged was $4,772,217.
(19)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of September 30, 2023, the market value of securities pledged was $5,901,211.
(20)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(21)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(22)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 5-Years Bond Future	742	12/18/2023	$ 58,988,522	$ (693,895)
Euro-BUND Future	8	12/07/2023	1,088,037	(22,928)
Long Gilt Future	71	12/27/2023	8,156,808	(44,163)
U.S. Treasury 2-Year Note Future	1,311	12/29/2023	265,754,040	(589,523)
U.S. Treasury 5-Year Note Future	1,043	12/29/2023	109,889,828	(791,964)
U.S. Treasury 10-Year Note Future	78	12/19/2023	8,428,875	2,464
U.S. Treasury Long Bond Future	44	12/19/2023	5,006,375	(57,194)
Total				$ (2,197,203)
Short position contracts:
Canadian 10-Years Bond Future	133	12/18/2023	$ 11,273,543	$ 301,263
Euro BUXL 30-Year Bond Future	142	12/07/2023	18,369,847	1,248,467
46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Futures Contracts Outstanding at September 30, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Euro-BTP Future	187	12/07/2023	$ 21,694,254	$ 827,875
U.S. Treasury 10-Year Ultra Future	101	12/19/2023	11,267,813	53,545
U.S. Treasury Ultra Bond Future	246	12/19/2023	29,197,125	1,104,624
Total				$ 3,535,774
Total futures contracts				$ 1,338,571

TBA Sale Commitments Outstanding at September 30, 2023
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$ 7,554,000	10/20/2053	$ (6,411,458)	$ 153,735
Uniform Mortgage-Backed Security, 1.50%	200,000	10/01/2053	(143,778)	3,816
Uniform Mortgage-Backed Security, 2.50%	28,295,000	10/01/2052	(22,477,143)	724,269
Uniform Mortgage-Backed Security, 3.00%	16,055,000	10/01/2053	(13,290,531)	397,836
Uniform Mortgage-Backed Security, 3.50%	11,216,000	10/01/2053	(9,658,027)	255,427
Uniform Mortgage-Backed Security, 4.00%	14,353,000	10/01/2053	(12,793,233)	322,915
Total TBA sale commitments (proceeds receivable $66,632,168)			$ (64,774,170)	$ 1,857,998
At September 30, 2023, the aggregate market value of TBA Sale Commitments represents (3.8)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S40.V1	USD	28,270,000	(1.00%)	12/20/2028	Quarterly	$ 1,411,884	$ —	$ 1,534,164	$ 122,280
Sell protection:
CDX.NA.HY.S41.V1	USD	9,070,000	5.00%	12/20/2028	Quarterly	$ 78,333	$ —	$ 102,175	$ 23,842
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	6,073,000	(1.00%)	06/20/2027	Quarterly	$ 249,475	$ —	$ 54,837	$ (194,638)
Brazil Republic	USD	9,365,000	(1.00%)	06/20/2028	Quarterly	449,809	—	254,250	(195,559)
Total						$ 699,284	$ —	$ 309,087	$ (390,197)
Total centrally cleared credit default swap contracts						$ 2,189,501	$ —	$ 1,945,426	$ (244,075)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	12,140,000	03/15/2053	Annual	$ 38,454	$ —	$ 2,313,908	$ 2,275,454
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	42,778	—	772,576	729,798
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(67,274)	853,780	921,054
3.59% Fixed	12 Mo. USD SOFR	USD	9,465,000	09/20/2053	Annual	40,632	—	695,323	654,691
Total centrally cleared interest rate swaps contracts						$ 121,864	$ (67,274)	$ 4,635,587	$ 4,580,997

47

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at September 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
8,999,920	USD	45,140,000	BRL	JPM	12/20/2023	$ 109,660
211,527	USD	198,736	EUR	DEUT	10/31/2023	1,145
30,880,220	USD	28,708,000	EUR	DEUT	12/20/2023	409,467
1,126,482	USD	1,047,000	EUR	JPM	12/20/2023	15,194
1,010,652	USD	940,000	EUR	BMO	12/20/2023	12,933
556,228	USD	517,000	EUR	MSC	12/20/2023	7,482
156,285	USD	145,000	EUR	ANZ	12/20/2023	2,382
Total foreign currency contracts						$ 558,263
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 396,469,051	$ —	$ 395,750,365	$ 718,686
Corporate Bonds	497,861,488	—	497,861,488	—
Foreign Government Obligations	46,051,916	—	46,051,916	—
Municipal Bonds	24,024,197	—	24,024,197	—
Senior Floating Rate Interests	18,513	—	18,513	—
U.S. Government Agencies	779,701,013	—	779,701,013	—
U.S. Government Securities	253,123,309	—	253,123,309	—
Common Stocks
Energy	—	—	—	—
Preferred Stocks	1,721,856	1,721,856	—	—
Short-Term Investments	6,973,513	3,221,871	3,751,642	—
Foreign Currency Contracts(2)	558,263	—	558,263	—
Futures Contracts(2)	3,538,238	3,538,238	—	—
Swaps - Credit Default(2)	146,122	—	146,122	—
Swaps - Interest Rate(2)	4,580,997	—	4,580,997	—
Total	$ 2,014,768,476	$ 8,481,965	$ 2,005,567,825	$ 718,686
Liabilities
Futures Contracts(2)	$ (2,199,667)	$ (2,199,667)	$ —	$ —
Swaps - Credit Default(2)	(390,197)	—	(390,197)	—
TBA Sale Commitments	(64,774,170)	—	(64,774,170)	—
Total	$ (67,364,034)	$ (2,199,667)	$ (65,164,367)	$ —

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.
48

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.2%
	Asset-Backed - Automobile - 24.8%
	Ally Auto Receivables Trust
$ 1,350,488	4.62%, 10/15/2025	$ 1,346,350
669,452	5.29%, 06/16/2025	668,486
2,505,000	5.76%, 11/15/2026	2,503,211
	American Credit Acceptance Receivables Trust
36,955	4.12%, 02/13/2026(1)	36,929
961,423	5.45%, 09/14/2026(1)	959,069
615,298	5.89%, 10/13/2026(1)	613,587
977,861	6.00%, 03/12/2027(1)	977,198
	AmeriCredit Automobile Receivables Trust
198,472	0.37%, 08/18/2025	197,779
650,000	0.68%, 10/19/2026	635,373
2,175,000	2.45%, 11/18/2026	2,116,204
507,497	4.20%, 12/18/2025	504,465
2,816,104	5.84%, 10/19/2026	2,814,802
	ARI Fleet Lease Trust
439,006	0.37%, 03/15/2030(1)	436,373
1,515,000	5.41%, 02/17/2032(1)	1,501,873
1,335,000	Bank of America Auto Trust 5.83%, 05/15/2026(1)	1,334,104
454,599	BMW Vehicle Lease Trust 5.27%, 02/25/2025	453,556
	BMW Vehicle Owner Trust
129,413	2.52%, 12/26/2024	128,904
1,040,000	5.72%, 04/27/2026	1,038,566
	Capital One Prime Auto Receivables Trust
758,366	2.71%, 06/16/2025	753,183
770,016	5.20%, 05/15/2026	766,487
	CarMax Auto Owner Trust
96,677	2.81%, 05/15/2025	96,403
865,000	4.75%, 10/15/2027	851,107
814,642	5.23%, 01/15/2026	812,239
1,570,000	5.50%, 06/15/2026	1,565,563
1,220,000	5.72%, 11/16/2026	1,218,971
	Carvana Auto Receivables Trust
115,558	0.35%, 06/12/2028	114,382
491,149	0.49%, 03/10/2026	480,429
357,326	0.70%, 01/10/2028	338,148
309,937	0.83%, 09/11/2028	304,383
549,515	3.33%, 07/10/2025	548,213
361,870	4.42%, 12/10/2025	360,322
430,000	6.09%, 11/10/2026(1)	429,655
1,855,000	6.23%, 01/11/2027(1)	1,855,593
1,005,000	6.41%, 09/10/2027(1)	1,004,851
	Chesapeake Funding II LLC
205,240	0.87%, 08/15/2032(1)	202,942
1,618,115	5.65%, 05/15/2035(1)	1,607,290
442,256	5.66%, 04/15/2033, 30 day USD SOFR Average + 0.34%(1)(2)	440,214
1,945,000	Citizens Auto Receivables Trust 6.09%, 10/15/2026(1)	1,945,156
	CPS Auto Receivables Trust
457,642	2.88%, 06/15/2026(1)	453,624
355,192	4.18%, 04/15/2030(1)	353,073
973,979	5.54%, 03/16/2026(1)	971,629
1,361,046	5.91%, 08/16/2027(1)	1,358,723
509,367	6.13%, 09/15/2026(1)	510,404
654,252	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	639,802
695,403	Drive Auto Receivables Trust 1.02%, 06/15/2027	687,225
	DT Auto Owner Trust
447,045	2.88%, 06/15/2026(1)	443,786
2,080,126	5.48%, 04/15/2027(1)	2,073,156
1,333,842	5.88%, 04/15/2027(1)	1,331,741
1,337,132	6.29%, 08/16/2027(1)	1,338,582
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.2% - (continued)
	Asset-Backed - Automobile - 24.8% - (continued)
	Enterprise Fleet Financing LLC
$ 1,095,046	0.48%, 05/20/2027(1)	$ 1,061,738
386,877	4.38%, 07/20/2029(1)	378,765
945,000	5.51%, 01/22/2029(1)	937,242
1,435,000	5.56%, 04/22/2030(1)	1,424,030
1,570,039	5.76%, 10/22/2029(1)	1,565,272
399,651	5.79%, 06/20/2024(1)	399,706
142,425	Enterprise Fleet Funding LLC 0.44%, 12/21/2026(1)	140,241
	Exeter Automobile Receivables Trust
23,905	5.29%, 01/15/2025	23,900
750,000	5.60%, 08/17/2026	746,669
351,673	5.61%, 06/16/2025	351,520
187,590	5.73%, 11/17/2025	187,544
495,000	6.04%, 07/15/2026	494,287
530,000	6.07%, 12/15/2025	529,794
595,000	6.11%, 09/15/2025	594,994
358,946	FHF Trust 0.83%, 12/15/2026(1)	344,036
2,255,000	Fifth Third Auto Trust 5.80%, 11/16/2026	2,253,254
	First Investors Auto Owner Trust
678,232	0.48%, 03/15/2027(1)	662,353
1,111,983	2.03%, 01/15/2027(1)	1,086,594
	Flagship Credit Auto Trust
376,196	0.36%, 07/15/2027(1)	369,700
73,694	0.37%, 12/15/2026(1)	73,490
759,639	0.81%, 07/17/2026(1)	744,303
647,191	3.28%, 08/15/2025(1)	645,865
269,823	4.06%, 10/15/2025(1)	268,782
1,555,000	5.76%, 04/15/2027(1)	1,548,070
1,275,000	5.89%, 07/15/2027(1)	1,273,063
1,102,572	Ford Credit Auto Lease Trust 5.19%, 06/15/2025	1,099,965
	Ford Credit Auto Owner Trust
384,758	3.44%, 02/15/2025	383,334
385,363	4.52%, 04/15/2025	384,320
1,057,305	5.14%, 03/15/2026	1,053,086
1,036,664	5.37%, 08/15/2025	1,034,983
1,790,000	5.57%, 06/15/2026	1,784,855
	Foursight Capital Automobile Receivables Trust
19,481	1.15%, 09/15/2025(1)	19,438
1,206,529	4.49%, 03/16/2026(1)	1,201,259
437,286	5.43%, 10/15/2026(1)	435,099
1,550,000	5.99%, 05/15/2028(1)	1,547,104
	GLS Auto Receivables Issuer Trust
645,176	3.55%, 01/15/2026(1)	640,802
593,196	4.59%, 05/15/2026(1)	589,451
1,720,000	5.70%, 01/15/2027(1)	1,713,455
2,425,925	5.98%, 08/17/2026(1)	2,424,007
	GM Financial Automobile Leasing Trust
1,500,000	1.96%, 02/20/2026	1,460,077
186,553	2.93%, 10/21/2024	185,988
785,000	5.16%, 04/20/2026	777,909
479,863	5.27%, 06/20/2025	478,419
725,000	5.44%, 10/20/2025	722,278
2,735,000	5.58%, 01/20/2026	2,726,743
	GM Financial Consumer Automobile Receivables Trust
1,336,880	4.60%, 11/17/2025	1,330,648
835,000	5.10%, 05/18/2026	830,542
1,513,011	5.19%, 03/16/2026	1,506,941
1,300,000	5.74%, 09/16/2026	1,299,341
820,000	Honda Auto Receivables Owner Trust 5.41%, 04/15/2026	816,469
	Hyundai Auto Lease Securitization Trust
1,585,000	5.05%, 01/15/2026(1)	1,571,228

49

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.2% - (continued)
	Asset-Backed - Automobile - 24.8% - (continued)
$ 401,085	5.20%, 04/15/2025(1)	$ 399,764
720,000	5.47%, 09/15/2025(1)	717,734
1,920,000	5.85%, 03/16/2026(1)	1,919,192
	Hyundai Auto Receivables Trust
1,355,000	5.19%, 12/15/2025	1,350,000
2,030,000	5.77%, 05/15/2026	2,028,570
1,295,000	LAD Auto Receivables Trust 6.09%, 06/15/2026(1)	1,294,310
1,690,000	Mercedes-Benz Auto Lease Trust 5.24%, 11/17/2025	1,682,728
1,065,000	Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/2027	1,044,392
	Nissan Auto Lease Trust
2,410,000	4.91%, 01/15/2026	2,384,858
785,000	5.74%, 08/15/2025	784,282
	Nissan Auto Receivables Owner Trust
552,158	4.50%, 08/15/2025	549,375
940,000	5.34%, 02/17/2026	936,677
1,765,000	Porsche Financial Auto Securitization Trust 5.42%, 12/22/2026(1)	1,759,440
	Santander Drive Auto Receivables Trust
851,075	5.36%, 05/15/2026	849,807
282,407	5.81%, 01/15/2026	282,320
635,000	6.08%, 08/17/2026	634,642
3,825,000	6.18%, 02/16/2027	3,828,319
66,289	Santander Retail Auto Lease Trust 0.97%, 03/20/2025(1)	66,138
910,000	SFS Auto Receivables Securitization Trust 5.89%, 03/22/2027(1)	909,394
	Tesla Auto Lease Trust
80,521	0.36%, 09/22/2025(1)	80,321
855,000	5.86%, 08/20/2025(1)	853,747
1,435,000	6.02%, 09/22/2025(1)	1,434,737
995,000	Toyota Auto Receivables Owner Trust 5.28%, 05/15/2026	991,057
1,017,150	Toyota Lease Owner Trust 5.30%, 08/20/2025(1)	1,012,466
89,868	Tricolor Auto Securitization Trust 3.30%, 02/18/2025(1)	89,611
473,151	United Auto Credit Securitization Trust 5.57%, 07/10/2025(1)	472,444
970,000	USAA Auto Owner Trust 5.83%, 07/15/2026(1)	969,682
910,000	Volkswagen Auto Loan Enhanced Trust 5.50%, 12/21/2026	907,057
	Westlake Automobile Receivables Trust
1,263,084	0.95%, 06/16/2025(1)	1,256,798
1,600,000	1.23%, 04/15/2026(1)	1,526,050
770,985	3.36%, 08/15/2025(1)	767,633
1,823,088	5.24%, 07/15/2025(1)	1,820,035
1,448,957	5.51%, 06/15/2026(1)	1,445,042
3,255,000	5.80%, 02/16/2027(1)	3,243,607
1,080,000	5.89%, 02/16/2027(1)	1,078,949
1,285,000	5.96%, 10/15/2026(1)	1,283,345
1,740,000	Wheels Fleet Lease Funding 1 LLC 5.80%, 04/18/2038(1)	1,729,182
	World Omni Auto Receivables Trust
662,114	2.77%, 10/15/2025	657,406
1,101,404	5.18%, 07/15/2026	1,096,351
575,000	5.25%, 11/16/2026	572,346
998,564	World Omni Automobile Lease Securitization Trust 5.47%, 11/17/2025	994,998
	World Omni Select Auto Trust
1,923,420	0.53%, 03/15/2027	1,874,410
2,015,880	5.92%, 03/15/2027	2,012,683
		141,838,957
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.2% - (continued)
	Asset-Backed - Finance & Insurance - 0.6%
$ 285,109	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	$ 274,098
406,774	Donlen Fleet Lease Funding 2 LLC 0.56%, 12/11/2034(1)	398,216
58,999	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	54,089
142,815	FCI Funding LLC 1.13%, 04/15/2033(1)	136,942
2,080,000	John Deere Owner Trust 2023 5.28%, 03/16/2026	2,072,886
78,646	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	74,362
311,901	Verizon Owner Trust 0.41%, 04/21/2025	310,502
		3,321,095
	Other Asset-Backed Securities - 8.7%
	Affirm Asset Securitization Trust
599,701	4.55%, 06/15/2027(1)	592,115
975,000	6.61%, 01/18/2028(1)	970,554
347,213	Amur Equipment Finance Receivables IX LLC 0.75%, 11/20/2026(1)	340,883
599,260	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	593,598
251,877	Atalaya Equipment Leasing Trust 1.23%, 05/15/2026(1)	248,132
	BHG Securitization Trust
1,198,605	1.71%, 02/20/2035(1)	1,158,169
318,844	5.32%, 10/17/2035(1)	316,496
	CCG Receivables Trust
176,000	0.30%, 06/14/2027(1)	172,819
532,582	0.54%, 03/14/2029(1)	513,311
2,187,809	3.91%, 07/16/2029(1)	2,146,046
1,705,000	5.82%, 09/16/2030(1)	1,702,570
	CNH Equipment Trust
945,000	5.34%, 09/15/2026	940,567
1,297,070	5.42%, 07/15/2026	1,293,431
1,720,000	Daimler Trucks Retail Trust 6.03%, 09/15/2025	1,720,136
	Dell Equipment Finance Trust
1,094,935	0.53%, 12/22/2026(1)	1,080,542
700,000	5.84%, 01/22/2029(1)	699,199
	Dext ABS LLC
393,227	1.12%, 02/15/2028(1)	379,786
820,905	5.68%, 04/15/2024(1)	820,229
900,000	DLLAA LLC 5.93%, 07/20/2026(1)	899,611
	DLLAD LLC
2,314,019	0.64%, 09/21/2026(1)	2,197,302
1,495,000	5.19%, 04/20/2026(1)	1,485,692
1,530,000	DLLMT LLC 5.78%, 11/20/2025(1)	1,522,667
1,119,810	DLLST LLC 3.40%, 01/21/2025(1)	1,109,541
1,175,000	GreatAmerica Leasing Receivables 5.35%, 02/16/2026(1)	1,165,990
1,639,254	GreatAmerica Leasing Receivables Funding LLC 4.92%, 05/15/2025(1)	1,629,766
	HPEFS Equipment Trust
644,144	3.15%, 09/20/2029(1)	639,838
874,942	5.26%, 08/20/2029(1)	872,522
760,000	5.43%, 08/20/2029(1)	755,994
1,030,000	6.04%, 01/21/2031(1)	1,030,157
2,110,000	John Deere Owner Trust 5.59%, 06/15/2026	2,106,724
	Kubota Credit Owner Trust
840,000	5.40%, 02/17/2026(1)	835,559
2,950,000	5.61%, 07/15/2026(1)	2,937,789
	Marlette Funding Trust
119,609	4.25%, 08/15/2032(1)	119,098
326,475	5.18%, 11/15/2032(1)	325,174
1,483,077	6.04%, 06/15/2033(1)	1,478,114

50

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.2% - (continued)
	Other Asset-Backed Securities - 8.7% - (continued)
$ 1,470,886	6.07%, 04/15/2033(1)	$ 1,467,122
1,649,363	6.49%, 09/15/2033(1)	1,649,627
	MMAF Equipment Finance LLC
365,572	2.01%, 12/12/2024(1)	362,719
1,480,953	5.57%, 09/09/2025(1)	1,474,241
1,650,000	5.79%, 11/13/2026(1)	1,645,976
636,806	New York City Tax Lien Trust 2.10%, 11/10/2034(1)	615,652
2,225,000	PFS Financing Corp. 0.77%, 08/15/2026(1)	2,121,722
	SCF Equipment Leasing LLC
136,285	2.06%, 02/22/2028(1)	135,795
1,049,729	6.24%, 07/20/2028(1)	1,048,606
	SoFi Consumer Loan Program Trust
30,250	0.49%, 09/25/2030(1)	30,001
314,873	5.81%, 05/15/2031(1)	314,115
605,311	Tricon American Homes Trust 2.93%, 01/17/2036(1)	598,651
1,545,000	Verizon Master Trust 5.23%, 11/22/2027	1,534,083
		49,798,431
	Whole Loan Collateral CMO - 3.1%
605,567	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	549,026
	BRAVO Residential Funding Trust
337,458	0.94%, 02/25/2049(1)(3)	289,104
380,204	0.97%, 03/25/2060(1)(3)	342,045
1,176,361	1.70%, 04/25/2060(1)(3)	1,023,484
208,021	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	199,096
145,463	CFMT LLC 3.17%, 07/25/2054(1)(3)	140,391
	COLT Mortgage Loan Trust
1,591,501	1.11%, 10/25/2066(1)(3)	1,262,169
421,902	1.33%, 10/26/2065(1)(3)	368,784
2,015,767	1.40%, 10/25/2066(1)(3)	1,586,611
103,178	1.51%, 04/27/2065(1)(3)	95,878
1,150,066	1.73%, 11/26/2066(1)(3)	936,460
1,303,349	CSMC Trust 3.57%, 07/25/2049(1)(4)	1,181,818
429,203	Ellington Financial Mortgage Trust 0.93%, 06/25/2066(1)(3)	334,286
	GCAT Trust
2,767,097	1.26%, 07/25/2066(1)(3)	2,132,767
638,265	1.92%, 08/25/2066(1)(3)	540,246
	MFA Trust
297,259	1.01%, 01/26/2065(1)(3)	262,214
527,804	1.03%, 11/25/2064(1)(3)	429,345
	New Residential Mortgage Loan Trust
1,438,617	1.16%, 11/27/2056(1)(3)	1,155,171
426,692	4.00%, 08/27/2057(1)(3)	395,137
35,239	OBX Trust 6.08%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	33,403
1,885,278	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,448,778
	Starwood Mortgage Residential Trust
269,493	0.94%, 05/25/2065(1)(3)	237,154
34,494	2.28%, 02/25/2050(1)(3)	31,876
	Towd Point Mortgage Trust
235,521	2.16%, 01/25/2052(1)(3)	232,397
456,698	2.75%, 06/25/2057(1)(3)	430,799
879,094	3.75%, 03/25/2058(1)(3)	850,621
166,017	5.28%, 02/25/2057, 1 mo. USD Term SOFR + 0.71%(1)(2)	166,681
	Verus Securitization Trust
1,130,097	1.63%, 10/25/2066(1)(3)	904,625
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.2% - (continued)
	Whole Loan Collateral CMO - 3.1% - (continued)
$ 140,977	2.64%, 11/25/2059(1)(4)	$ 134,225
220,444	2.69%, 11/25/2059(1)(3)	210,921
		17,905,512
	Total Asset & Commercial Mortgage-Backed Securities (cost $217,171,036)	$ 212,863,995
CORPORATE BONDS - 35.6%
	Aerospace/Defense - 0.2%
900,000	Litton Industries, Inc. 7.75%, 03/15/2026	$ 927,848
	Agriculture - 0.5%
1,700,000	Cargill, Inc. 3.50%, 04/22/2025(1)(5)	1,648,968
1,225,000	Philip Morris International, Inc. 5.13%, 11/15/2024	1,216,320
		2,865,288
	Auto Manufacturers - 1.1%
	Daimler Truck Finance North America LLC
565,000	5.15%, 01/16/2026(1)	557,634
875,000	5.60%, 08/08/2025(1)	869,523
1,500,000	General Motors Financial Co., Inc. 5.92%, 10/15/2024, 3 mo. USD SOFR + 0.62%(2)(5)	1,495,438
1,225,000	Mercedes-Benz Finance North America LLC 5.50%, 11/27/2024(1)	1,223,099
2,000,000	Toyota Motor Credit Corp. 5.61%, 01/11/2024, 3 mo. USD SOFR + 0.33%(2)	1,999,558
		6,145,252
	Beverages - 0.7%
1,725,000	Constellation Brands, Inc. 3.60%, 05/09/2024	1,699,822
730,000	Diageo Capital PLC 5.20%, 10/24/2025	726,573
1,750,000	JDE Peet's NV 0.80%, 09/24/2024(1)	1,660,947
		4,087,342
	Chemicals - 0.3%
1,225,000	Linde, Inc. 4.80%, 12/05/2024	1,216,185
580,000	Nutrien Ltd. 5.95%, 11/07/2025	580,745
		1,796,930
	Commercial Banks - 19.2%
1,600,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 03/18/2024; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	1,596,708
1,750,000	ANZ New Zealand International Ltd. 5.95%, 02/18/2025, 3 mo. USD SOFR + 0.60%(1)(2)(5)	1,747,924
1,400,000	Banco Santander SA 3.89%, 05/24/2024	1,378,978
	Bank of America Corp.
1,250,000	0.81%, 10/24/2024, (0.81% fixed rate until 10/24/2023; 6 mo. USD SOFR + 0.73% thereafter)(6)	1,245,205
1,025,000	3.84%, 04/25/2025, (3.84% fixed rate until 04/25/2024; 6 mo. USD SOFR + 1.11% thereafter)(6)	1,010,502
925,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(6)	904,247
1,700,000	6.00%, 02/04/2025, 3 mo. USD SOFR + 0.66%(2)	1,698,186
1,525,000	6.02%, 04/22/2025, 3 mo. USD SOFR + 0.69%(2)	1,523,110
2,000,000	Bank of America NA 5.65%, 08/18/2025	1,995,807

51

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	Commercial Banks - 19.2% - (continued)
	Bank of New York Mellon
$ 430,000	5.15%, 05/22/2026, (5.15% fixed rate until 05/22/2025; 6 mo. USD SOFR + 1.07% thereafter)(6)	$ 425,980
1,000,000	5.22%, 11/21/2025, (5.22% fixed rate until 11/21/2024; 6 mo. USD SOFR + 0.80% thereafter)(6)	991,096
750,000	Bank of New York Mellon Corp. 5.59%, 04/26/2024, 3 mo. USD SOFR + 0.26%(2)	749,018
	Bank of Nova Scotia
1,400,000	2.44%, 03/11/2024	1,378,577
3,675,000	5.72%, 07/31/2024, 3 mo. USD SOFR + 0.38%(2)	3,666,893
	Banque Federative du Credit Mutuel SA
1,000,000	4.52%, 07/13/2025(1)	972,701
1,250,000	4.94%, 01/26/2026(1)	1,216,785
875,000	5.90%, 07/13/2026(1)	870,287
950,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(6)	964,430
1,400,000	Citigroup, Inc. 6.02%, 01/25/2026, 3 mo. USD SOFR + 0.69%(2)	1,394,358
	Citizens Bank NA
1,025,000	4.12%, 05/23/2025, (4.12% fixed rate until 05/23/2024; 6 mo. USD SOFR + 1.4% thereafter)(6)	991,060
750,000	6.06%, 10/24/2025, (6.06% fixed rate until 10/24/2024; 6 mo. USD SOFR + 1.45% thereafter)(6)	723,654
1,250,000	Commonwealth Bank of Australia 5.08%, 01/10/2025	1,242,392
1,550,000	Cooperatieve Rabobank UA 5.59%, 01/12/2024, 3 mo. USD SOFR + 0.30%(2)	1,550,051
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,173,503
750,000	Credit Suisse AG 4.75%, 08/09/2024	739,320
	Danske Bank AS
1,180,000	6.26%, 09/22/2026, (6.26% fixed rate until 03/22/2024; 1 yr. USD CMT + 1.18% thereafter)(1)(6)	1,180,105
750,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	748,686
2,525,000	Deutsche Bank AG 5.84%, 11/08/2023, 3 mo. USD SOFR + 0.50%(2)	2,524,773
1,350,000	DNB Bank ASA 2.97%, 03/28/2025, (2.97% fixed rate until 03/28/2024; 6 mo. USD SOFR + 0.81% thereafter)(1)(6)	1,327,716
1,880,000	Fifth Third Bank NA 5.85%, 10/27/2025, (5.85% fixed rate until 10/27/2024; 6 mo. USD SOFR + 1.23% thereafter)(6)	1,849,561
	Goldman Sachs Group, Inc.
1,425,000	1.22%, 12/06/2023	1,413,189
1,250,000	5.70%, 11/01/2024	1,245,286
1,750,000	5.80%, 08/10/2026, (5.80% fixed rate until 08/10/2025; 3 mo. USD SOFR + 1.08% thereafter)(6)	1,736,848
1,500,000	5.84%, 09/10/2024, 3 mo. USD SOFR + 0.50%(2)	1,497,005
	HSBC Holdings PLC
1,425,000	5.92%, 11/22/2024, 3 mo. USD SOFR + 0.58%(2)	1,424,835
1,250,000	7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 6 mo. USD SOFR + 3.03% thereafter)(6)	1,276,489
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	Commercial Banks - 19.2% - (continued)
$ 1,025,000	HSBC USA, Inc. 3.75%, 05/24/2024	$ 1,008,054
	Huntington National Bank
1,175,000	4.01%, 05/16/2025, (4.01% fixed rate until 05/16/2024; 6 mo. USD SOFR + 1.21% thereafter)(6)	1,145,394
1,250,000	5.70%, 11/18/2025, (5.70% fixed rate until 11/18/2024; 6 mo. USD SOFR + 1.22% thereafter)(6)	1,221,821
	JP Morgan Chase & Co.
1,350,000	3.85%, 06/14/2025, (3.85% fixed rate until 06/14/2024; 6 mo. USD SOFR + 0.98% thereafter)(6)	1,326,194
850,000	5.55%, 12/15/2025, (5.55% fixed rate until 12/15/2024; 6 mo. USD SOFR + 1.07% thereafter)(6)	844,342
2,000,000	5.88%, 06/01/2025, 6 mo. USD SOFR + 0.54%(2)	1,994,088
	KeyBank NA
1,250,000	5.66%, 06/14/2024, 3 mo. USD SOFR + 0.32%(2)	1,228,787
2,000,000	5.69%, 01/03/2024, 3 mo. USD SOFR + 0.34%(2)(5)	1,990,752
	Macquarie Group Ltd.
1,500,000	6.01%, 10/14/2025, 3 mo. USD SOFR + 0.71%(1)(2)	1,491,630
1,200,000	6.21%, 11/22/2024(1)	1,199,497
	Manufacturers & Traders Trust Co.
2,310,000	4.65%, 01/27/2026	2,201,842
1,850,000	5.40%, 11/21/2025	1,794,218
	Morgan Stanley
1,350,000	3.62%, 04/17/2025, (3.62% fixed rate until 04/17/2024; 6 mo. USD SOFR + 1.16% thereafter)(6)	1,329,806
1,225,000	5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(6)	1,200,916
750,000	5.96%, 01/24/2025, 6 mo. USD SOFR + 0.63%(2)	748,640
	Morgan Stanley Bank NA
1,250,000	4.75%, 04/21/2026	1,221,980
1,500,000	5.48%, 07/16/2025	1,494,746
	National Australia Bank Ltd.
1,225,000	4.97%, 01/12/2026	1,210,609
1,400,000	5.67%, 01/12/2025, 3 mo. USD SOFR + 0.38%(1)(2)	1,397,939
3,725,000	National Bank of Canada 5.83%, 08/06/2024, 3 mo. USD SOFR + 0.49%(2)	3,709,448
1,000,000	National Securities Clearing Corp. 5.15%, 05/30/2025(1)	992,052
1,290,000	NatWest Markets PLC 5.87%, 08/12/2024, 3 mo. USD SOFR + 0.53%(1)(2)	1,285,873
	PNC Financial Services Group, Inc.
1,325,000	3.90%, 04/29/2024	1,308,410
1,510,000	5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 6 mo. USD SOFR + 1.09% thereafter)(6)	1,498,409
	Royal Bank of Canada
875,000	5.20%, 07/20/2026	865,592
1,925,000	5.61%, 01/19/2024, 3 mo. USD SOFR + 0.30%(2)	1,924,715
1,475,000	5.62%, 10/07/2024, 3 mo. USD SOFR + 0.34%(2)	1,470,085
950,000	5.66%, 10/25/2024	946,636

52

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	Commercial Banks - 19.2% - (continued)
	Societe Generale SA
$ 1,350,000	4.35%, 06/13/2025(1)(5)	$ 1,310,821
925,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(6)	924,868
	Standard Chartered PLC
1,225,000	6.17%, 01/09/2027, (6.17% fixed rate until 01/09/2026; 1 yr. USD CMT + 2.05% thereafter)(1)(5)(6)	1,218,850
850,000	7.78%, 11/16/2025, (7.78% fixed rate until 11/16/2024; 1 yr. USD CMT + 3.10% thereafter)(1)(6)	865,616
1,500,000	State Street Corp. 5.75%, 11/04/2026, (5.75% fixed rate until 11/04/2025; 6 mo. USD SOFR + 1.35% thereafter)(6)	1,494,927
2,200,000	Sumitomo Mitsui Trust Bank Ltd. 5.79%, 09/16/2024, 3 mo. USD SOFR + 0.44%(1)(2)	2,194,508
	Toronto-Dominion Bank
1,000,000	2.35%, 03/08/2024	984,517
925,000	5.10%, 01/09/2026	912,473
2,200,000	5.69%, 09/10/2024, 3 mo. USD SOFR + 0.35%(2)	2,194,850
	Truist Financial Corp.
1,500,000	5.74%, 06/09/2025, 3 mo. USD SOFR + 0.40%(2)	1,466,682
1,250,000	5.90%, 10/28/2026, (5.90% fixed rate until 10/28/2025; 6 mo. USD SOFR + 1.63% thereafter)(6)	1,236,320
	UBS AG
1,400,000	5.77%, 01/13/2025, 3 mo. USD SOFR + 0.47%(1)(2)	1,395,324
2,200,000	5.79%, 08/09/2024, 3 mo. USD SOFR + 0.45%(1)(2)	2,196,150
1,750,000	Wells Fargo Bank NA 5.55%, 08/01/2025	1,744,461
		109,568,107
	Diversified Financial Services - 1.3%
	American Express Co.
2,050,000	3.38%, 05/03/2024	2,018,512
1,300,000	3.95%, 08/01/2025	1,257,700
1,250,000	4.99%, 05/01/2026, (4.99% fixed rate until 05/01/2025; 6 mo. USD SOFR + 1.00% thereafter)(6)	1,228,136
975,000	Capital One Financial Corp. 4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(6)	946,076
1,750,000	Charles Schwab Corp. 5.88%, 08/24/2026	1,744,365
		7,194,789
	Electric - 2.0%
1,250,000	American Electric Power Co., Inc. 5.70%, 08/15/2025	1,243,668
1,350,000	Eversource Energy 4.20%, 06/27/2024	1,331,706
1,520,000	Mississippi Power Co. 5.65%, 06/28/2024, 3 mo. USD SOFR + 0.30%(2)	1,513,520
	NextEra Energy Capital Holdings, Inc.
1,500,000	4.26%, 09/01/2024	1,475,472
980,000	5.75%, 09/01/2025	977,530
525,000	6.05%, 03/01/2025	525,825
1,400,000	Pacific Gas & Electric Co. 3.25%, 02/16/2024	1,384,095
500,000	Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	490,706
1,700,000	Sempra 5.40%, 08/01/2026	1,682,303
1,000,000	Southern Co. 5.15%, 10/06/2025	989,985
		11,614,810
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	Food - 0.2%
$ 1,155,000	Mondelez International, Inc. 2.13%, 03/17/2024	$ 1,135,485
	Healthcare - Products - 0.3%
1,550,000	GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	1,542,302
	Healthcare - Services - 0.6%
1,580,000	CommonSpirit Health 2.76%, 10/01/2024	1,530,491
545,000	Elevance Health, Inc. 5.35%, 10/15/2025	541,614
1,395,000	UnitedHealth Group, Inc. 5.15%, 10/15/2025	1,391,028
		3,463,133
	Household Products - 0.4%
2,540,000	Haleon U.S. Capital LLC 3.02%, 03/24/2024	2,503,255
	Insurance - 4.9%
	Athene Global Funding
3,500,000	5.90%, 08/19/2024, 3 mo. USD SOFR + 0.56%(1)(2)	3,465,699
2,620,000	6.04%, 05/24/2024, 3 mo. USD SOFR + 0.70%(1)(2)	2,609,225
	Brighthouse Financial Global Funding
1,500,000	1.20%, 12/15/2023(1)	1,485,422
1,625,000	6.05%, 04/12/2024, 3 mo. USD SOFR + 0.76%(1)(2)	1,617,330
705,000	Corebridge Financial, Inc. 3.50%, 04/04/2025	676,343
725,000	Corebridge Global Funding 5.75%, 07/02/2026(1)	716,330
1,540,000	Equitable Financial Life Global Funding 5.50%, 12/02/2025(1)	1,517,513
2,000,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	1,994,761
1,425,000	Jackson Financial, Inc. 1.13%, 11/22/2023	1,414,189
1,225,000	Jackson National Life Global Funding 5.50%, 01/09/2026(1)	1,197,212
1,550,000	MassMutual Global Funding II 5.65%, 04/12/2024, 3 mo. USD SOFR + 0.36%(1)(2)	1,550,008
1,225,000	Metropolitan Life Global Funding I 5.00%, 01/06/2026(1)	1,210,607
1,350,000	New York Life Global Funding 3.15%, 06/06/2024(1)	1,324,731
1,250,000	Pacific Life Global Funding II 5.50%, 08/28/2026(1)	1,243,576
	Principal Life Global Funding II
2,500,000	5.72%, 08/23/2024, 3 mo. USD SOFR + 0.38%(1)(2)	2,493,056
645,000	5.74%, 04/12/2024, 3 mo. USD SOFR + 0.45%(1)(2)	644,242
	Protective Life Global Funding
1,375,000	3.22%, 03/28/2025(1)	1,316,971
1,525,000	5.37%, 01/06/2026(1)	1,511,258
		27,988,473
	IT Services - 0.2%
875,000	Hewlett Packard Enterprise Co. 5.90%, 10/01/2024	874,307
	Machinery - Construction & Mining - 0.2%
1,100,000	Caterpillar Financial Services Corp. 5.61%, 09/13/2024, 3 mo. USD SOFR + 0.27%(2)	1,099,603
	Media - 0.2%
1,020,000	Comcast Corp. 5.25%, 11/07/2025	1,015,436
	Oil & Gas - 0.6%
1,400,000	Occidental Petroleum Corp. 5.88%, 09/01/2025	1,392,888

53

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.6% - (continued)
	Oil & Gas - 0.6% - (continued)
$ 1,750,000	Ovintiv, Inc. 5.65%, 05/15/2025	$ 1,740,087
255,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	251,828
		3,384,803
	Pharmaceuticals - 0.4%
1,225,000	CVS Health Corp. 5.00%, 02/20/2026	1,206,132
1,050,000	Pfizer Investment Enterprises Pte. Ltd. 4.65%, 05/19/2025	1,035,589
		2,241,721
	Pipelines - 1.3%
245,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	245,799
2,100,000	Enbridge, Inc. 5.97%, 02/16/2024, 3 mo. USD SOFR + 0.63%(2)	2,100,066
350,000	Energy Transfer LP 4.25%, 04/01/2024	346,829
925,000	Enterprise Products Operating LLC 5.05%, 01/10/2026	915,041
2,050,000	ONEOK, Inc. 5.55%, 11/01/2026	2,038,551
1,700,000	Williams Cos., Inc. 5.40%, 03/02/2026	1,686,915
		7,333,201
	REITS - 0.2%
1,220,000	Public Storage Operating Co. 5.79%, 04/23/2024, 3 mo. USD SOFR + 0.47%(2)	1,219,477
	Retail - 0.1%
800,000	AutoZone, Inc. 5.05%, 07/15/2026	788,446
	Semiconductors - 0.3%
1,120,000	Analog Devices, Inc. 5.60%, 10/01/2024, 3 mo. USD SOFR + 0.25%(2)(5)	1,119,432
885,000	Intel Corp. 4.88%, 02/10/2026	874,515
		1,993,947
	Software - 0.0%
275,000	Oracle Corp. 5.80%, 11/10/2025	276,053
	Telecommunications - 0.2%
455,000	NTT Finance Corp. 4.14%, 07/26/2024(1)	448,578
800,000	Sprint LLC 7.13%, 06/15/2024	805,102
		1,253,680
	Trucking & Leasing - 0.2%
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75%, 05/24/2026(1)	985,385
	Total Corporate Bonds (cost $205,198,216)	$ 203,299,073
U.S. GOVERNMENT AGENCIES - 6.2%
	Mortgage-Backed Agencies - 6.2%
	Federal Home Loan Banks - 4.5%
5,000,000	4.75%, 03/08/2024	$ 4,982,812
540,000	4.88%, 11/07/2023	539,509
1,500,000	4.88%, 06/14/2024	1,491,260
5,960,000	5.00%, 11/09/2023	5,955,094
3,000,000	5.00%, 01/10/2024	2,995,399
5,000,000	5.46%, 07/19/2024	4,984,892
5,000,000	5.55%, 07/19/2024	4,986,743
		25,935,709
	Federal Home Loan Mortgage Corp. - 0.4%
699,161	1.00%, 05/15/2041	627,684
306,836	1.75%, 04/15/2027	294,495
62,664	3.00%, 05/15/2043	61,301
389,439	3.50%, 11/15/2025	380,507
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 6.2% - (continued)
	Mortgage-Backed Agencies - 6.2% - (continued)
	Federal Home Loan Mortgage Corp. - 0.4% - (continued)
$ 528,976	3.50%, 05/15/2026	$ 516,845
41,927	3.50%, 11/15/2042	41,548
304,962	3.53%, 10/25/2023(3)	303,809
		2,226,189
	Federal National Mortgage Association - 1.1%
438,737	1.75%, 09/25/2041	402,314
2,452,692	3.06%, 06/25/2024(3)	2,401,778
1,078,204	3.50%, 11/01/2034	1,049,365
1,126,766	3.50%, 11/25/2038	1,088,921
1,312,561	4.00%, 09/25/2039	1,281,074
		6,223,452
	Government National Mortgage Association - 0.2%
20,660	1.70%, 10/20/2045	20,580
375,668	2.50%, 09/20/2046	343,350
1,039,941	3.50%, 01/20/2052	997,398
		1,361,328
	Total U.S. Government Agencies (cost $36,045,412)	$ 35,746,678
U.S. GOVERNMENT SECURITIES - 17.1%
	U.S. Treasury Securities - 17.1%
	U.S. Treasury Notes - 17.1%
10,325,000	0.13%, 12/15/2023	$ 10,216,104
10,000,000	0.75%, 11/15/2024	9,498,828
51,250,000	2.00%, 04/30/2024	50,245,019
13,050,000	2.38%, 02/29/2024	12,887,385
15,000,000	2.50%, 01/31/2024	14,855,273
	Total U.S. Government Securities (cost $98,371,171)	$ 97,702,609
	Total Long-Term Investments (cost $556,785,835)	$ 549,612,355
SHORT-TERM INVESTMENTS - 3.6%
	Commercial Paper - 1.0%
1,000,000	AT&T, Inc. 5.90%, 03/19/2024(7)	$ 972,499
3,100,000	Australia & New Zealand Banking Group Ltd. 5.80%, 04/22/2024(7)	3,000,822
1,000,000	HSBC USA, Inc. 5.60%, 01/05/2024(7)	984,775
1,000,000	Societe Generale SA 5.35%, 01/18/2024(7)	983,063
		5,941,159
	Repurchase Agreements - 0.0%
13,197	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $13,203; collateralized by U.S. Treasury Note at 1.63%, maturing 10/31/2026, with a market value of $13,465	13,197
	Securities Lending Collateral - 0.3%
276,605	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.24%(8)	276,605
922,018	HSBC U.S. Government Money Market Fund, Institutional Class, 5.28%(8)	922,018

54

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.6% - (continued)
	Securities Lending Collateral - 0.3% - (continued)
276,605	Invesco Government & Agency Portfolio, Institutional Class, 5.26%(8)		$ 276,605
276,605	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(8)		276,605
			1,751,833
	Total Short-Term Investments (cost $20,662,450)		$ 20,660,715
	Total Investments (cost $577,448,285)	99.7%	$ 570,273,070
	Other Assets and Liabilities	0.3%	1,538,119
	Total Net Assets	100.0%	$ 571,811,189
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the aggregate value of these securities was $195,396,900, representing 34.2% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 212,863,995	$ —	$ 212,863,995	$ —
Corporate Bonds	203,299,073	—	203,299,073	—
U.S. Government Agencies	35,746,678	—	35,746,678	—
U.S. Government Securities	97,702,609	—	97,702,609	—
Short-Term Investments	20,660,715	1,751,833	18,908,882	—
Total	$ 570,273,070	$ 1,751,833	$ 568,521,237	$ —

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
55

Hartford Series Fund, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BMO	Bank of Montreal
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
USD	United States Dollar
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
KGaA	Kommanditgesellschaft Auf Aktien
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
TBA	To Be Announced
Tbk	Terbuka

56